UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06241

Loomis Sayles Funds II

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: December 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS

INVESTMENTS AS OF DECEMBER 31, 2007 (UNAUDITED)

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 23.5% of Net Assets

Non-Convertible Bonds – 22.8%
	Argentina – 0.2%
$693,265	Republic of Argentina, 2.000%, 9/30/2014, (ARS)	$155,852
68,750	Republic of Argentina, 5.389%, 8/03/2012(b)	60,627
918,998	Republic of Argentina, Discount Note, 5.830%, 12/31/2033, (ARS), PIK	211,746
295,000	Transportadora de Gas del Sur SA, 7.875%, 5/14/2017, 144A	255,913

		684,138

	Australia – 0.2%
925,000	New South Wales Treasury Corp. Series 10RG, 7.000%, 12/01/2010, (AUD)	806,337

	Austria – 0.0%
95,000	Sappi Papier Holding AG, 7.500%, 6/15/2032, 144A	82,906

	Belgium – 0.2%
335,000	Kingdom of Belgium, Series 40, 5.500%, 9/28/2017, (EUR)	529,599

	Brazil – 0.3%
170,000	Marfrig Overseas Ltd., 9.625%, 11/16/2016, 144A(c)	168,937
1,525,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)(c)	822,472

		991,409

	Canada – 0.1%
70,000	Canadian Government, 4.250%, 9/01/2009, (CAD)	71,428
25,000	Canadian Pacific Railway Ltd., 4.900%, 6/15/2010, (CAD), 144A	25,188
100,000	GMAC Canada Ltd., Series EMTN, 6.625%, 12/17/2010, (GBP)	173,182
50,000	Nortel Networks Corp., 6.875%, 9/01/2023	39,500
180,000	Shaw Communications, Inc., 6.150%, 5/09/2016, (CAD)	180,372

		489,670

	Cayman Island – 0.3%
370,000	Embraer Overseas Ltd., 6.375%, 1/24/2017	351,056
100,000	LPG International, Inc., 7.250%, 12/20/2015(c)	99,000
175,000	Odebrecht Finance Ltd., 7.500%, 10/18/2017, 144A	175,875
100,000	Petrobras International Finance Co., 5.875%, 3/01/2018	99,450
281,000	Vale Overseas Ltd., 6.875%, 11/21/2036	284,263

		1,009,644

	Chile – 0.0%
100,000	Empresa Nacional de Electricidad SA (Endesa-Chile), 7.875%, 2/01/2027	111,362

	Colombia – 0.3%
40,000	Republic of Colombia, 8.125%, 5/21/2024(c)	47,700
45,000,000	Republic of Colombia, 9.850%, 6/28/2027, (COP)	22,228
94,000,000	Republic of Colombia, 11.750%, 3/01/2010, (COP)	48,294
1,361,000,000	Republic of Colombia, 12.000%, 10/22/2015, (COP)	752,269

		870,491

	Egypt – 0.2%
2,700,000	Republic of Egypt, Series REGS,, 8.750%, 7/18/2012, (EGP), 144A	504,636

	France – 0.3%
100,000	BNP Paribas, 4.730%, 4/12/2016(b), (EUR)	130,634
1,665,190,000	BNP Paribas SA, Series EMTN, Zero Coupon, 6/13/2011, (IDR), 144A	131,992
75,000	France Telecom SA, Series EMTN, 3.625%, 10/14/2015, (EUR)	97,394
35,000	Lafarge SA, Series EMTN, 4.750%, 3/23/2020, (EUR)	44,085
35,000	Pinault Printemps Redoute SA, Series EMTN, 4.000%, 1/29/2013, (EUR)	47,294
240,000	Veolia Environnement, Series EMTN, 4.000%, 2/12/2016, (EUR)	314,247
25,000	Veolia Environnement, Series EMTN, 5.125%, 5/24/2022, (EUR)	32,482
100,000	Wendel, 4.375%, 8/09/2017, (EUR)	127,373

		925,501

	Germany – 1.2%
1,120,000	Bundesrepublik Deutschland, Series 06, 3.750%, 1/04/2017, (EUR)	1,572,589
335,000	Federal Republic of Germany, 3.750%, 7/04/2013, (EUR)	480,000
855,000	Federal Republic of Germany, Series 150, 4.000%, 4/13/2012, (EUR)	1,243,097
42,000,000	Kreditanstalt fuer Wiederaufbau, 1.850%, 9/20/2010, (JPY)	385,833
12,000,000	Kreditanstalt fuer Wiederaufbau, 2.050%, 2/16/2026, (JPY)	106,140
70,000	Republic of Germany, 3.250%, 4/17/2009, (EUR)	101,248
165,000	Republic of Germany, 4.000%, 1/04/2037, (EUR)	218,310

		4,107,217

	India – 0.1%
300,000	Canara Bank Ltd., 6.365%, 11/28/2021(b)	264,568
100,000	ICICI Bank Ltd., 6.375%, 4/30/2022, 144A(b)	90,522

		355,090

	Indonesia – 0.1%
2,959,000,000	Indonesia Government, 11.000%, 12/15/2012, (IDR)	335,707

	Ireland – 0.2%
10,000,000	Depfa ACS Bank, 0.750%, 9/22/2008, (JPY)	89,437
100,000	Depfa ACS Bank, 4.875%, 5/21/2019, (EUR)	147,470
300,000	Elan Financial PLC, 7.750%, 11/15/2011	282,000

		518,907

1

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2007 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Japan – 0.4%
$20,000,000	Development Bank of Japan, 1.750%, 3/17/2017, (JPY)	$181,811
145,000,000	Japan Government, 0.900%, 9/15/2009, (JPY)	1,302,107

		1,483,918

	Korea – 0.2%
460,000	Hanarotelecom, Inc., 7.000%, 2/01/2012, 144A	469,200
140,000	SK Telecom Co., Ltd., 6.625%, 7/20/2027, 144A	148,287

		617,487

	Luxembourg – 0.0%
10,000	Telecom Italia Capital, 6.000%, 9/30/2034	9,724
10,000	Telecom Italia Capital, 6.375%, 11/15/2033	10,016

		19,740

	Malaysia – 0.1%
200,000	Ranhill Labuan Ltd., 12.500%, 10/26/2011, 144A	195,963

	Mexico – 0.5%
260,000	America Movil SAB de CV, 5.500%, 3/01/2014	258,320
340,000	Axtel SAB de CV, 7.625%, 2/01/2017, 144A	340,000
295,000	Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015	297,212
75,000(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	673,772

		1,569,304

	Netherlands – 0.1%
50,000	Bite Finance International, 8.448%, 3/15/2014, (EUR), 144A(b)	66,158
230,000	Excelcomindo Finance Co., 7.125%, 1/18/2013, 144A	225,975
50,000	Koninklijke KPN NV, Series GMTN, 4.750%, 1/17/2017, (EUR)	67,004
100,000	Majapahit Holding BV, 7.250%, 6/28/2017, 144A	95,750

		454,887

	Peru – 0.1%
266,800	Republic of Peru, 6.438%, 3/07/2017(b)	264,132

	Poland – 0.2%
1,600,000	Poland Government Bond, 5.750%, 3/24/2010, (PLN)	643,834

	Singapore – 0.6%
2,705,000	Government of Singapore, 4.625%, 7/01/2010, (SGD)	2,004,853

	South Africa – 0.2%
130,000	Edcon Proprietary Ltd., 8.198%, 6/15/2014, (EUR)(b)	158,705
130,000	Edcon Proprietary Ltd.,, 8.198%, 6/15/2014, (EUR), 144A(b)	158,706
285,000	Republic of South Africa, 4.500%, 4/05/2016, (EUR)	386,558

		703,969

	Spain – 0.0%
100,000	Telefonica Emisiones SAU, 6.221%, 7/03/2017	103,899

	Supranational – 0.3%
10,000,000	Asia Development Bank, 2.350%, 6/21/2027, (JPY)	92,162
67,000,000	European Investment Bank, 1.250%, 9/20/2012, (JPY)	606,683
20,000,000	European Investment Bank, 1.400%, 6/20/2017, (JPY)	177,694
530,000	European Investment Bank, Series EMTN, 6.500%, 8/12/2014, (PLN)	223,708

		1,100,247

	Sweden – 0.3%
6,565,000	Government of Sweden, Series 1048, 4.000%, 12/01/2009, (SEK)	1,013,305

	Thailand – 0.1%
330,000	True Move Co. Ltd., 10.375%, 8/01/2014	328,689

	United Kingdom – 0.5%
60,000	BSKYB Finance UK PLC, 5.750%, 10/20/2017, (GBP)	114,765
100,000	FCE Bank PLC, Series EMTN, 7.875%, 2/15/2011, (GBP)	174,675
1,229,424,500	JPMorgan Chase London, Zero Coupon, 10/21/2010, (IDR),144A	103,721
100,000	Lloyds TSB Bank PLC, 4.385%, 5/29/2049, (EUR)(b)	124,485
80,000	Network Rail MTN Finance PLC, Series EMTN, 4.875%, 3/06/2009, (GBP)	159,024
65,000	United Kingdom Treasury, 4.000%, 3/07/2009, (GBP)	128,763
120,000	United Kingdom Treasury, 4.250%, 3/07/2036, (GBP)	236,125
50,000	United Kingdom Treasury, 4.750%, 3/07/2020, (GBP)	101,693
105,000	United Kingdom Treasury, 5.000%, 3/07/2025, (GBP)	221,855
65,000	United Kingdom Treasury, 5.250%, 6/07/2012, (GBP)	133,525

		1,498,631

	United States – 15.0%
50,000	Albertson’s, Inc., 6.625%, 6/01/2028(c)	43,988
500,000	Albertson’s, Inc. 7.450%, 8/01/2029	481,219
15,000	Amkor Technology, Inc., 7.750%, 5/15/2013	14,138
100,000	Anadarko Petroleum Corp., 5.950%, 9/15/2016	101,823
75,000	Anadarko Petroleum Corp., 6.450%, 9/15/2036	76,375
75,000	Arrow Electronics, Inc., 6.875%, 7/01/2013	79,940
100,000	ASIF Global Financing XXVII, 2.380%, 2/26/2009, (SGD), 144A	68,691
325,000	AT&T, Inc., 6.500%, 9/01/2037	339,845
42,865	Atlas Air, Inc., Series B, 7.680%, 1/02/2014	50,153

2

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2007 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	United States – continued
$145,000	Avnet, Inc., 6.000%, 9/01/2015	$144,746
349,720,000	Barclays Financial LLC, Zero Coupon, 10/01/2012, (KRW), 144A(d)	385,232
110,000,000	Barclays Financial LLC, 4.060%, 9/16/2010, (KRW), 144A	118,655
220,000,000	Barclays Financial LLC, 4.460%, 9/23/2010, (KRW), 144A	239,707
310,000	Borden, Inc., 7.875%, 2/15/2023(c)	232,500
410,000	Borden, Inc., 8.375%, 4/15/2016	332,100
5,000	Boston Scientific Corp., 5.450%, 6/15/2014	4,600
30,000	Boston Scientific Corp., 6.400%, 6/15/2016	28,200
60,000	Boston Scientific Corp., 7.000%, 11/15/2035	52,800
50,000	Bristol-Myers Squibb Co., 4.625%, 11/15/2021, (EUR)	64,577
15,000	Chesapeake Energy Corp., 6.500%, 8/15/2017	14,475
70,000	Chesapeake Energy Corp., 6.875%, 1/15/2016	69,300
75,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	72,000
10,000	CIT Group, Inc., 5.000%, 2/13/2014	8,803
25,000	CIT Group, Inc., 5.125%, 9/30/2014	22,022
25,000	CIT Group, Inc., 5.600%, 4/27/2011	24,072
2,702,000	CIT Group, Inc., 7.625%, 11/30/2012(c)	2,738,763
120,000	Citi Credit Card Issuance Trust, 5.375%, 4/10/2013, (EUR)	177,403
5,000	Clear Channel Communications, Inc., 4.900%, 5/15/2015	3,647
395,000	Clear Channel Communications, Inc., 5.500%, 12/15/2016	287,812
75,000	Clear Channel Communications, Inc., 5.750%, 1/15/2013	62,103
25,000	Colonial Realty LP, 6.050%, 9/01/2016	23,188
1,000,000	Comcast Corp., 6.950%, 8/15/2037	1,079,272
178,589	Continental Airlines, Inc., Series 1999-1C, 6.954%, 8/02/2009	175,463
30,000	Countrywide Financial Corp., SeriesA, MTN, 5.211%, 12/19/2008(b)	24,532
90,000	Countrywide Home Loans, Inc., 4.000%, 3/22/2011	64,985
190,000	CSX Corp., 6.250%, 3/15/2018	190,970
160,000	Cummins, Inc., 7.125%, 3/01/2028	165,461
10,000	D.R. Horton, Inc., 5.250%, 2/15/2015	7,943
380,000	Delta Air Lines, Inc., 8.021%, 8/10/2022, 144A	368,600
380,000	Delta Air Lines, Inc., 8.954%, 8/10/2014, 144A	372,400
50,000	Dillard’s, Inc., 6.625%, 1/15/2018(c)	39,576
50,000	Dillard’s, Inc., 7.000%, 12/01/2028	36,500
115,000	Energy Future Holdings Corp., Series P, 5.550%, 11/15/2014	91,791
310,000	Energy Future Holdings Corp., Series Q, 6.500%, 11/15/2024	226,117
17,000	ESI Tractebel Acquisition Corp., Series B, 7.990%, 12/30/2011	17,176
200,000	Federal National Mortgage Association, 2.290%, 2/19/2009, (SGD)	138,293
150,000	Foot Locker, Inc., 8.500%, 1/15/2022	138,000
10,000	Ford Motor Co., 6.625%, 2/15/2028	6,650
150,000	Ford Motor Co., 6.625%, 10/01/2028	99,750
15,000	Ford Motor Co., 7.125%, 11/15/2025	10,275
195,000	Ford Motor Co., 7.450%, 7/16/2031	144,788
810,000	Ford Motor Credit Co. LLC, 5.700%, 1/15/2010	729,792
105,000	Ford Motor Credit Co. LLC, 8.000%, 12/15/2016	89,188
25,000,000	General Electric Capital Corp., Series EMTN, 0.550%, 10/14/2008, (JPY)	223,128
45,000	General Motors Corp., 7.400%, 9/01/2025	32,625
390,000	General Motors Corp., 8.250%, 7/15/2023	310,050
15,000	General Motors Corp., 8.375%, 7/15/2033(c)	12,075
120,000	Georgia Gulf Corp., 10.750%, 10/15/2016(c)	80,400
35,000	Georgia-Pacific Corp., 7.750%, 11/15/2029	32,025
460,000	Georgia-Pacific LLC, 8.000%, 1/15/2024	427,800
60,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	57,900
395,000	GMAC LLC, 6.000%, 12/15/2011	331,279
135,000	GMAC LLC, 6.625%, 5/15/2012	112,228
255,000	GMAC LLC, 6.750%, 12/01/2014	205,670
45,000	GMAC LLC, 6.875%, 9/15/2011	38,497
85,000	GMAC LLC, 6.875%, 8/28/2012	71,227
60,000	GMAC LLC, 7.000%, 2/01/2012	50,906

3

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2007 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	United States – continued
$210,000	GMAC LLC, 8.000%, 11/01/2031	$176,164
150,000	Goldman Sachs Group, Inc., 5.004%, 5/23/2016, (EUR)(b)	205,357
165,000	Goodyear Tire & Rubber Co., 7.000%, 3/15/2028	143,550
25,000	GTE Corp., 6.940%, 4/15/2028	26,779
225,000	HCA, Inc., 7.050%, 12/01/2027	171,837
50,000	HCA, Inc., 7.190%, 11/15/2015	42,867
250,000	HCA, Inc., 7.500%, 11/06/2033	195,625
100,000	HCA, Inc., 7.580%, 9/15/2025	81,406
260,000	Hilcorp Energy I LP, 7.750%, 11/01/2015, 144A	255,450
890,000	Home Depot, Inc., 5.875%, 12/16/2036	751,072
960,000	HSBC Bank USA, Zero Coupon, 4/18/2012, (MYR), 144A	255,952
500,000	HSBC Bank USA, Zero Coupon, 5/17/2012, (MYR), 144A	132,749
100,000	HSBC Bank USA, 3.310%, 8/25/2010, 144A	114,000
110,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	98,298
15,000	J.C. Penney Corp., Inc., 7.125%, 11/15/2023	15,462
780,965	JPMorgan Chase & Co., Series EMTN, Zero Coupon, 6/08/2012, (MYR), 144A	200,992
275,000	K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016	187,000
250,000	Kellwood Co., 7.625%, 10/15/2017	195,000
30,000	Lennar Corp., 5.125%, 10/01/2010	25,743
15,000	Lennar Corp., Series B, 5.500%, 9/01/2014	11,365
90,000	Lennar Corp., Series B, 5.600%, 5/31/2015	68,582
55,000	Lennar Corp., Series B, 6.500%, 4/15/2016	43,030
10,000	Level 3 Financing, Inc., 8.750%, 2/15/2017	8,575
10,000	Level 3 Financing, Inc., 9.250%, 11/01/2014	9,050
155,000	Lucent Technologies, Inc., 6.450%, 3/15/2029	128,069
130,000	MBNA Credit Card Master Note Trust, 4.150%, 4/19/2010, (EUR)	187,514
500,000	Merrill Lynch & Co., Inc., 10.710%, 3/08/2017, (BRL)	264,410
90,000	MidAmerican Energy Holdings Co., 6.500%, 9/15/2037	93,986
85,000	Morgan Stanley, 5.375%, 11/14/2013, (GBP)	161,558
100,000	Mosaic Global Holdings, Inc., 7.375%, 8/01/2018	100,500
80,000	News America, Inc., 6.150%, 3/01/2037	77,279
25,000	News America, Inc., 6.400%, 12/15/2035	25,291
10,000	Nextel Communications, Inc., Series E, 6.875%, 10/31/2013	9,851
30,000	Nextel Communications, Inc., Series F, 5.950%, 3/15/2014	28,199
250,000	NGC Corporation Capital Trust I, Series B, 8.316%, 6/01/2027	220,000
170,000	Northern Telecom Capital Corp., 7.875%, 6/15/2026	139,400
1,000,000	NRG Energy, Inc., 7.375%, 2/01/2016	975,000
290,000	Owens Corning, Inc., 6.500%, 12/01/2016	265,564
35,000	Owens Corning, Inc., 7.000%, 12/01/2036	31,579
40,000	Owens-Illinois, Inc., 7.800%, 5/15/2018	40,700
50,000	Pulte Homes, Inc., 5.200%, 2/15/2015	41,358
540,000	Pulte Homes, Inc., 6.000%, 2/15/2035	407,170
695,000	Pulte Homes, Inc., 6.375%, 5/15/2033	526,515
140,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	118,300
205,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	173,225
30,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	27,000
45,000	Qwest Corp., 6.875%, 9/15/2033	41,513
5,000	Qwest Corp., 7.250%, 9/15/2025	4,700
500,000	R.H. Donnelley Corp., 8.875%, 10/15/2017, 144A	462,500
100,000	RBS Capital Trust, 4.243%, 12/29/2049, (EUR)(b)	122,951
345,000	Residential Capital LLC, 7.500%, 4/17/2013	212,175
5,000	Residential Capital LLC, 7.875%, 6/30/2010	3,200
175,000	Residential Capital LLC, 7.875%, 6/30/2015	105,875
195,000	Residential Capital LLC, 8.000%, 6/01/2012	119,925
80,000	Reynolds American, Inc., 6.750%, 6/15/2017	81,482
20,000	Reynolds American, Inc., 7.250%, 6/15/2037	20,214
415,000	Six Flags, Inc., 9.625%, 6/01/2014(c)	306,063
100,000	Six Flags, Inc., 9.750%, 4/15/2013(c)	75,000
65,000	SLM Corp., Series A, MTN, 5.375%, 5/15/2014	57,790
115,000	SLM Corp., Series MTN, 5.050%, 11/14/2014	99,400
14,000	Sprint Capital Corp., 6.875%, 11/15/2028	13,277

4

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2007 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	United States – continued
$26,000	Sprint Nextel Corp., 6.000%, 12/01/2016	$24,903
60,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	44,700
750,000	Tennessee Gas Pipeline Co., 7.000%, 10/15/2028(c)	757,112
10,000	Time Warner, Inc., 6.500%, 11/15/2036	9,730
395,000	Time Warner, Inc., 6.625%, 5/15/2029	388,887
160,000	Time Warner, Inc., 6.950%, 1/15/2028	163,269
115,000	Time Warner, Inc., 7.625%, 4/15/2031	127,261
75,000	Time Warner, Inc., 7.700%, 5/01/2032	83,329
105,000	Toll Brothers Finance Corp., 5.150%, 5/15/2015	95,283
375,000	Toys R Us, Inc., 7.375%, 10/15/2018	270,938
200,000	Transcontinental Gas Pipe Line Corp., 6.400%, 4/15/2016	205,250
20,000	TXU Corp., Series R, 6.550%, 11/15/2034	14,474
3,700,000	U.S. Treasury Bonds, 4.250%, 11/15/2017(c)	3,764,461
4,010,000	U.S. Treasury Bonds, 4.500%, 2/15/2036(c)	4,030,363
5,145,000	U.S. Treasury Bonds, 4.750%, 2/15/2037(c)	5,384,561
1,910,000	U.S. Treasury Bonds, 8.875%, 8/15/2017(c)	2,628,042
1,525,000	U.S. Treasury Notes, 4.500%, 4/30/2012(c)	1,593,029
885,000	U.S. Treasury Notes, 4.500%, 2/15/2016(c)	921,160
1,920,000	U.S. Treasury Notes, 4.625%, 11/15/2016(c)	2,010,751
2,510,000	U.S. Treasury Notes, 4.750%, 2/28/2009(c)	2,556,279
635,000	U.S. Treasury Notes, 5.000%, 7/31/2008(c)	640,556
1,050,000	United Rentals North America, Inc., 7.000%, 2/15/2014	879,375
50,000	USG Corp., 6.300%, 11/15/2016	45,170
230,000	USG Corp., 7.750%, 1/15/2018	228,736
90,000	Verizon Communications, 5.850%, 9/15/2035	88,036
5,000	Verizon Maryland, Inc., 5.125%, 6/15/2033	4,309
250,000	Verizon New York, Inc., Series B, 7.375%, 4/01/2032	274,462
70,000	Viacom, Inc., Class B, 6.875%, 4/30/2036	70,191
140,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	121,516
135,000	Wells Fargo & Co, 4.625%, 11/02/2035, (GBP)	228,528
100,000	Williams Cos., Inc., 7.500%, 1/15/2031	107,500
20,000	Xerox Corp., 7.200%, 4/01/2016	21,427

		49,534,235

	Uruguay – 0.5%
33,135,761	Republic of Uruguay, 4.250%, 4/05/2027, (UYU)	1,549,472

	Total Non-Convertible Bonds (Identified Cost $74,171,904)	75,409,179

Convertible Bonds – 0.7%
	United States – 0.7%
95,000	Builders Transportation, Inc., 8.000%, 8/15/2005(e)	—
68,000	Countrywide Financial Corp., 1.743%, 4/15/2037, 144A(b)	53,026
198,000	Countrywide Financial Corp., 2.619%, 5/15/2037, 144A(b)	144,481
200,000	Enzon Pharmaceuticals, Inc., 4.500%, 7/01/2008	198,500
420,000	iStar Financial, Inc., 5.229%, 10/01/2012(b)	371,700
50,000	Kellwood Co., (Step to 0.000% on 6/15/2011), 3.500%, 6/15/2034(d)	43,438
140,000	Level 3 Communications, Inc., 2.875%, 7/15/2010	122,150
190,000	Level 3 Communications, Inc., 3.500%, 6/15/2012	166,487
25,000	Level 3 Communications, Inc., 6.000%, 9/15/2009	23,250
140,000	Level 3 Communications, Inc., 6.000%, 3/15/2010	124,600
115,000	NII Holdings, Inc., 3.125%, 6/15/2012	98,612
500,000	Regeneron Pharmaceuticals, Inc., 5.500%, 10/17/2008	525,625
500,000	Valeant Pharmaceuticals International, 3.000%, 8/16/2010	457,500
80,000	Valeant Pharmaceuticals International, 4.000%, 11/15/2013	67,200

	Total Convertible Bonds (Identified Cost $2,555,196)	2,396,569

	Total Bonds and Notes (Identified Cost $76,727,100)	77,805,748

Shares
Common Stocks – 66.5%
	Brazil – 2.4%
144,100	Bovespa Holding SA(f)	2,776,758
155,044	Companhia Vale do Rio Doce ADR	5,065,288

		7,842,046

	Canada – 4.1%
45,997	Potash Corp. of Saskatchewan, Inc.	6,621,728
60,244	Research In Motion Ltd.(f)	6,831,670

		13,453,398

	Cayman Island – 0.8%
25,810	Garmin Ltd.(c)	2,503,570

5

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2007 (Unaudited)

Shares	Description	Value (†)
	China – 1.6%
436,000	China Mengniu Dairy Co. Ltd.	$1,579,072
1,892,748	China Overseas Land & Investment Ltd.	3,881,128

		5,460,200

	Denmark – 1.1%
57,270	Novo Nordisk AS, Class B	3,738,662

	France – 0.6%
25,488	Total SA	2,110,415

	Greece – 2.0%
172,911	Piraeus Bank S.A.	6,725,650

	Hong Kong – 1.1%
247,100	Esprit Holdings Ltd.	3,666,843

	India – 3.3%
61,388	Bharat Heavy Electricals Ltd.	3,983,197
278,595	Bharti Airtel Ltd.(f)	6,923,615

		10,906,812

	Japan – 3.8%
100,100	Komatsu Ltd.(c)	2,684,598
14,000	Nintendo Co. Ltd.	8,220,123
31,409	Sony Corp., ADR	1,705,508

		12,610,229

	Mexico – 0.9%
1,023,128	America Movil SAB de CV, Series L(c)	3,140,356
	Spain – 1.6%
56,789	Gamesa Corporation Tecnologica SA	2,627,656
42,540	Industria de Diseno Textil SA	2,574,091

		5,201,747

	Sweden – 0.8%
150,772	Volvo AB, Class B	2,522,743

	Switzerland – 5.0%
263,958	ABB Ltd.	7,602,663
37,230	Julius Baer Holding, Ltd., Registered	3,054,914
40,761	Novartis AG, Registered	2,229,110
31,683	Sonova Holding AG	3,557,151

		16,443,838

	Turkey – 0.8%
243,020	Turkcell Iletisim Hizmetleri AS	2,669,257

	United Kingdom – 2.4%
251,529	Capita Group PLC	3,487,045
398,013	Man Group PLC	4,518,135

		8,005,180

	United States – 34.2%
28,856	Amazon.com, Inc.(c)(f)	2,673,220
44,202	Apple, Inc.(f)	8,755,532
50,563	AT&T, Inc.	2,101,398
34,360	Avery Dennison Corp.	1,825,890
7,570	CME Group, Inc.(c)	5,193,020
65,576	Covidien Ltd.	2,904,361
55,370	Deere & Co.	5,156,054
21,479	ExxonMobil Corp.	2,012,368
21,978	First Solar, Inc.(c)(f)	5,871,203
35,461	General Cable Corp.(c)(f)	2,598,582
102,625	Gilead Sciences, Inc.(f)	4,721,776
20,133	Goldman Sachs Group, Inc.	4,329,602
10,854	Google, Inc. Class A(f)	7,505,324
54,122	Halliburton Co.	2,051,765
13,770	IntercontinentalExchange, Inc.(f)	2,650,725
47,216	Lehman Brothers Holdings, Inc.(c)	3,089,815
34,111	MasterCard, Inc., Class A(c)	7,340,687
79,710	McDonald’s Corp.	4,695,716
49,066	MEMC Electronic Materials, Inc.(f)	4,341,850
71,433	Merck & Co., Inc.	4,150,972
54,477	Monsanto Co.	6,084,536
145,953	NVIDIA Corp.(f)	4,965,321
63,699	Owens-Illinois, Inc.(f)	3,153,101
29,758	Precision Castparts Corp.	4,127,435
31,353	Schlumberger Ltd.	3,084,195
14,685	SunPower Corp., Class A(c)(f)	1,914,777
31,374	Transocean, Inc.(f)	4,491,188
15,145	VMware, Inc., Class A(c)(f)	1,287,174

		113,077,587

	Total Common Stocks (Identified Cost $190,622,601)	220,078,533

Preferred Stocks – 0.2%
	United State – 0.2%
10,540	Federal Home Loan Mortgage Corp., 8.375%	275,621
15,000	Federal National Mortgage Association, 8.250%	386,250

	Total Preferred Stocks (Identified Cost $638,500)	661,871

Shares/ Principal Amount (‡)
Short-Term Investments – 25.2%
50,628,272	State Street Securities Lending Quality Trust(g)	50,628,272
$32,772,000	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/07 at 3.250% to be repurchased at $32,777,917 on 1/02/08 collateralized by $33,265,000 Federal Home Loan Bank, 2.750% due 3/14/08 with a value of $33,431,325, including accrued interest(h)	32,772,000

	Total Short-Term Investments (Identified Cost $83,400,272)	83,400,272

	Total Investments - 115.4% (Identified Cost $351,388,473)(a)	381,946,424
	Other assets less liabilities — (15.4)%	(50,827,717)

	Net Assets — 100.0%	$331,118,707

6

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2007 (Unaudited)

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Future contracts are priced at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of FAS 157 will have on the Fund’s financial statements.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales and gains realized from passive foreign investment companies. Amortization of premium on debt securities is excluded for tax purposes):

At December 31, 2007, the net unrealized appreciation on investments based on a cost of $351,423,704 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$34,313,006
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,790,286)

Net unrealized appreciation	$30,527,720

(b)	Variable rate security. Rate as of December 31, 2007 is disclosed.
(c)	All or a portion of this security was on loan to brokers at December 31, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2007 were $49,751,351 and $50,628,272, respectively.
(d)	Step Bond: Coupon is a fixed rate for an initial period then resets at a specified date and rate.
(e)	Non-Income producing security due to default or bankruptcy filing.
(f)	Non-income producing security.
(g)	Represents investments of security lending collateral.
(h)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.

7

LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2007 (Unaudited)

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, the total value of these securities amounted to $6,412,164 or 1.9% of total net assets.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

EMTN	Euro Medium Term Note
GMTN	Globle Medium Term Note
MTN	Medium Term Note
PIK	Payment-in-Kind

Key to Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
UYU	Uruguayan Peso

Holdings at December 31, 2007 as a Percentage of Net Assets (Unaudited)

Treasuries	9.4%

Electrical Equipment	7.4

Capital Markets	5.4

Chemicals	4.1

Wireless Telecommunication Services	3.8

Pharmaceuticals	3.5

Machinery	3.1

Energy Equipment & Services	2.9

Software	2.9

Semiconductors & Semiconductor Equipment	2.8

Sovereigns	2.7

Computers & Perpherals	2.6

Diversified Financial Services	2.4

Internet Software & Services	2.3

IT Services	2.2

Comunications Equipment	2.1

Commercial Banks	2.0

Health Care Equipment & Supplies	2.0

Other, less than 2% each	26.6

8

LOOMIS SAYLES GROWTH FUND - PORTFOLIO OF INVESTMENTS

Investments as of December 31, 2007 (Unaudited)

Shares	Description	Value (†)
Common Stocks – 98.1% of Net Assets
	Aerospace & Defense – 4.5%
93,703	Goodrich Corp.	$6,616,369
96,592	Precision Castparts Corp.	13,397,310

		20,013,679

	Beverages – 2.7%
199,665	Coca-Cola Co. (The)	12,253,441

	Biotechnology – 2.0%
194,557	Gilead Sciences, Inc.(b)	8,951,568

	Capital Markets – 8.3%
35,402	BlackRock, Inc.(c)	7,675,154
224,935	Charles Schwab Corp. (The)	5,747,089
43,775	Goldman Sachs Group, Inc.	9,413,814
112,241	Lehman Brothers Holdings, Inc.	7,345,051
115,512	T. Rowe Price Group, Inc.	7,032,370

		37,213,478

	Chemicals – 5.3%
145,775	Monsanto Co.	16,281,610
78,988	Mosaic Co. (The)(b)	7,451,728

		23,733,338

	Communications Equipment – 2.2%
368,891	Cisco Systems, Inc.(b)	9,985,879

	Computers & Peripherals – 8.1%
110,960	Apple, Inc.(b)	21,978,957
314,632	EMC Corp.(b)	5,830,131
168,509	Hewlett-Packard Co.	8,506,334

		36,315,422

	Construction & Engineering – 2.3%
66,901	Foster Wheeler Ltd.(b)	10,370,993

	Diversified Financial Services – 6.7%
16,225	CME Group, Inc.	11,130,350
50,259	IntercontinentalExchange, Inc.(b)	9,674,858
68,704	Nymex Holdings, Inc.(c)	9,179,541

		29,984,749

	Electrical Equipment – 3.8%
42,020	First Solar, Inc.(b)	11,225,223
42,329	SunPower Corp., Class A(b)(c)	5,519,278

		16,744,501

	Energy Equipment & Services – 4.4%
142,859	National-Oilwell Varco, Inc.(b)	10,494,422
62,679	Transocean, Inc.(b)	8,972,499

		19,466,921

	Food & Staples Retailing – 2.5%
69,436	Costco Wholesale Corp.	4,843,855
159,580	CVS Caremark Corp.	6,343,305

		11,187,160

	Health Care Equipment & Supplies – 3.4%
82,615	Hologic, Inc.(b)	5,670,694
15,471	Intuitive Surgical, Inc.(b)	5,020,340
61,320	Stryker Corp.	4,581,830

		15,272,864

	Hotels, Restaurants & Leisure – 2.9%
217,663	McDonald’s Corp.	12,822,527

	Household Durables – 1.1%
50,363	Garmin Ltd.(c)	4,885,211

	Industrial Conglomerates – 2.2%
140,273	Textron, Inc.	10,001,465

	Internet & Catalog Retail – 4.0%
148,062	Amazon.com, Inc.(b)	13,716,464
37,810	Priceline.com, Inc.(b)(c)	4,342,856

		18,059,320

	Internet Software & Services – 4.5%
29,383	Google, Inc., Class A(b)	20,317,757

	IT Services – 3.0%
62,909	MasterCard, Inc., Class A(c)	13,538,017

	Life Sciences Tools & Services – 1.9%
144,727	Thermo Fisher Scientific, Inc.(b)	8,347,853

	Machinery – 4.9%
80,892	AGCO Corp.(b)	5,499,038
128,458	Deere & Co.	11,962,009
46,514	Flowserve Corp.	4,474,647

		21,935,694

	Oil, Gas & Consumable Fuels – 1.4%
125,525	XTO Energy, Inc.	6,446,964

	Pharmaceuticals – 3.2%
245,970	Merck & Co., Inc.	14,293,317

	Semiconductors & Semiconductor Equipment – 6.4%
441,234	Intel Corp.	11,763,298
108,402	MEMC Electronic Materials, Inc.(b)	9,592,493
216,942	NVIDIA Corp.(b)	7,380,367

		28,736,158

	Software – 6.4%
240,607	Activision, Inc.(b)	7,146,028
512,316	Microsoft Corp.	18,238,450
37,445	VMware, Inc., Class A(b)(c)	3,182,450

		28,566,928

	Total Common Stocks (Identified Cost $356,985,068)	439,445,204

Shares/ Principal Amount
Short-Term Investments – 11.6%
44,763,294	State Street Securities Lending Quality Trust(d)	44,763,294
$7,141,000	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/07 at 3.25% to be repurchased at $7,142,289 on 1/02/08 collateralized by $7,360,000 Federal Home Loan Bank, Zero Coupon due 3/24/08 with a value of $7,286,400 (e)	7,141,000

	Total Short-Term Investments (Identified Cost $51,904,294)	51,904,294

	Total Investments - 109.7% (Identified Cost $408,889,362)(a)	491,349,498
	Other assets less liabilities — (9.7)%	(43,647,466)

	Net Assets — 100.0%	$447,702,032

1

LOOMIS SAYLES GROWTH FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2007 (Unaudited)

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of FAS 157 will have on the Fund’s financial statements.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales):

At December 31, 2007, the net unrealized appreciation on investments based on a cost of $408,889,362 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$82,925,082
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(464,946)

Net unrealized appreciation	$82,460,136

At September 30, 2007, the Fund had a capital loss carryover of approximately $18,851,895 of which $12,659,581 expires on September 30, 2010 and $6,192,314 expires on September 30, 2011. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations. A significant portion of the Fund’s capital loss carry forwards are a result of prior year mergers; accordingly, some of these losses have been limited under Section 382 of the Internal Revenue Code. The amounts presented above are net of the losses limited by Section 382 the Internal Revenue Code.

(b)	Non-income producing security.
(c)	All or a portion of this security was on loan to brokers at December 31, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2007 were $44,058,366 and $44,763,294 respectively.
(d)	Represents investments of security lending collateral.
(e)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.

2

LOOMIS SAYLES GROWTH FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2007 (Unaudited)

Holdings at December 31, 2007 as a Percentage of Net Assets (Unaudited)

Capital Markets	8.3%

Computers & Peripherals	8.1

Diversified Financial Services	6.7

Semiconductors & Semiconductor Equipment	6.4

Software	6.4

Chemicals	5.3

Machinery	4.9

Internet Software & Services	4.5

Aerospace & Defense	4.5

Energy Equipment & Services	4.4

Internet & Catalog Retail	4.0

Electrical Equipment	3.8

Health Care Equipment & Supplies	3.4

Pharmaceuticals	3.2

IT Services	3.0

Hotels, Restaurants & Leisure	2.9

Beverages	2.7

Food & Staples Retailing	2.5

Construction & Engineering	2.3

Industrial Conglomerates	2.2

Communications Equipment	2.2

Biotechnology	2.0

Other, less than 2% each	4.4

3

LOOMIS SAYLES HIGH INCOME FUND — PORTFOLIO OF INVESTMENTS

Investments as of December 31, 2007 (Unaudited)

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 90.8% of Net Assets
	Airlines — 0.2%
$70,525	Continental Airlines, Inc., Series 1997-4, Class 4B, 6.900%, 1/02/2017	$67,703
36,768	Continental Airlines, Inc., Series 1999-1, Class C, 6.954%, 8/02/2009	36,125

		103,828

	Automotive — 3.3%
420,000	Ford Motor Co., 6.375%, 2/01/2029	279,300
65,000	Ford Motor Co., 6.625%, 2/15/2028	43,225
1,220,000	Ford Motor Co., 6.625%, 10/01/2028	811,300
210,000	Ford Motor Co., 7.450%, 7/16/2031(b)	155,925
40,000	Ford Motor Co., 7.500%, 8/01/2026	28,400
10,000	General Motors Corp., 8.250%, 7/15/2023(b)	7,950
10,000	General Motors Corp., 8.375%, 7/15/2033(b)	8,050
80,000	Goodyear Tire & Rubber Co., 7.000%, 3/15/2028	69,600

		1,403,750

	Banking — 3.3%
250,000,000	Barclays Financial LLC, 144A, 4.060%, 9/16/2010 (KRW)	269,670
400,000,000	Barclays Financial LLC, 144A, 4.470%, 12/04/2011 (KRW)	435,191
500,000	HSBC Bank USA, 144A, 3.310%, 8/25/2010	570,000
1,436,358,000	JPMorgan Chase & Co., 144A, Zero Coupon, 3/28/2011 (IDR)	116,193

		1,391,054

	Chemicals — 2.8%
450,000	Borden, Inc., 7.875%, 2/15/2023	337,500
550,000	Borden, Inc., 9.200%, 3/15/2021	440,000
130,000	Georgia Gulf Corp., 10.750%, 10/15/2016(b)	87,100
380,000	Hercules, Inc., Subordinated Note, 6.500%, 6/30/2029	311,600

		1,176,200

	Construction Machinery — 0.8%
400,000	United Rentals North America, Inc., 7.000%, 2/15/2014	335,000

	Electric — 3.6%
375,000	Dynegy Holdings, Inc., 7.125%, 5/15/2018	331,875
180,000	Dynegy Holdings, Inc., 7.625%, 10/15/2026	153,000
165,000	Dynegy Holdings, Inc., 7.750%, 6/01/2019	152,212
140,000	NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027	123,200
75,000	TXU Corp., 5.550%, 11/15/2014	59,864
590,000	TXU Corp., Series Q, 6.500%, 11/15/2024	430,352
370,000	TXU Corp., Series R, 6.550%, 11/15/2034	267,772

		1,518,275

	Financial Services — 0.2%
135,000	Residential Capital LLC, 8.000%, 4/17/2013	83,025

	Food & Beverage — 0.4%
200,000	Aramark Services, Inc., 5.000%, 6/01/2012	172,000

	Gaming — 0.1%
45,000	Harrah’s Operating Co., Inc., 5.750%, 10/01/2017	31,050

	Government Guaranteed — 2.5%
28,000,000	Kreditanstalt fuer Wiederaufbau, 1.850%, 9/20/2010 (JPY)	257,222
1,205,000	Kreditanstalt fuer Wiederaufbau, Series E, (MTN), 8.500%, 7/16/2010 (ZAR)	167,672
70,000,000	Oesterreichische Kontrollbank AG, 1.800%, 3/22/2010 (JPY)	639,951

		1,064,845

	Government Sponsored — 1.9%
160,000	Federal Home Loan Mortgage Corp., 4.625%, 10/25/2012	164,755
70,000,000	Federal National Mortgage Association, 1.750%, 3/26/2008 (JPY)	627,766

		792,521

	Healthcare — 4.0%
5,000	Boston Scientific Corp., 5.450%, 6/15/2014	4,600
105,000	Boston Scientific Corp., 6.400%, 6/15/2016	98,700
95,000	Boston Scientific Corp., 7.000%, 11/15/2035	83,600
220,000	Community Health Systems, Inc., 8.875%, 7/15/2015	224,125
25,000	HCA, Inc., 6.375%, 1/15/2015	21,125
205,000	HCA, Inc., 6.500%, 2/15/2016(b)	173,225
15,000	HCA, Inc., 7.050%, 12/01/2027	11,456
170,000	HCA, Inc., 7.500%, 12/15/2023	139,210
700,000	HCA, Inc., 7.500%, 11/06/2033	547,750
315,000	HCA, Inc., 7.580%, 9/15/2025	256,429
35,000	HCA, Inc., 7.690%, 6/15/2025	28,977
40,000	HCA, Inc., 7.750%, 7/15/2036	32,138
40,000	HCA, Inc., 8.360%, 4/15/2024	35,169

1

LOOMIS SAYLES HIGH INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2007 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Healthcare — continued
$40,000	Invitrogen Corp., 1.500%, 2/15/2024	$42,200

		1,698,704

	Home Construction — 4.4%
410,000	Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015	413,075
385,000	K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2015	263,725
365,000	K. Hovnanian Enterprises, Inc., Senior Note, 6.250%, 1/15/2016(b)	248,200
30,000	K. Hovnanian Enterprises, Inc., Guaranteed Note, 6.500%, 1/15/2014	21,000
100,000	KB Home, Guaranteed Note, 5.875%, 1/15/2015	86,250
590,000	KB Home, Guaranteed Note, 7.250%, 6/15/2018	533,950
5,000	Lennar Corp., Series B, Guaranteed Note, 5.600%, 5/31/2015	3,810
5,000	Lennar Corp. Series B, 5.125%, 10/01/2010	4,291
155,000	Pulte Homes, Inc., 6.000%, 2/15/2035	116,873
230,000	Pulte Homes, Inc., 6.375%, 5/15/2033	174,242

		1,865,416

	Independent Energy — 2.6%
625,000	Chesapeake Energy Corp., 6.500%, 8/15/2017	603,125
175,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	168,000
10,000	Hilcorp Energy I LP, 144A, 7.750%, 11/01/2015	9,825
65,000	Pioneer Natural Resources Co., 6.875%, 5/01/2018	62,857
310,000	Pioneer Natural Resources Co., 7.200%, 1/15/2028	279,405

		1,123,212

	Industrial Other — 0.3%
140,000	Ranhill Labuan Ltd., 144A, 12.500%, 10/26/2011	137,174

	Media Non-Cable — 1.2%
175,000	Intelsat Corp., 6.875%, 1/15/2028	145,250
5,000	R.H. Donnelley Corp., 8.875%, 1/15/2016	4,675
100,000	R.H. Donnelley Corp., 144A, 8.875%, 10/15/2017	92,500
455,000	Tribune Co., 5.250%, 8/15/2015(b)	266,339

		508,764

	Metals & Mining — 2.6%
740,000	Algoma Acquistion Corp., 144A, 9.875%, 6/15/2015	606,800
285,000	Steel Dynamics, Inc., 144A, 7.375%, 11/01/2012	286,425
195,000	Vale Overseas, Ltd., 6.875%, 11/21/2036	197,264

		1,090,489

	Mortgage Related — 0.1%
35,000	Countrywide Home Loans, Inc., Series L, MTN, 4.000%, 3/22/2011	25,272

	Non-Captive Consumer — 1.6%
30,000	Countrywide Financial Corp., Series A, 144A, 1.743%, 4/15/2037(c)	23,394
70,000	Countrywide Financial Corp., Series B, 144A, 2.619%, 5/15/2037(c)	51,079
60,000	SLM Corp., (MTN), 5.050%, 11/14/2014	51,861
5,000	SLM Corp., (MTN), 5.625%, 8/01/2033	3,865
20,000	SLM Corp., Series A, (MTN), 5.000%, 10/01/2013	17,530
10,000	SLM Corp., Series A, (MTN), 5.000%, 6/15/2018	7,997
735,000	SLM Corp., Series A, (MTN), 6.500%, 6/15/2010 (NZD)	509,955

		665,681

	Non-Captive Diversified — 4.3%
1,300,000	General Electric Capital Corp., Series A, (MTN), 2.960%, 5/18/2012 (SGD)	884,436
430,000	GMAC LLC, 6.000%, 12/15/2011	360,632
330,000	GMAC LLC, 6.625%, 5/15/2012	274,335
385,000	GMAC LLC, (MTN), 6.750%, 12/01/2014	310,521
20,000	GMAC LLC, 8.000%, 11/01/2031(b)	16,778

		1,846,702

	Packaging & Containers — 0.3%
135,000	Owens-Illinois, Inc., Senior Note, 7.800%, 5/15/2018	137,363

	Paper — 3.9%
485,000	Bowater, Inc., 6.500%, 6/15/2013(b)	356,475
75,000	Georgia-Pacific Corp., 7.250%, 6/01/2028	66,000
155,000	Georgia-Pacific Corp., 7.375%, 12/01/2025(b)	136,400
375,000	Georgia-Pacific Corp., 7.750%, 11/15/2029	343,125
270,000	Georgia-Pacific Corp., 8.000%, 1/15/2024	251,100
530,000	Georgia-Pacific Corp., 8.875%, 5/15/2031	511,450

		1,664,550

2

LOOMIS SAYLES HIGH INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2007 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Pharmaceuticals — 5.0%
$110,000	Elan Finance PLC, 8.875%, 12/01/2013	$108,350
525,000	Elan Finance PLC, Senior Note, 7.750%, 11/15/2011	493,500
127,000	EPIX Pharmaceuticals, Inc., Senior Note, 3.000%, 6/15/2024	85,408
210,000	Human Genome Sciences, Inc., 2.250%, 8/15/2012	181,913
245,000	Incyte Corp., Convertible, 3.500%, 2/15/2011	240,712
96,000	Nektar Therapeutics, 3.250%, 9/28/2012	79,200
345,000	Regeneron Pharmaceuticals, Inc., Subordinated Note, Convertible, 5.500%, 10/17/2008	362,681
190,000	Valeant Pharmaceuticals International, Subordinated Note, Convertible, 3.000%, 8/16/2010	173,850
505,000	Valeant Pharmaceuticals International, Subordinated Note, Convertible, 4.000%, 11/15/2013	424,200

		2,149,814

	Pipelines — 2.0%
415,000	El Paso Corp., 6.950%, 6/01/2028	392,870
575,000	Kinder Morgan Finance Co. ULC, Guaranteed Note, 6.400%, 1/05/2036	474,865

		867,735

	Retailers — 2.6%
250,000	Dillard’s, Inc., 6.625%, 1/15/2018(b)	197,881
105,000	Dillard’s, Inc., 7.130%, 8/01/2018	84,525
30,000	Macys Retail Holdings, Inc., 6.790%, 7/15/2027	27,978
1,070,000	Toys R Us, Inc., 7.375%, 10/15/2018	773,075
20,000	Toys R Us, Inc., 7.875%, 4/15/2013	15,450

		1,098,909

	Sovereigns — 5.1%
44,200(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023 (MXN)	397,076
148,500(††)	Mexican Fixed Rate Bonds, Series M-10, 9.000%, 12/20/2012 (MXN)	1,415,433
1,050,000	Republic of South Africa, 13.000%, 8/31/2010 (ZAR)	166,372
3,921,955	Republic of Uruguay, 4.250%, 4/05/2027 (UYU)	183,396

		2,162,277

	Supermarkets — 2.9%
190,000	Albertson’s, Inc., 7.750%, 6/15/2026	187,933
750,000	Albertson’s, Inc., Senior Note, 7.450%, 8/01/2029	721,829
130,000	Albertson’s, Inc., Senior Note, 8.000%, 5/01/2031	131,881
245,000	Albertson’s, Inc., Series C, (MTN), 6.625%, 6/01/2028	215,542

		1,257,185

	Supranational — 2.6%
1,900,000	Inter-American Development Bank, Series E, (MTN), Zero Coupon, 5/11/2009 (BRL)	883,286
13,400,000	Inter-American Development Bank, 13.000%, 6/20/2008 (ISK)	212,328

		1,095,614

	Technology — 5.6%
325,000	Freescale Semiconductor, Inc., 10.125%, 12/15/2016(b)	268,125
345,000	JDS Uniphase Corp., Convertible, 1.000%, 5/15/2026	276,000
215,000	Kulicke & Soffa Industries, Inc., Convertible, 0.500%, 11/30/2008	202,906
35,000	Kulicke & Soffa Industries, Inc., Convertible, 1.000%, 6/30/2010	30,275
910,000	Lucent Technologies, Inc., 6.450%, 3/15/2029	751,888
266,000	Maxtor Corp., Subordinated Note, 5.750%, 3/01/2012(d)	250,040
100,000	Nortel Networks Corp., 144A, 2.125%, 4/15/2014	77,500
530,000	Nortel Networks Corp., 6.875%, 9/01/2023	418,700
40,000	Northern Telecom Capital Corp., 7.875%, 6/15/2026	32,800
85,000	Unisys Corp., Senior Note, 8.000%, 10/15/2012	74,375

		2,382,609

	Telecommunications — 0.5%
230,000	NII Holdings, Inc., 3.125%, 6/15/2012	197,225

	Textile — 0.4%
210,000	Jones Apparel Group, Inc., 6.125%, 11/15/2034(b)	160,918

	Transportation Services — 2.7%
275,000	APL Ltd., Senior Note, 8.000%, 1/15/2024(d)	231,000
300,000	Overseas Shipholding Group, Senior Note, 7.500%, 2/15/2024	286,875
295,000	Stena AB, Senior Note, 7.000%, 12/01/2016	283,569
350,000	Stena AB, Senior Note, 7.500%, 11/01/2013	345,187

		1,146,631

3

LOOMIS SAYLES HIGH INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2007 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Treasuries — 6.9%
$2,940,000	U.S. Treasury Bond, 4.500%, 2/15/2036(b)	$2,954,929

	Wireless — 0.5%
160,000	ALLTEL Corp., 7.875%, 7/01/2032	122,400
98,000	Sprint Capital Corp., 6.875%, 11/15/2028	92,940

		215,340

	Wirelines — 9.6%
255,000	Bell Canada, Series M-17, 6.100%, 3/16/2035 (CAD)	209,653
5,000	Bell Canada, 144A, 6.550%, 5/01/2029 (CAD)	4,308
65,000	Cincinnati Bell Telephone Co., 6.300%, 12/01/2028(b)	56,388
50,000	Cincinnati Bell, Inc., 8.375%, 1/15/2014	48,750
95,000	Citizens Communications Co., 7.000%, 11/01/2025(b)	79,088
410,000	Embarq Corp., 7.995%, 6/01/2036	432,073
435,000	Level 3 Communications, Inc., Convertible, 2.875%, 7/15/2010	379,537
350,000	Level 3 Communications, Inc., Convertible, 6.000%, 9/15/2009	325,500
320,000	Level 3 Communications, Inc., Convertible, 6.000%, 3/15/2010	284,800
145,000	Level 3 Financing, Inc., 8.750%, 2/15/2017	124,337
125,000	Level 3 Financing, Inc., 9.250%, 11/01/2014(b)	113,125
375,000	Qwest Capital Funding, Inc., Guaranteed Note, 6.875%, 7/15/2028(b)	316,875
1,890,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	1,701,000

		4,075,434

	Total Bonds and Notes (Identified Cost $38,765,387)	38,599,495

Shares
Common Stocks — 2.6%
	Chemicals — 0.5%
11,695	Hercules, Inc.(b)	226,298

	Biotechnology — 0.4%
8,147	Vertex Pharmaceuticals, Inc.(b)(e)	189,255

	Home Durables — 0.1%
1,775	KB Home(b)	38,340

	Pharmaceuticals — 1.2%
6,875	Merck & Co., Inc.	399,506
1,717	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	79,806

		479,312

	Thrifts & Mortgage Finance — 0.4%
5,500	Federal Home Loan Mortgage Corp.(b)	187,385

	Total Common Stocks (Identified Cost $854,066)	1,120,590

Preferred Stocks — 2.8%
	Electric Utilities — 0.7%
6,475	AES Trust III, Convertible, 6.750%(b)	301,411

	Oil, Gas & Consumable Fuels — 0.8%
9,500	El Paso Energy Capital Trust I, Convertible, 4.750%	342,000

	Packaging & Containers — 0.8%
6,500	Owens-Illinois, Inc., Convertible, 4.750%	324,870

	Technology — 0.5%
225	Lucent Technologies Capital Trust I, Convertible, 7.750%	196,341

	Total Preferred Stocks (Identified Cost $1,049,773)	1,164,622

Closed-End Investment Companies — 0.1%
3,835	Morgan Stanley Emerging Markets Debt Fund, Inc.	37,200
2,175	Western Asset High Income Opportunity Fund, Inc.	13,050

	Total Closed-End Investment Companies (Identified Cost $45,443)	50,250

Shares/ Principal Amount (‡)
Short-Term Investments — 16.9%
5,878,955	State Street Navigator Securities Lending Prime Portfolio(f)	5,878,955
$1,311,526	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2007 at 3.250% to be repurchased at $1,311,763 on 1/02/2008, collateralized by $1,355,000 Federal Home Loan Bank, Zero Coupon due 3/24/2008 valued at $1,341,450 (g)	1,311,526

	Total Short-Term Investments (Identified Cost $7,190,481)	7,190,481

	Total Investments — 113.2% (Identified Cost $47,905,150)(a)	$48,125,438
	Other assets less liabilities—(13.2)%	(5,613,035)

	Net Assets — 100%	$42,512,403

4

LOOMIS SAYLES HIGH INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2007 (Unaudited)

(‡)	Principal amount is in U.S. dollars unless otherwise noted.
(†)	Debt securities for which market quotations are readily available (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Future contracts are priced at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of FAS 157 will have on the Fund’s financial statements.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amounts shown represent units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes):

At December 31, 2007, the net unrealized appreciation on investments based on a cost of $47,930,521 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,414,586
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,219,669)

Net unrealized appreciation	$194,917

At September 30, 2007, the Fund had a capital loss carryover of approximately $81,303,223 of which $11,101,868 expires on September 30, 2008, $43,374,721 expires on September 30, 2009 and $26,826,634 expires on September 30, 2010. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

5

LOOMIS SAYLES HIGH INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2007 (Unaudited)

(b)	All or a portion of this security was on loan to brokers at December 31, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2007 were $5,826,207 and $5,878,955, respectively.
(c)	Variable rate security whose interest rate varies with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date). The coupon rate shown represents the rate at period end.
(d)	Illiquid security. At December 31, 2007, the value of these securities amounted to $481,040 or 1.1% of net assets.
(e)	Non-income producing security.
(f)	Represents investment of securities lending collateral.
(g)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

MTN	Medium Term Note

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,680,059 or 6.3% of net assets.

BRL	Brazilian Real
CAD	Canadian Dollar
IDR	Indonesian Rupiah
ISK	Iceland Krona
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
SGD	Singapore Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Holdings at December 31, 2007 as a Percentage of Net Assets (unaudited)

Wirelines	9.6%

Treasuries	6.9

Pharmaceuticals	6.2

Technology	6.1

Sovereigns	5.1

Home Construction	4.4

Non-Captive Diversified	4.3

Healthcare	4.0

Paper	3.9

Electric	3.6

Automotive	3.3

Chemicals	3.3

Banking	3.3

Supermarkets	3.0

Transportation Services	2.7

Independent Energy	2.6

Retailers	2.6

Supranational	2.6

Metals & Mining	2.6

Government Guaranteed	2.5

Pipelines	2.1

Other, less than 2% each	11.6

6

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS

Investments as of December 31, 2007 (Unaudited)

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 92.4% of Total Net Assets

Non-Convertible Bonds – 91.5%
	Airlines – 2.3%
$741,423	Continental Airlines, Inc., Series 971A, 7.461%, 10/01/2016	$721,034
13,685,000	Continental Airlines, Inc., Series A, 5.983%, 4/19/2022	12,789,864
920,000	Delta Air Lines, Inc., 6.821%, 8/10/2022, 144A	883,200
19,425,000	Delta Air Lines, Inc., 8.021%, 8/10/2022, 144A	18,842,250
11,415,000	Northwest Airlines, Inc., Series 07-1, 8.028%, 11/01/2017	11,015,475
8,115,000	Qantas Airways Ltd., 6.050%, 4/15/2016, 144A	8,348,095
18,635,000	United Air Lines, Inc., 6.636%, 7/02/2022	17,610,075

		70,209,993

	Asset-Backed Securities – 0.1%
589,956	Community Program Loan Trust, Series 1987-A, Class A4, 4.500%, 10/01/2018	586,167
1,700,000	Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 4/01/2029	1,590,620

		2,176,787

	Automotive – 1.3%
10,665,000	Cummins, Inc., 5.650%, 3/01/2098(b)	8,477,886
1,389,000	Cummins, Inc., 6.750%, 2/15/2027	1,414,341
665,000	Cummins, Inc., 7.125%, 3/01/2028	687,699
1,990,000	Ford Motor Co., 6.375%, 2/01/2029	1,323,350
130,000	Ford Motor Co., 6.500%, 8/01/2018(b)	95,712
260,000	Ford Motor Co., 6.625%, 2/15/2028	172,900
5,185,000	Ford Motor Co., 6.625%, 10/01/2028	3,448,025
8,730,000	Ford Motor Co., 7.450%, 7/16/2031(b)	6,482,025
245,000	Ford Motor Co., 7.500%, 8/01/2026	173,950
7,970,000	Ford Motor Credit Co., 5.700%, 1/15/2010	7,180,795
700,000	Ford Motor Credit Co., 7.375%, 10/28/2009	658,872
1,540,000	Ford Motor Credit Co., 8.000%, 12/15/2016	1,308,093
575,000	General Motors Corp., 7.400%, 9/01/2025	416,875
8,845,000	General Motors Corp., 8.250%, 7/15/2023	7,031,775
245,000	General Motors Corp., 8.375%, 7/15/2033(b)	197,225

		39,069,523

	Banking – 2.5%
2,595,000	BAC Capital Trust VI, 5.625%, 3/08/2035	2,216,330
3,120,000,000	Barclays Financial LLC, 4.060%, 9/16/2010, (KRW), 144A	3,365,487
180,000,000	Barclays Financial LLC, 4.160%, 2/22/2010, (THB), 144A	5,871,703
3,500,000,000	Barclays Financial LLC, 4.460%, 9/23/2010, (KRW), 144A	3,813,525
52,000,000	Barclays Financial LLC, Series EMTN, 4.100%, 3/22/2010, (THB), 144A	1,693,464
16,371,250,000	BNP Paribas SA, Series EMTN, Zero Coupon, 6/13/2011, (IDR), 144A	1,297,673
9,860,000	Citibank NA, 15.000%, 7/02/2010, (BRL), 144A	6,080,518
20,990,000	HSBC Bank USA, Zero Coupon, 4/18/2012, (MYR), 144A	5,596,276
28,000,000	HSBC Bank USA, Zero Coupon, 5/17/2012, (MYR), 144A	7,433,928
4,500,000	HSBC Bank USA, 3.310%, 8/25/2010, 144A	5,130,000
700,000	ICICI Bank Ltd., 6.375%, 4/30/2022, 144A(c)	633,652
22,683,264,000	JPMorgan Chase & Co., Zero Coupon, 3/28/2011, (IDR), 144A	1,834,947
17,920,000,000	JPMorgan Chase & Co., Zero Coupon, 3/28/2011, (IDR), 144A	1,448,672
68,827,366,920	JPMorgan Chase & Co., Zero Coupon, 4/12/2012, (IDR), 144A	5,021,082
18,000,000	JPMorgan Chase & Co., Zero Coupon, 05/17/2010, (BRL), 144A	7,691,754
24,108,050	JPMorgan Chase & Co., Series EMTN, Zero Coupon, 6/08/2012, (MYR), 144A	6,204,524
24,124,936,500	JPMorgan Chase London, Zero Coupon, 10/21/2010, (IDR), 144A	2,035,305
100,000	Keybank NA, 6.950%, 2/01/2028	105,906
329,700,000	Kreditanstalt fuer Wiederaufbau, Series EMTN, 10.000%, 10/27/2008, (ISK)	5,108,839
90,000,000	Rabobank Nederland, Series EMTN, 13.500%, 1/28/2008, (ISK), 144A	1,430,552

		74,014,137

	Brokerage – 0.2%
10,000,000	Merrill Lynch & Co., Inc., 10.710%, 3/08/2017, (BRL)	5,288,202

	Building Materials – 0.9%
10,000,000	Masco Corp., 5.850%, 3/15/2017(b)	9,701,930
3,680,000	Owens Corning, Inc., 6.500%, 12/01/2016	3,369,919
15,358,000	Owens Corning, Inc., 7.000%, 12/01/2036	13,856,986
1,060,000	USG Corp., 6.300%, 11/15/2016	957,597

		27,886,432

	Chemicals – 0.3%
6,305,000	Lubrizol Corp., 6.500%, 10/01/2034	6,194,404
2,400,000	Methanex Corp., 6.000%, 8/15/2015	2,342,086

		8,536,490

1

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2007 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Construction Machinery – 0.2%
$6,935,000	Toro Co., 6.625%, 5/01/2037	$7,158,272

	Consumer Cyclical Services – 0.3%
10,015,000	Western Union Co., 6.200%, 11/17/2036(b)	9,612,167

	Distributors – 0.1%
3,865,000	ONEOK, Inc., 6.000%, 6/15/2035	3,477,379

	Electric – 3.1%
11,360,000	Bruce Mansfield Unit, 6.850%, 6/01/2034	11,692,053
10,595,000	Cleveland Electric Illuminating Co. (The), 5.950%, 12/15/2036	9,695,114
895,000	Commonwealth Edison Co., 4.700%, 4/15/2015	843,014
1,700,000	Commonwealth Edison Co., 5.875%, 2/01/2033	1,576,816
2,750,000	Constellation Energy Group, Inc., 4.550%, 6/15/2015	2,535,945
960,000	Dominion Resources, Inc., 5.950%, 6/15/2035	897,170
5,500,000	Empresa Nacional de Electricidad SA (Endesa-Chile), 7.875%, 2/01/2027	6,124,932
1,000,000	Empresa Nacional de Electricidad SA (Endesa-Chile), 8.350%, 8/01/2013	1,132,930
1,905,000	ITC Holdings Corp., 5.875%, 9/30/2016, 144A	1,910,088
2,830,000	ITC Holdings Corp., 6.375%, 9/30/2036, 144A	2,726,255
10,206,405	Mackinaw Power LLC, 6.296%, 10/31/2023, 144A	10,923,915
1,500,000	MidAmerican Energy Holdings Co., 5.875%, 10/01/2012	1,554,731
1,000,000	MidAmerican Energy Holdings Co., 6.125%, 4/01/2036	997,618
7,185,000	MidAmerican Energy Holdings Co., 6.500%, 9/15/2037	7,503,195
27,500,000	Nisource Finance Corp., 6.400%, 3/15/2018	27,438,152
40,000	Quezon Power Philippines Co., 8.860%, 6/15/2017	40,000
500,000	SP Powerassets Ltd., 3.730%, 10/22/2010, (SGD)	352,489
1,795,000	Toledo Edison Co., 6.150%, 5/15/2037(b)	1,672,651
1,075,000	White Pine Hydro LLC, 6.310%, 7/10/2017(d)	1,125,536
1,600,000	White Pine Hydro LLC, 6.960%, 7/10/2037(d)	1,654,866

		92,397,470

	Entertainment – 0.4%
3,565,000	Time Warner, Inc., 6.500%, 11/15/2036	3,468,770
1,805,000	Time Warner, Inc., 6.625%, 5/15/2029	1,777,066
755,000	Time Warner, Inc., 6.950%, 1/15/2028	770,426
505,000	Time Warner, Inc., 7.625%, 4/15/2031	558,843
330,000	Time Warner, Inc., 7.700%, 5/01/2032	366,648
3,590,000	Viacom, Inc., Class B, 6.875%, 4/30/2036	3,599,786

		10,541,539

	Food & Beverage – 1.7%
6,845,000	Anheuser-Busch Cos, Inc., 5.950%, 1/15/2033(b)	6,925,196
8,760,000	Anheuser-Busch Cos, Inc., 6.450%, 9/01/2037(b)	9,494,999
1,525,000	Cia Brasileira de Bebidas, 8.750%, 9/15/2013	1,734,687
6,080,000	Corn Products International, Inc., 6.625%, 4/15/2037	6,333,524
9,925,000	Kraft Foods, Inc., 6.500%, 8/11/2017	10,267,869
7,895,000	Kraft Foods, Inc., 6.500%, 11/01/2031	7,744,198
8,080,000	Kraft Foods, Inc., 7.000%, 8/11/2037	8,486,464

		50,986,937

	Foreign Agency – 0.0%
220,000	Alberta Municipal Funding Corp., 5.700%, 9/01/2011, (CAD)	233,981

	Foreign Local Governments – 0.0%
30,050	Province of Alberta, 5.930%, 9/16/2016, (CAD)	32,634
500,000	Province of Nova Scotia, 6.600%, 6/01/2027, (CAD)	634,257

		666,891

	Government Guaranteed – 1.5%
45,000,000	Canada Housing Trust, 4.100%, 12/15/2008, (CAD)	45,623,740

	Healthcare – 2.2%
7,535,000	Covidien International Finance, 6.000%, 10/15/2017, 144A	7,796,721
7,590,000	Covidien International Finance, 6.550%, 10/15/2037, 144A	7,882,488
8,690,000	HCA, Inc., 5.750%, 3/15/2014	7,212,700
800,000	HCA, Inc., 6.250%, 2/15/2013	700,000
3,250,000	HCA, Inc., 6.300%, 10/01/2012(b)	2,892,500
2,520,000	HCA, Inc., 6.375%, 1/15/2015	2,129,400
3,515,000	HCA, Inc., 6.500%, 2/15/2016(b)	2,970,175
3,000,000	HCA, Inc., 7.050%, 12/01/2027	2,291,154
215,000	HCA, Inc., 7.190%, 11/15/2015	184,329
395,000	HCA, Inc., 7.500%, 12/15/2023	323,458
250,000	HCA, Inc., 7.500%, 11/06/2033	195,625
1,060,000	HCA, Inc., 7.580%, 9/15/2025	862,906

2

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2007 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Healthcare – continued
$1,265,000	HCA, Inc., 7.690%, 6/15/2025	$1,047,295
1,000,000	HCA, Inc., 7.750%, 7/15/2036	803,462
2,865,000	Hospira, Inc., 6.050%, 3/30/2017	2,878,761
530,000	Owens & Minor, Inc., 6.350%, 4/15/2016	540,867
27,070,000	WellPoint, Inc., 6.375%, 6/15/2037	26,592,458

		67,304,299

	Healthcare Insurance – 0.2%
5,455,000	CIGNA Corp., 6.150%, 11/15/2036	5,061,231

	Home Construction – 0.8%
850,000	Centex Corp., 5.250%, 6/15/2015(b)	719,789
3,685,000	D.R. Horton, Inc., 5.250%, 2/15/2015	2,927,084
2,050,000	Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015(b)	2,065,375
2,605,000	Lennar Corp., Series B, 5.600%, 5/31/2015	1,985,067
1,870,000	Lennar Corp., Series B, 6.500%, 4/15/2016(b)	1,463,034
2,945,000	Pulte Homes, Inc., 5.200%, 2/15/2015	2,435,983
250,000	Pulte Homes, Inc., 5.250%, 1/15/2014	208,993
9,400,000	Pulte Homes, Inc., 6.000%, 2/15/2035	7,087,779
3,645,000	Pulte Homes, Inc., 6.375%, 5/15/2033	2,761,361
3,605,000	Toll Brothers Finance Corp., 5.150%, 5/15/2015	3,271,393

		24,925,858

	Independent Energy – 1.4%
4,020,000	Anadarko Petroleum Corp., 5.950%, 9/15/2016	4,093,285
13,905,000	Anadarko Petroleum Corp., 6.450%, 9/15/2036	14,159,962
10,875,000	Apache Corp., 6.000%, 1/15/2037	10,786,075
500,000	Devon Financing Corp. LLC, 7.875%, 9/30/2031	604,727
1,625,000	Talisman Energy, Inc., 5.850%, 2/01/2037	1,519,362
3,515,000	Talisman Energy, Inc., 6.250%, 2/01/2038	3,425,575
160,000	XTO Energy, Inc., 6.100%, 4/01/2036	156,195
6,230,000	XTO Energy, Inc., 6.750%, 8/01/2037	6,682,485

		41,427,666

	Integrated Energy – 0.1%
1,694,560	PF Export Receivables Master Trust, 6.436%, 6/01/2015, 144A	1,708,710

	Life Insurance – 0.5%
15,400,000	ASIF Global Financing XXVII, 2.380%, 2/26/2009, (SGD), 144A	10,578,450
4,260,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	4,175,823

		14,754,273

	Local Authorities – 1.0%
2,730,000	Michigan Tobacco Settlement Finance Authority, 7.309%, 6/01/2034	2,568,548
19,325,000	Queensland Treasury Corp., Series 11G, 6.000%, 6/14/2011, (AUD)	16,349,876
13,640,000	Virginia Tobacco Settlement Financing Corp., 6.706%, 6/01/2046	11,839,111

		30,757,535

	Media Cable – 2.1%
15,156,000	Comcast Corp., 5.650%, 6/15/2035	13,872,939
2,255,000	Comcast Corp., 6.450%, 3/15/2037	2,295,998
4,610,000	Comcast Corp., 6.500%, 11/15/2035	4,704,224
34,000,000	Comcast Corp., 6.950%, 8/15/2037	36,695,248
3,750,000	Cox Communications, Inc., Class A, 6.750%, 3/15/2011	3,933,952
350,000	Virgin Media Finance Plc, 9.750%, 4/15/2014, (GBP)	672,325

		62,174,686

	Media Non-Cable – 1.0%
2,500,000	Clear Channel Communications, Inc., 4.250%, 5/15/2009	2,373,395
1,000,000	Clear Channel Communications, Inc., 5.750%, 1/15/2013	828,038
7,700,000	News America, Inc., 6.150%, 3/01/2037	7,438,115
4,095,000	News America, Inc., 6.200%, 12/15/2034(b)	4,036,810
9,760,000	News America, Inc., 6.400%, 12/15/2035	9,873,665
595,000	R.H. Donnelley Corp., 6.875%, 1/15/2013	532,525
310,000	R.H. Donnelley Corp., 8.875%, 10/15/2017, 144A	286,750
1,335,000	R.H. Donnelley Corp., Series A-1, 6.875%, 1/15/2013	1,194,825
1,555,000	R.H. Donnelley Corp., Series A-2, 6.875%, 1/15/2013	1,391,725
1,645,000	RH Donnelley Corp., Series A-3, 8.875%, 1/15/2016	1,538,075

		29,493,923

	Metals & Mining – 1.7%
12,775,000	Newmont Mining Corp., 5.875%, 4/01/2035	11,231,180
1,500,000	Teck Cominco Ltd., 7.000%, 9/15/2012	1,630,009
1,985,000	United States Steel Corp., 6.050%, 6/01/2017	1,865,568
1,140,000	United States Steel Corp., 6.650%, 6/01/2037	1,016,930
31,890,000	United States Steel Corp., 7.000%, 2/01/2018	31,676,720

3

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2007 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Metals & Mining – continued
$3,735,000	Vale Overseas Ltd., 6.875%, 11/21/2036	$3,778,367

		51,198,774

	Mortgage Related – 0.5%
3,000,000	Bank of America-First Union NB Commercial Mortgage, Series 2001-3, Class A2, 5.464%, 4/11/2037	3,067,042
2,028,783	CS First Boston Mortgage Securities Corp., Series 2005-7, Class 3A1, 5.000%, 8/25/2020	1,969,800
192,304	Federal Home Loan Mortgage Corp., 5.000%, 12/01/2031	188,981
39,514	Federal National Mortgage Association, 6.000%, 7/01/2029	40,410
15,000,000	Queensland Treasury Corp., 7.125%, 9/18/2017, (NZD), 144A	11,239,037

		16,505,270

	Non-Captive Consumer – 4.0%
81,395,000	American General Finance Corp., Series J, MTN, 6.900%, 12/15/2017	81,476,395
500,000	CIT Group, Inc., 5.400%, 2/13/2012	471,513
400,000	Countrywide Financial Corp., Series A, MTN, 5.211%, 12/19/2008(c)	327,099
1,170,000	Countrywide Home Loans, Inc., Series L, MTN, 4.000%, 3/22/2011	844,803
180,000	Residential Capital LLC, 7.625%, 11/21/2008	143,100
840,000	Residential Capital LLC, 7.875%, 6/30/2010	537,600
9,150,000	Residential Capital LLC, 7.875%, 5/17/2013, (GBP)	10,017,696
20,645,000	Residential Capital LLC, 8.000%, 4/17/2013	12,696,675
385,000	Residential Capital LLC, 8.375%, 6/30/2015	232,925
4,770,000	Residential Capital LLC, Series EMTN, 9.375%, 7/01/2014, (GBP)	5,412,243
5,150,000	SLM Corp., 6.500%, 6/15/2010, (NZD)	3,573,157
720,000	SLM Corp., Series A, MTN, 5.000%, 10/01/2013	631,086
2,090,000	SLM Corp., Series A, MTN, 5.000%, 4/15/2015	1,782,400
840,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	671,729
380,000	SLM Corp., Series A, MTN, 5.375%, 1/15/2013	339,928
1,300,000	SLM Corp., Series A, MTN, 5.375%, 5/15/2014	1,155,795
490,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	378,739
560,000	SLM Corp., Series MTN, 5.050%, 11/14/2014	484,032

		121,176,915

	Non-Captive Diversified – 5.0%
450,000	CIT Group, Inc., 5.000%, 2/13/2014	396,155
780,000	CIT Group, Inc., 5.125%, 9/30/2014	687,079
3,050,000	CIT Group, Inc., 5.500%, 12/01/2014, (GBP)	5,117,203
2,370,000	CIT Group, Inc., 6.000%, 4/01/2036	1,916,953
87,745,000	CIT Group, Inc., Series A, MTN, 7.625%, 11/30/2012	88,938,858
950,000	CIT Group, Inc., Series EMTN, 5.500%, 12/20/2016, (GBP)	1,528,685
21,120,000	General Electric Capital Corp., 6.500%, 9/28/2015, (NZD)	14,778,885
12,325,000	General Electric Capital Corp., Series EMTN, 6.750%, 9/26/2016, (NZD)	8,832,325
4,000,000	General Electric Capital Corp., Series GMTN, 2.960%, 5/18/2012, (SGD)	2,721,342
13,400,000	General Electric Capital Corp., Series GMTN, 3.485%, 3/08/2012, (SGD)	9,319,463
955,000	GMAC LLC, 6.000%, 12/15/2011	800,939
1,130,000	GMAC LLC, 6.625%, 5/15/2012	939,388
1,380,000	GMAC LLC, 6.750%, 12/01/2014	1,113,038
1,500,000	GMAC LLC, 6.875%, 9/15/2011	1,283,241
290,000	GMAC LLC, 6.875%, 8/28/2012	243,010
740,000	GMAC LLC, 7.000%, 2/01/2012	627,834
1,160,000	GMAC LLC, 8.000%, 11/01/2031	973,095
3,860,000	iStar Financial, Inc., 5.150%, 3/01/2012	3,335,878
1,000,000	iStar Financial, Inc., 5.375%, 4/15/2010	925,769
3,380,000	iStar Financial, Inc., 5.650%, 9/15/2011	3,020,446
765,000	iStar Financial, Inc., 5.800%, 3/15/2011	685,319
335,000	iStar Financial, Inc., Series B, 5.125%, 4/01/2011	298,627
2,115,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013	1,842,994

		150,326,526

	Non-Captive Finance – 0.1%
4,200,000	General Electric Capital Corp., 6.625%, 2/04/2010, (NZD)	3,107,938

	Oil Field Services – 0.1%
600,000	Transocean Sedco Forex, Inc., 7.375%, 4/15/2018	639,754
3,840,000	Weatherford International Ltd., 6.500%, 8/01/2036	3,834,793

		4,474,547

4

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2007 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Paper – 0.3%
$1,395,000	Bowater, Inc., 6.500%, 6/15/2013(b)	$1,025,325
575,000	Georgia-Pacific Corp., 7.250%, 6/01/2028	506,000
2,460,000	Georgia-Pacific Corp., 7.375%, 12/01/2025(b)	2,164,800
285,000	Georgia-Pacific Corp., 7.750%, 11/15/2029(b)	260,775
1,340,000	Georgia-Pacific Corp., 8.000%, 1/15/2024	1,246,200
2,280,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	2,200,200
750,000	International Paper Co., 4.000%, 4/01/2010	742,597
300,000	International Paper Co., 5.250%, 4/01/2016	288,712

		8,434,609

	Pharmaceuticals – 1.8%
20,830,000	Astrazeneca Plc, 6.450%, 9/15/2037	22,822,931
28,670,000	Johnson & Johnson, 5.950%, 8/15/2037	30,940,779
500,000	Schering-Plough Corp., 5.550%, 12/01/2013	505,889

		54,269,599

	Pipelines – 3.1%
1,174,000	Colorado Interstate Gas Co., 5.950%, 3/15/2015	1,161,456
125,000	Colorado Interstate Gas Co., 6.800%, 11/15/2015	130,120
2,010,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	1,955,469
2,470,000	El Paso Corp., 6.950%, 6/01/2028	2,338,287
540,000	Energy Transfer Partners LP, 6.125%, 2/15/2017	525,108
1,605,000	Energy Transfer Partners LP, 6.625%, 10/15/2036	1,538,307
9,455,000	Enterprise Products Operating LP, 6.300%, 9/15/2017	9,673,959
4,390,000	Kinder Morgan Energy Partners, LP, 5.800%, 3/15/2035	3,973,938
310,000	Kinder Morgan Finance, 5.700%, 1/05/2016	280,612
130,000	Kinder Morgan Finance, 6.400%, 1/05/2036	107,361
320,000	Kinder Morgan, Inc., Senior Note, 5.150%, 3/01/2015	281,579
31,430,000	NGPL Pipeco LLC, 7.119%, 12/15/2017, 144A	32,226,688
4,665,000	ONEOK Partners LP, 6.650%, 10/01/2036	4,717,155
2,130,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	2,158,665
4,595,000	Plains All American Pipeline LP, 6.650%, 1/15/2037	4,624,385
4,215,000	Southern Natural Gas Co., 5.900%, 4/01/2017, 144A	4,145,735
2,415,000	Tennessee Gas Pipeline Co., 7.000%, 10/15/2028(b)	2,437,901
20,000,000	Texas Eastern Transmission LP, 6.000%, 9/15/2017, 144A	20,388,200

		92,664,925

	Property & Casualty Insurance – 1.6%
3,460,000	Marsh & McLennan Cos., Inc., 5.375%, 7/15/2014	3,369,677
12,652,000	Marsh & McLennan Cos., Inc., 5.750%, 9/15/2015	12,246,896
10,125,000	Marsh & McLennan Cos., Inc., 5.875%, 8/01/2033(b)	8,820,303
15,875,000	Travelers Cos., Inc., 6.250%, 6/15/2037	15,376,715
2,830,000	Travelers Property Casualty Corp., 6.375%, 3/15/2033	2,799,212
4,830,000	Willis North America, Inc., 6.200%, 3/28/2017	4,819,369

		47,432,172

	Railroads – 1.4%
5,000,000	Canadian Pacific Railway Ltd., 4.900%, 6/15/2010, (CAD), 144A	5,037,641
7,465,000	Canadian Pacific Railway Ltd., 5.950%, 5/15/2037	6,729,974
10,105,000	CSX Corp., 6.000%, 10/01/2036(b)	9,171,197
18,555,000	CSX Corp., 6.250%, 3/15/2018	18,649,761
195,000	Missouri Pacific Railroad Co., 4.750%, 1/01/2020	172,575
243,000	Missouri Pacific Railroad Co., 4.750%, 1/01/2030	204,120
1,426,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045	969,680
1,700,000	Union Pacific Corp., 5.375%, 6/01/2033	1,489,623

		42,424,571

	Real Estate Investment Trusts – 1.7%
4,000,000	Colonial Realty LP, 4.800%, 4/01/2011	3,902,540
625,000	Colonial Realty LP, 5.500%, 10/01/2015	566,619
525,000	Colonial Realty LP, 6.050%, 9/01/2016	486,948
20,000,000	Duke Realty LP, 6.500%, 1/15/2018	20,113,400
5,000,000	Equity One, Inc., 6.000%, 9/15/2017	4,692,860
10,500,000	First Industrial LP, 5.950%, 5/15/2017	10,181,273
2,390,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	2,248,746
2,195,000	Highwoods Properties, Inc., 7.500%, 4/15/2018	2,301,771
234,000	iStar Financial, Inc., Series REGS, 5.700%, 3/01/2014(b)	195,929
7,075,000	Realty Income Corp., 6.750%, 8/15/2019	7,298,705

		51,988,791

	Restaurants – 0.0%
1,000,000	McDonald’s Corp., 3.628%, 10/10/2010, (SGD)	707,318

5

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2007 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Retailers – 1.6%
$14,680,000	Home Depot, Inc., 5.875%, 12/16/2036	$12,388,467
12,425,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	11,103,154
12,000	J.C. Penney Corp., Inc., 7.125%, 11/15/2023(b)	12,370
7,575,000	Lowes Cos., Inc., 6.650%, 9/15/2037	7,682,520
14,380,000	Macy’s Retail Holdings, Inc., 6.375%, 3/15/2037	12,532,975
4,115,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	3,837,665

		47,557,151

	Sovereigns – 8.6%
4,250,000	Canadian Government, 4.000%, 6/01/2016, (CAD)	4,315,239
83,940,000	Canadian Government, 4.250%, 9/01/2008, (CAD)	85,222,552
5,600,000	Canadian Government, 4.250%, 12/01/2008, (CAD)	5,691,920
38,265,000	Canadian Government, 4.250%, 9/01/2009, (CAD)	39,045,459
9,600,000	Canadian Government, 5.500%, 6/01/2010, (CAD)	10,106,287
3,430,000	Canadian Government, 5.750%, 6/01/2033, (CAD)	4,371,994
5,000,000	Canadian Government, Series WH31, 6.000%, 6/01/2008, (CAD)	5,108,516
4,200,900(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	37,739,319
770,000(††)	Mexican Fixed Rate Bonds, Series MI-10, 9.000%, 12/20/2012, (MXN)	7,339,280
29,165,000	New South Wales Treasury Corp. Series 10RG, 7.000%, 12/01/2010, (AUD)	25,423,597
15,145,000	New South Wales Treasury Corp., Series 12RG, 6.000%, 5/01/2012, (AUD)	12,675,854
325,000	Republic of Brazil, 8.875%, 4/15/2024(b)	414,375
22,205,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	11,975,730
250,000	Republic of Brazil, 11.000%, 8/17/2040(b)	334,000
6,285,000	Republic of Brazil, 12.500%, 1/05/2022, (BRL)	3,936,952
230,000	Republic of Peru, 6.438%, 3/07/2017(c)	227,700
26,245,000	Republic of South Africa, 13.000%, 8/31/2010, (ZAR)	4,158,510

		258,087,284

	Supermarkets – 0.6%
1,000,000	Albertson’s, Inc., 6.625%, 6/01/2028	879,763
1,900,000	Albertson’s, Inc., 7.450%, 8/01/2029	1,828,634
3,340,000	Kroger Co., 6.400%, 8/15/2017	3,493,349
11,100,000	Safeway, Inc., 6.350%, 8/15/2017	11,569,153

		17,770,899

	Supranational – 1.7%
57,000,000	Eurofima, Series EMTN, 10.000%, 11/03/2008, (ISK)	880,013
15,500,000	European Investment Bank, 4.600%, 1/30/2037, (CAD), 144A	15,698,353
22,000,000	Inter-American Development Bank, Series EMTN, Zero Coupon, 5/11/2009, (BRL)	10,227,528
13,265,000	Inter-American Development Bank, Series EMTN, 6.000%, 12/15/2017, (NZD)	9,171,867
1,023,800,000	Nordic Invest Bank, 13.000%, 9/12/2008, (ISK)	16,106,965

		52,084,726

	Technology – 1.9%
8,895,000	Agilent Technologies, Inc., 6.500%, 11/01/2017	9,035,799
2,500,000	Arrow Electronics, Inc., 6.875%, 7/01/2013	2,664,672
2,000,000	Arrow Electronics, Inc., 6.875%, 6/01/2018	2,129,096
9,000,000	Avnet, Inc., 5.875%, 3/15/2014	9,096,894
6,230,000	Avnet, Inc., 6.000%, 9/01/2015	6,219,085
1,540,000	Avnet, Inc., 6.625%, 9/15/2016	1,614,935
260,000	Corning, Inc., 6.850%, 3/01/2029	274,675
6,650,000	Corning, Inc., 7.250%, 8/15/2036	7,238,458
2,495,000	Equifax, Inc., 7.000%, 7/01/2037	2,367,373
1,365,000	Freescale Semiconductor, Inc., 10.125%, 12/15/2016(b)	1,126,125
2,965,000	Intuit, Inc., 5.750%, 3/15/2017	2,916,988
4,700,000	Lucent Technologies, Inc., 6.450%, 3/15/2029	3,883,375
1,750,000	Motorola, Inc., 5.220%, 10/01/2097(b)	1,294,246
1,000,000	Motorola, Inc., 6.500%, 9/01/2025	971,108
1,625,000	Motorola, Inc., 8.000%, 11/01/2011	1,751,688
3,115,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	3,481,474

		56,065,991

	Textile – 0.0%
25,000	Kellwood Co., 7.625%, 10/15/2017	19,500

	Tobacco – 0.3%
8,305,000	Reynolds American, Inc., 6.750%, 6/15/2017	8,458,833
2,035,000	Reynolds American, Inc., 7.250%, 6/15/2037	2,056,734

		10,515,567

6

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2007 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Tobacco Settlement Revenue – 0.2%
$6,570,000	Buckeye Tobacco Settlement Financing Auhority, Series A-2, 5.875%, 6/01/2047	$6,266,532

	Transportation Services – 0.0%
1,000,000	ERAC USA Finance Co., 6.800%, 2/15/2008, 144A	1,001,313

	Treasuries – 26.8%
329,500,000	U.S. Treasury Bonds, 4.250%, 11/15/2017(b)	335,240,549
82,695,000	U.S. Treasury Bonds, 4.500%, 2/15/2036(b)	83,114,925
268,730,000	U.S. Treasury Bonds, 4.750%, 2/15/2037(b)	281,242,606
94,585,000	U.S. Treasury Bonds, 5.375%, 2/15/2031	106,563,339

		806,161,419

	Wireless – 1.1%
1,000,000	America Movil SAB de CV, 4.125%, 3/01/2009	993,705
35,000	Nextel Communications, Inc., Series E, 6.875%, 10/31/2013	34,479
13,965,000	Nextel Communications, Inc., Series F, 5.950%, 3/15/2014	13,126,667
1,400,000	Philippine Long Distance Telephone Co., Series EMTN, 8.350%, 3/06/2017	1,554,000
52,000	Sprint Capital Corp., 6.875%, 11/15/2028	49,315
93,000	Sprint Nextel Corp., 6.000%, 12/01/2016	89,075
5,345,000	Vodafone Group Plc, 5.000%, 9/15/2015	5,151,410
12,805,000	Vodafone Group Plc, 6.150%, 2/27/2037	12,646,474

		33,645,125

	Wirelines – 3.2%
12,735,000	AT&T Corp., 6.500%, 3/15/2029	12,500,905
1,205,000	AT&T, Inc., 6.150%, 9/15/2034	1,202,983
14,830,000	AT&T, Inc., 6.500%, 9/01/2037	15,507,405
1,590,000	Bell Canada, 5.000%, 2/15/2017, (CAD)	1,337,311
415,000	Bell Canada, 7.300%, 2/23/2032, (CAD)	386,028
3,215,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	2,643,274
8,125,000	BellSouth Corp., 6.000%, 11/15/2034(b)	7,900,579
350,000	GTE Corp., 6.940%, 4/15/2028	374,902
1,625,000	Koninklijke (Royal) KPN NV, 8.375%, 10/01/2030	1,948,424
45,000	Level 3 Financing, Inc., 8.750%, 2/15/2017	38,588
560,000	Level 3 Financing, Inc., 9.250%, 11/01/2014(b)	506,800
620,000	New England Telephone & Telegraph, 7.875%, 11/15/2029	709,790
710,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	599,950
2,785,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028(b)	2,353,325
1,440,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	1,296,000
1,110,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	999,000
90,000	Qwest Corp., 6.875%, 9/15/2033	83,025
420,000	Qwest Corp., 7.250%, 9/15/2025	394,800
1,225,000	Qwest Corp., 7.500%, 6/15/2023	1,172,938
2,905,000	Telecom Italia Capital, 6.000%, 9/30/2034	2,824,839
2,850,000	Telecom Italia Capital, 6.375%, 11/15/2033	2,854,389
10,520,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	11,759,109
1,000,000	Telekom Malaysia Berhad, 7.875%, 8/01/2025, 144A	1,178,657
14,445,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	13,588,355
7,175,000	Verizon Communications, 5.850%, 9/15/2035	7,018,398
2,484,000	Verizon Maryland, Inc., 5.125%, 6/15/2033	2,140,885
1,330,000	Verizon New York, Inc., Series B, 7.375%, 4/01/2032	1,460,137

		94,780,796

	Total Non-Convertible Bonds (Identified Cost $2,667,429,687)	2,754,156,379

Convertible Bonds – 0.9%
	Banking – 0.1%
1,820,000	Wells Fargo & Co., 4.661%, 5/01/2033(c)(b)	1,811,446

	Independent Energy – 0.1%
500,000	Devon Energy Corp., 4.900%, 8/15/2008	871,875
1,750,000	Devon Energy Corp., 4.950%, 8/15/2008(b)	3,051,562

		3,923,437

	Media Non-Cable – 0.0%
542,450	Liberty Media LLC, 3.500%, 1/15/2031	481,424

	Non-Captive Consumer – 0.1%
1,000,000	Countrywide Financial Corp., 1.743%, 4/15/2037, 144A(c)	779,800
2,510,000	Countrywide Financial Corp., 2.619%, 5/15/2037, 144A(c)	1,831,547

		2,611,347

	Non-Captive Diversified – 0.3%
8,875,000	iStar Financial, Inc., 5.743%, 10/01/2012(c)	7,854,375

	Pharmaceuticals – 0.0%
360,000	Watson Pharmaceuticals, Inc., 1.750%, 3/15/2023	341,100

7

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2007 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Technology – 0.0%
710,000	Avnet, Inc., 2.000%, 3/15/2034	832,475

	Wireless – 0.1%
$2,100,000	NII Holdings, Inc., 3.125%, 6/15/2012	$1,800,750

	Wirelines – 0.2%
2,500,000	Level 3 Communications, Inc., 3.500%, 6/15/2012	2,190,625
205,000	Level 3 Communications, Inc., 6.000%, 9/15/2009	190,650
3,740,000	Level 3 Communications, Inc., 6.000%, 3/15/2010	3,328,600

		5,709,875

	Total Convertible Bonds (Identified Cost $25,328,608)	25,366,229

	Total Bonds and Notes (Identified Cost $2,692,758,295)	2,779,522,608

Shares/ Principal Amount (‡)
Short-Term Investments – 28.3%
691,488,830	State Street Securities Lending Quality Trust(e)	691,488,830
$160,591,000	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/07 at 3.25% to be repurchased at $160,619,996 on 1/02/08 collateralized by $5,000 Federal Home Loan Mortgage Corp., 5.6250% due 11/23/2035 with a value of $4,969; $860,000 Federal Home Loan Bank, 5.800% due 9/02/2008 with a value of $884,820; $85,010,000 Federal Home Loan Bank, 4.125% due 4/18/2008 with a value of $85,614,846; $420,000 Federal Home Loan Bank, 4.125% due 11/19/2008 with a value of $414,834; $71,580,000 Federal Home Loan Mortgage Corp., 5.750% due 4/15/2008 with a value of $72,743,175; $10,000 Federal Home Loan Association, 6.250% due 5/15/2029 with a value of $11,792; $60,000 Federal Home Loan Association, 5.450% due 10/18/2021 with a value of $63,150; $3,465,000 Federal Home Loan Association, 5.400% due 6/15/2015 with a value of $3,473,663; $585,000 Federal Home Loan Association, 6.020% due 5/08/2017 with a value of $591,581, each including accrued interest (f)	160,591,000

	Total Short-Term Investments (Identified Cost $852,079,830)	852,079,830

	Total Investments - 120.7% (Identified Cost $3,544,838,125)(a)	3,631,602,438
	Other assets less liabilities — (20.7)%	(623,358,591)

	Total Net Assets — 100.0%	$3,008,243,847

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of FAS 157 will have on the Fund’s financial statements.

8

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2007 (Unaudited)

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2007, the net unrealized appreciation on investments based on a cost of $3,546,325,518 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$124,199,385
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(38,922,465)

Net unrealized appreciation	$85,276,920

At September 30, 2007, the Fund had a capital loss carryover of approximately $1,968,385 of which $215,200 expires on September 30, 2014 and $1,753,185, expires on September 30, 2015. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	All or a portion of this security was on loan to brokers at December 31, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2007 were $681,229,478 and $691,488,830., respectively.
(c)	Variable rate security. Rate as of December 31, 2007 is disclosed.
(d)	Illiquid Security. At December 31, 2007, the value of these securities amounted to $2,780,402 or 0.09% of total net assets.
(e)	Represents investments of security lending collateral.
(f)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, the total value of these securities amounted to $241,609,721 or 8.0% of total net assets.

EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Iceland Krona
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
SGD	Singapore Dollar
THB	Thailand Baht
ZAR	South African Rand

Holdings at December 31, 2007 as a Percentage of Net Assets (Unaudited)

Treasuries	26.8%

Sovereigns	8.6

Non-Captive Diversified	5.3

Non-Captive Consumer	4.1

Wirelines	3.4

Pipelines	3.1

Electric	3.1

Banking	2.6

Airlines	2.3

Healthcare	2.2

Media Cable	2.1

Other, less than 2% each	28.8

9

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2007 (Unaudited)

Currency Exposure at December 31, 2007 as a Percentage of Net Assets

(Unaudited)

United States Dollar	74.0%

Canadian Dollar	7.9

Australian Dollar	1.8

New Zealand Dollar	1.7

Brazilian Real	1.5

Mexican Peso	1.5

Other, less than 2% each	4.0

10

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND — PORTFOLIO OF INVESTMENTS

Investments as of December 31, 2007 (Unaudited)

Principal Amount	Description	Value (†)
Bonds and Notes — 78.3% of Net Assets
	Agency — 3.4%
$4,200,000	Federal Home Loan Bank, 3.625%, 11/14/2008	$4,182,100

	Asset-Backed Securities — 5.9%
905,000	Americredit Automobiles Receivables Trust, Series 2007-DF, Class A2A, 5.660%, 1/06/2011	908,190
615,000	Americredit Prime Automobile, Series 2007-2M, Class A2B, 5.278%, 11/08/2010(b)	614,574
1,155,000	CNH Equipment Trust, Series 2007-B, Class A2A, 5.460%, 6/15/2010	1,161,990
1,035,000	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 4.615%, 2/25/2035	798,735
2,099,872	Countrywide Asset-Backed Certificates, Series 2006-S1, Class A2, 5.549%, 8/25/2021	2,049,682
297,586	Residential Funding Mortgage Securities II, Series 2004-HI3, Class A4, 4.630%, 1/25/2020	294,956
660,000	Residential Funding Mortgage Securities II, Series 2005-HI3, Class A4, 5.490%, 9/25/2035	608,025
853,476	Residential Funding Mortgage Securities II, Series 2002-HI5, Class A7, 5.700%, 1/25/2028	852,960

		7,289,112

	Collateralized Mortgage Obligation — 0.2%
189,085	Federal Home Loan Mortgage Corporation, Series 3145, Class KA, 5.000%, 8/15/2024	189,788

	Hybrid ARMs — 2.5%
1,231,326	JPMorgan Mortgage Trust, Series 2006-A7, Class 1A3, 5.921%, 1/25/2037(b)	1,236,255
1,888,670	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 5.587%, 7/25/2035(b)	1,887,486

		3,123,741

	Mortgage Backed Securities — 2.4%
1,400,000	Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, 5.962%, 6/10/2046(b)	1,450,042
1,560,000	GS Mortgage Securities Corp. II, Series 2006-GG8, Class A2, 5.479%, 11/10/2039	1,575,421

		3,025,463

	Mortgage Related — 60.0%
790,489	FHLMC, 4.500%, 5/01/2034	747,553
6,650,200	FHLMC, 5.000%, with various maturities from 2019 to 2030(c)	6,668,318
2,431,769	FHLMC, 5.500%, 12/01/2034	2,429,603
6,258,116	FHLMC, 6.000%, with various maturities from 2019 to 2021(c)	6,401,968
10,109,619	FHLMC, 6.500%, with various maturities from 2014 to 2034(c)	10,443,106
237,158	FHLMC, 7.000%, 2/01/2016	247,477
38,059	FHLMC, 7.500%, with various maturities from 2012 to 2026(c)	39,616
19,238	FHLMC, 8.000%, with various maturities from 2010 to 2015(c)	20,299
5,838	FHLMC, 10.000%, 7/01/2019	6,695
234,954	FHLMC, 11.500%, with various maturities from 2015 to 2020(c)	261,051
13,132,221	FNMA, 4.000%, with various maturities from 2018 to 2019(c)	12,619,385
2,700,369	FNMA, 4.500%, with various maturities from 2019 to 2035(c)	2,598,020
2,008,823	FNMA, 5.000%, 6/01/2035	1,961,158
4,411,616	FNMA, 5.500%, with various maturities from 2017 to 2036(c)	4,423,179
10,823,894	FNMA, 6.000%, with various maturities from 2017 to 2034(c)	11,071,677
3,335,013	FNMA, 6.049%, 2/01/2037(b)	3,407,493
6,629,304	FNMA, 6.500%, with various maturities from 2017 to 2037(c)	6,823,785
600,000	FNMA, 6.625%, 9/15/2009(d)	629,727
289,942	FNMA, 7.000%, 12/01/2022	308,175
539,949	FNMA, 7.500%, with various maturities from 2015 to 2032(c)	571,806
90,995	FNMA, 8.000%, with various maturities from 2015 to 2016(c)	95,849
129,481	GNMA, 6.000%, 12/15/2031	132,877
489,721	GNMA, 6.500%, 5/15/2031	508,005
411,855	GNMA, 7.000%, with various maturities from 2028 to 2029(c)	437,052
11,552	GNMA, 9.000%, with various maturities from 2008 to 2009 (c)	11,710

1

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2007 (Unaudited)

Principal Amount	Description	Value (†)
	Mortgage Related — continued
$3,809	GNMA, 9.500%, 8/15/2009	$3,934
8,363	GNMA, 12.500%, with various maturities from 2014 to 2015(c)	9,697
104,586	GNMA, 16.000%, with various maturities from 2011 to 2012(c)	122,748
44,644	GNMA, 17.000%, with various maturities in 2011(c)	53,168
985,000	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2, 5.117%, 4/10/2037	986,673

		74,041,804

	Treasuries — 3.9%
1,040,000	U.S. Treasury Note, 3.125%, 10/15/2008(d)	1,038,212
4,000,000	U.S. Treasury STRIPS, Zero Coupon, 11/15/2009	3,779,964

		4,818,176

	Total Bonds and Notes (Identified Cost $96,729,987)	96,670,184

Shares/ Principal Amount
Short-Term Investments — 23.0%
1,697,834	State Street Securities Lending Quality Trust(e)	1,697,834
$21,000,000	Federal Home Loan Mortgage Corp. Discount Notes	20,870,220
1,000,000	Federal National Mortgage Association, Discount Notes	995,994
4,774,911	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2007 at 3.250% to be repurchased at $4,775,773 on 1/02/2008, collateralized by $4,795,000 Federal Home Loan Mortgage Corp., 5.750% due 4/15/2008 valued at $4,872,919 including accrued interest(f)	4,774,911

	Total Short-Term Investments (Identified Cost $28,329,923)	28,338,959

	Total Investments — 101.3% (Identified Cost $125,059,910)(a)	125,009,143
	Other assets less liabilities—(1.3)%	(1,656,438)

	Net Assets — 100%	$123,352,705

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Future contracts are priced at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

2

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2007 (Unaudited)

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of FAS 157 will have on the Fund’s financial statements.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2007, the net unrealized depreciation on investments based on a cost of $125,112,090 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$652,224
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(755,171)

Net unrealized depreciation	$(102,947)

At September 30, 2007, the Fund had a capital loss carryover of approximately $16,683,265 of which $4,165,768 expires on September 30, 2008, $4,128,091 expires on September 30, 2009, $663,109 expires on September 30, 2010, $425,323 expires on September 30, 2011, $193,904 expires on September 30, 2012, $2,770,324 expires on September 30, 2014 and $4,336,746 expires on September 30, 2015. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security whose interest rate varies with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date). The coupon rate shown represents the rate at period end.
(c)	The Fund’s investment in mortgage related securities of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Schedule of Investments.
(d)	All or a portion of this security was on loan to brokers at December 31, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2007 were $1,667,252 and $1,697,834, respectively.
(e)	Represents investment of securities lending collateral.
(f)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.

ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
STRIPS	Separate Trading of Registered Interest and Principal of Securities

3

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2007 (Unaudited)

Holdings at December 31, 2007 as a Percentage of Net Assets (Unaudited)

Mortgage Related	60.0%

Asset-Backed Securities	5.9

Treasuries	3.9

Agency	3.4

Hybrid ARMs	2.5

Mortgage Backed Securities	2.4

Other, less than 2% each	0.2

4

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Mid Cap Growth Fund

	Shares	Value (†)
COMMON STOCKS – 92.2% of Net Assets

Aerospace & Defense – 3.2%
BE Aerospace, Inc.(b)(c)	26,432	$1,398,253
Precision Castparts Corp.	6,241	865,627

		2,263,880

Biotechnology – 1.2%
BioMarin Pharmaceutical, Inc.(b)(c)	24,222	857,459

Capital Markets – 3.3%
BlackRock, Inc.(b)	6,542	1,418,306
Janus Capital Group, Inc.(b)	28,425	933,761

		2,352,067

Chemicals – 7.8%
CF Industries Holdings, Inc.(b)	16,419	1,807,075
Ecolab, Inc.(b)	27,969	1,432,293
Mosaic Co. (The)(b)(c)	24,744	2,334,349

		5,573,717

Commercial Services & Supplies – 4.6%
Corrections Corp. of America(b)(c)	44,786	1,321,635
Stericycle, Inc.(b)(c)	33,911	2,014,313

		3,335,948

Communications Equipment – 1.7%
Research In Motion Ltd.(c)	10,861	1,231,637

Construction & Engineering – 4.2%
Fluor Corp.(b)	8,717	1,270,241
Foster Wheeler Ltd.(b)(c)	11,347	1,759,012

		3,029,253

Containers & Packaging – 1.4%
Crown Holdings, Inc.(c)	39,831	1,021,665

Diversified Consumer Services – 1.4%
New Oriental Education & Technology Group, Inc., ADR(b)(c)	12,693	1,022,929

Diversified Financial Services – 6.7%
IntercontinentalExchange, Inc.(c)	12,162	2,341,185
Nasdaq Stock Market, Inc.(b)(c)	27,570	1,364,439
Nymex Holdings, Inc.(b)	8,249	1,102,149

		4,807,773

Electrical Equipment – 6.2%
First Solar, Inc.(b)(c)	3,601	961,971
Roper Industries, Inc.(b)	17,513	1,095,263
SunPower Corp., Class A(b)(c)	8,197	1,068,807
Suntech Power Holdings Co., Ltd., ADR(b)(c)	15,750	1,296,540

		4,422,581

Electronic Equipment & Instruments – 2.3%
Mettler-Toledo International, Inc.(c)	14,601	1,661,594

1

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Mid Cap Growth Fund - continued

	Shares	Value (†)
COMMON STOCKS – continued
Energy Equipment & Services – 4.8%
Cameron International Corp.(b)(c)	19,840	$954,899
National-Oilwell Varco, Inc.(c)	22,164	1,628,168
Oceaneering International, Inc.(c)	12,540	844,569

		3,427,636

Food Products – 1.4%
Bunge Ltd.	8,915	1,037,795

Health Care Equipment & Supplies – 6.8%
Gen-Probe, Inc.(b)(c)	13,630	857,736
Idexx Laboratories, Inc.(c)	19,417	1,138,419
Intuitive Surgical, Inc.(b)(c)	6,033	1,957,708
Mindray Medical International Ltd., ADR(b)	21,334	916,722

		4,870,585

Hotels, Restaurants & Leisure – 1.6%
Ctrip.com International Ltd., ADR(b)	20,266	1,164,687

Household Durables – 1.3%
Garmin Ltd.(b)	9,403	912,091

Independent Power Producers & Energy Traders – 1.8%
Constellation Energy Group(b)	12,677	1,299,773

Industrial Conglomerates – 1.6%
McDermott International, Inc.(c)	19,043	1,124,108

Internet & Catalog Retail – 2.5%
Priceline.com, Inc.(b)(c)	15,691	1,802,268

Life Sciences Tools & Services – 1.7%
Illumina, Inc.(b)(c)	20,013	1,185,970

Machinery – 2.3%
AGCO Corp.(b)(c)	24,363	1,656,197

Media – 2.9%
Central European Media Enterprises Ltd., Class A(b)(c)	9,057	1,050,431
Focus Media Holding Ltd., ADR(b)(c)	18,293	1,039,225

		2,089,656

Oil, Gas & Consumable Fuels – 5.2%
Arena Resources, Inc.(b)(c)	19,533	814,721
Denbury Resources, Inc.(b)(c)	46,946	1,396,643
Range Resources Corp.(b)	29,805	1,530,785

		3,742,149

Pharmaceuticals – 1.2%
Allergan, Inc.(b)	13,259	851,758

Semiconductors & Semiconductor Equipment – 2.4%
MEMC Electronic Materials, Inc.(c)	19,771	1,749,536

2

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Mid Cap Growth Fund - continued

	Shares	Value (†)
COMMON STOCKS – continued
Software – 3.6%
Nuance Communications, Inc.(b)(c)	44,453	$830,382
Salesforce.com, Inc.(b)(c)	17,237	1,080,588
VMware, Inc., Class A(b)(c)	7,970	677,370

		2,588,340

Specialty Retail – 1.9%
GameStop Corp., Class A(b)(c)	21,453	1,332,446

Wireless Telecommunication Services – 5.2%
Millicom International Cellular SA(b)(c)	9,254	1,091,417
Turkcell Iletisim Hizmet AS, ADR	36,231	998,889
Vimpel-Communications, ADR	39,729	1,652,726

		3,743,032

TOTAL COMMON STOCKS (Identified Cost $51,176,884)		66,158,530

	Shares/ Principal Amount
SHORT-TERM INVESTMENTS – 36.6%

State Street Securities Lending Quality Trust(d)	18,233,333	18,233,333

Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2007 at 3.250% to be repurchased at $8,058,455 on 1/02/2008 collateralized by $8,180,000 Federal Home Loan Bank, 2.750% due 3/14/2008 with a value of $8,220,900, including accrued interest(e)	$8,057,000	8,057,000

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $26,290,333)		26,290,333

TOTAL INVESTMENTS – 128.8% (Identified Cost $77,467,217)(a)		92,448,863
Other assets less liabilities—(28.8)%		(20,693,005)

NET ASSETS – 100.0%		$71,755,858

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

3

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Mid Cap Growth Fund - continued

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of FAS 157 will have on the Fund’s financial statements.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At December 31, 2007, the net unrealized appreciation on investments based on a cost of $77,467,217 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$15,262,500
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(280,854)

Net unrealized appreciation	$14,981,646

At September 30, 2007, the Fund had a capital loss carryover of approximately $88,120,634 of which, $66,978,246 expires on September 30, 2010 and $21,142,388 expires on September 30, 2011. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	All or a portion of this security was on loan to brokers at December 31, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2007 were $17,616,045 and $18,233,333, respectively.
(c)	Non-income producing security.
(d)	Represents investments of security lending collateral.
(e)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

4

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Mid Cap Growth Fund - continued

HOLDINGS AT DECEMBER 31, 2007 AS A PERCENTAGE OF NET ASSETS (Unaudited)

Chemicals	7.8%

Health Care Equipment & Supplies	6.8

Diversified Financial Services	6.7

Electrical Equipment	6.2

Wireless Telecommunication Service	5.2

Oil, Gas & Consumable Fuels	5.2

Energy Equipment & Services	4.8

Commercial Services & Supplies	4.6

Construction & Engineering	4.2

Software	3.6

Capital Markets	3.3

Aerospace & Defense	3.2

Media	2.9

Internet & Catalog Retail	2.5

Semiconductors & Semiconductor	2.4

Electronic Equipment & Instrument	2.3

Machinery	2.3

Other, less than 2% each	18.2

5

LOOMIS SAYLES MUNICIPAL INCOME FUND — PORTFOLIO OF INVESTMENTS

Investments as of December 31, 2007 (Unaudited)

Principal Amount	Description	Value (†)
Tax Exempt Obligations — 98.6% of Net Assets
	California — 9.0%
$1,000,000	California Health Facilities Financing Authority (Catholic Healthcare West), Series I, 4.950%, 7/01/2026(b)	$1,045,120
1,000,000	California Health Facilities Financing Authority (Cedar-Sinai Medical Center), 5.000%, 11/15/2027	1,001,230
2,655,000	California Statewide Communities Development Authority (California Endowment), 5.250%, 7/01/2023	2,822,557
1,500,000	California Statewide Communities Development Authority (Sutter Health), Series A, 5.000%, 11/15/2043	1,477,755
1,200,000	Long Beach California Bond Financing Authority (Natural Gas Purchase), Series A, 5.500%, 11/15/2027	1,224,720

		7,571,382

	Colorado — 2.6%
2,500,000	Colorado Health Facilities Authority, 5.000%, 12/01/2035	2,212,400

	District of Columbia — 3.6%
3,000,000	Metropolitan Washington D.C. Airports Authority, 5.125%, 10/01/2029 (FGIC insured)	3,021,270

	Florida — 1.2%
1,000,000	Jacksonville, FL, Economic Development Community Health Care Facilities (Mayo Clinic), 5.000%, 11/15/2036	993,890

	Guam — 1.2%
1,000,000	Guam Government Waterworks Authority, 5.875%, 7/01/2035	1,026,160

	Illinois — 2.5%
2,000,000	Metropolitan Pier & Exposition Authority, IL, 5.250%, 6/15/2042 (MBIA insured)	2,085,440

	Louisiana — 4.6%
4,000,000	DeSoto Parish, LA, Environmental Improvement, 5.000%, 11/01/2018	3,846,600

	Massachusetts — 2.5%
1,000,000	Massachusetts Development Finance Agency (Simmons College), Series H, 5.250%, 10/01/2033 (XLCA Insured)	1,098,690
1,045,000	Massachusetts State Health & Educational Facilities Authority (Lahey Clinic Medical Center), 4.500%, 8/15/2035 (FGIC insured)	1,014,382

		2,113,072

	Michigan — 6.8%
1,500,000	Michigan State Hospital Finance Authority Revenue (Henry Ford Health System), Series A, 5.000%, 11/15/2038	1,436,280
1,100,000	Michigan State Hospital Finance Authority Revenue (Oakwood Obligated Group), 5.500%, 11/01/2014	1,176,076
1,000,000	Taylor Brownfield Redevelopment Authority, MI, 5.000%, 5/01/2025 (MBIA insured)	1,041,610
2,000,000	University of Michigan Hospital, 5.250%, 12/01/2020	2,093,100

		5,747,066

	Minnesota — 3.7%
1,000,000	Chaska Minnesota Electric Revenue, 5.250%, 10/01/2025	1,042,520
2,000,000	Minnesota State Municipal Power Agency, 5.250%, 10/01/2024	2,080,360

		3,122,880

	Mississippi — 4.6%
2,500,000	Lowndes County, MS, Solid Waste Disposal & Pollution Control, 6.800%, 4/01/2022	2,825,725
1,000,000	Mississippi, Hospital Equipment & Facilities Authority (Delta Regional Medical Center), 5.000%, 2/01/2035 (MBIA, FHA insured)	1,018,220

		3,843,945

	New Jersey — 5.1%
1,000,000	New Jersey Economic Development Authority Revenue, Cigarette Tax, 5.500%, 6/15/2024	980,680
1,000,000	New Jersey Economic Development Authority Revenue, Cigarette Tax, 5.625%, 6/15/2018	1,005,030
2,000,000	New Jersey Transportation Trust Fund Authority, Series A, 5.500%, 12/15/2023	2,272,400

		4,258,110

	New York — 16.7%
1,020,000	New York, NY, 6.000%, 1/15/2020	1,130,231
1,000,000	New York, NY, City Health & Hospital Corp., 5.000%, 2/15/2020 (FSA insured)	1,042,940
1,000,000	New York, NY, City Industrial Development Agency, 5.500%, 1/01/2024(b)	1,030,610
2,000,000	New York, NY, City Municipal Water Finance Authority, Series C, 5.000%, 6/15/2025 (MBIA insured)	2,098,760

1

LOOMIS SAYLES MUNICIPAL INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2007 (Unaudited)

Principal Amount	Description	Value (†)
	New York — continued
$1,000,000	New York, NY, City Municipal Water Finance Authority, Series A, 5.125%, 6/15/2034 (FSA insured)	$1,037,140
2,000,000	New York State Dormitory Authority, 5.500%, 5/15/2013	2,162,760
2,200,000	New York State Dormitory Authority, 5.750%, 7/01/2013	2,371,820
3,000,000	New York State Municipal Bond Bank Agency, Series C, 5.250%, 6/01/2020	3,180,630

		14,054,891

	North Carolina — 1.6%
1,300,000	North Carolina Eastern Municipal Power Agency, Series A, 5.500%, 1/01/2012	1,373,736

	Oregon — 3.3%
1,750,000	Multnomah County, OR, Hospital Facilities Authority (Providence Health System), 5.250%, 10/01/2012	1,862,175
500,000	Oregon, Western Generation Agency, Wauna Cogeneration Project, Series A, 5.000%, 1/01/2020	461,705
485,000	Oregon, Western Generation Agency, Wauna Cogeneration Project, Series A, 5.000%, 1/01/2021	443,712

		2,767,592

	Pennsylvania — 3.2%
2,500,000	Pennsylvania State Industrial Development Authority, 5.500%, 7/01/2019 (AMBAC insured)	2,689,725

	Puerto Rico — 3.8%
1,000,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Series A, 5.500%, 10/01/2040	1,062,240
2,000,000	Puerto Rico Public Finance Corp., Commonwealth Appropriation, Series A, 5.750%, 8/01/2027(b)	2,089,040

		3,151,280

	South Carolina — 3.7%
1,100,000	Charleston Educational Excellence Finance Corp., 5.250%, 12/01/2030	1,128,567
1,155,000	Lexington One School Facilities Corp., 5.000%, 12/01/2026	1,164,032
800,000	Newberry Investing in Children’s Education (Newberry County School District), 5.250%, 12/01/2022	800,472

		3,093,071

	South Dakota — 1.5%
1,250,000	South Dakota Health & Educational Facilities Authority (Sioux Valley Hospital), 5.250%, 11/01/2027	1,272,125

	Tennessee — 5.2%
2,000,000	Knox County, TN Health Educational & Housing Facilities Board, Hospital Facilities Revenue, Series A, Zero Coupon, 1/01/2035	448,040
2,500,000	Tennessee Energy Acquisition Corp., Gas Revenue, Series A, 5.250%, 9/01/2026	2,511,650
1,355,000	Tennessee Housing Development Agency, Series A, 5.200%, 7/01/2023	1,388,509

		4,348,199

	Texas — 9.5%
1,130,000	Conroe, TX, Independent School District, 4.500%, 2/15/2030	1,111,287
2,000,000	Dallas-Fort Worth, TX, International Airport, 5.500%, 11/01/2033 (MBIA insured)	2,034,680
1,260,000	Keller, TX, Independent School District, Series A, 4.500%, 8/15/2031	1,234,800
1,650,000	SA Energy Acquisition Public Facility Corp., Texas Gas Supply Revenue, 5.500%, 8/01/2027	1,708,212
1,000,000	Tarrant County, TX, Cultural Educational Facilities Finance Corp., Buckner Retirement Services, Inc. Project, 5.250%, 11/15/2037	943,910
1,000,000	Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue (Texas Health Resources), Series A, 5.000%, 2/15/2036	988,040

		8,020,929

	Washington — 2.7%
2,000,000	Energy Northwest, WA, Electric, Project No. 1, Series A, 5.500%, 7/01/2014	2,224,340

	Total Tax Exempt Obligations (Identified Cost $82,819,972)	82,838,103

Short-Term Investments — 0.5%
426,260	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/07 at 3.250% to be repurchased at $426,337 on 1/02/08, collateralized by $435,000 Federal Home Loan Bank, 2.750% due 3/14/08 valued at $437,175, including accrued interest(c) (Identified Cost $426,260)	426,260

	Total Investments — 99.1% (Identified Cost $83,246,232)(a)	$83,264,363
	Other assets less liabilities—0.9%	779,069

	Net Assets — 100%	$84,043,432

2

LOOMIS SAYLES MUNICIPAL INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2007 (Unaudited)

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Future contracts are priced at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of FAS 157 will have on the Fund’s financial statements.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Accretion of market discount on debt securities and straddle loss deferrals are excluded for tax purposes.):

At December 31, 2007, the net unrealized appreciation on investments based on a cost of $82,948,484 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,741,507
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,425,628)

Net unrealized appreciation	$315,879

(b)	Variable rate security whose interest rate varies with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date). The coupon rate shown represents the rate at period end.
(c)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.

AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guarantee Insurance Company
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
MBIA	Municipal Bond Investors Assurance Corp.
XLCA	XL Capital Assurance, Inc.

3

LOOMIS SAYLES MUNICIPAL INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2007 (Unaudited)

Holdings at December 31, 2007 as a Percentage of Net Assets (Unaudited)

Corporate Backed/Industrial Revenue/Pollution Control	11.1%

Hospital	9.6

Hospital Obligated Group	9.3

Electric	9.1

Airport	6.0

College & Universities	5.4

State Appropriation	5.2

Gas	5.0

Water & Sewage	5.0

Lease	4.9

Special Tax	4.8

Bond Bank/Pooled Loan Program	3.8

Non-Profit	3.4

School District	2.8

Senior Living	2.6

City & Town	2.6

Health Care - Services	2.3

Other, less than 2% each	5.7

4

LOOMIS SAYLES RESEARCH FUND - PORTFOLIO OF INVESTMENTS

Investments as of December 31, 2007 (Unaudited)

Shares	Description	Value (†)
Common Stocks – 99.5% of Net Assets

	Aerospace & Defense – 5.4%
4,895	Boeing Co.	$428,117
3,225	Precision Castparts Corp.	447,307
4,232	Rockwell Collins, Inc.	304,577
6,444	United Technologies Corp.	493,224

		1,673,225

	Beverages – 4.9%
13,078	Coca-Cola Co. (The)	802,597
4,534	Pepsi Bottling Group, Inc.(b)	178,912
7,066	PepsiCo, Inc.	536,309

		1,517,818

	Biotechnology – 0.7%
3,183	Cephalon, Inc.(b)(c)	228,412

	Capital Markets – 2.1%
1,884	Goldman Sachs Group, Inc.	405,154
3,202	State Street Corp.(b)	260,003

		665,157

	Chemicals – 2.0%
9,881	Ecolab, Inc.(b)	506,006
787	Potash Corp. of Saskatchewan, Inc.	113,296

		619,302

	Commercial Banks – 2.1%
5,509	PNC Financial Services Group, Inc.(b)	361,666
8,866	U.S. Bancorp(b)	281,407

		643,073

	Communications Equipment – 3.7%
25,284	Cisco Systems, Inc.(c)	684,438
10,997	Corning, Inc.	263,818
1,903	Research In Motion Ltd.(c)	215,800

		1,164,056

	Computers & Peripherals – 5.6%
3,263	Apple, Inc.(c)	646,335
15,359	EMC Corp.(b)(c)	284,602
16,249	Hewlett-Packard Co.	820,250

		1,751,187

	Consumer Finance – 1.5%
8,951	American Express Co.(b)	465,631

	Containers & Packaging – 1.3%
6,407	Owens-Illinois, Inc.(b)(c)	317,147
3,507	Pactiv Corp.(c)	93,391

		410,538

	Diversified Financial Services – 2.6%
13,610	Bank of America Corp.(b)	561,549
380	CME Group, Inc.(b)	260,680

		822,229

	Diversified Telecommunication Services – 3.6%
27,102	AT&T, Inc.	1,126,359

	Electric Utilities – 1.4%
3,402	Exelon Corp.(b)	277,739
2,078	FirstEnergy Corp.	150,323

		428,062

	Electrical Equipment – 1.3%
7,302	Emerson Electric Co.	413,731

	Energy Equipment & Services – 4.0%
2,019	Baker Hughes, Inc.(b)	163,741
7,262	Halliburton Co.	275,302
3,842	Schlumberger Ltd.	377,938
2,918	Transocean, Inc.(c)	417,712

		1,234,693

	Food & Staples Retailing – 3.3%
7,107	Costco Wholesale Corp.	495,784
13,121	CVS Caremark Corp.	521,560

		1,017,344

	Health Care Equipment & Supplies – 3.6%
5,172	Becton, Dickinson & Co.	432,276
9,123	Covidien Ltd.	404,057
4,084	Hologic, Inc.(b)(c)	280,326

		1,116,659

	Health Care Providers & Services – 1.3%
4,433	Aetna, Inc.(b)	255,917
1,573	Medco Health Solutions, Inc.(c)	159,502

		415,419

	Hotels, Restaurants & Leisure – 3.9%
7,002	International Game Technology(b)	307,598
10,197	McDonald’s Corp.	600,705
3,534	MGM MIRAGE(b)(c)	296,927

		1,205,230

	Household Products – 1.6%
6,628	Colgate-Palmolive Co.	516,719

	Independent Power Producers & Energy Traders – 2.2%
4,038	Constellation Energy Group(b)	414,016
6,572	NRG Energy, Inc.(b)(c)	284,831

		698,847

	Industrial Conglomerates – 1.1%
5,004	Textron, Inc.(b)	356,785

	Insurance – 9.4%
9,834	ACE Ltd.(b)	607,544
6,286	Aflac, Inc.	393,692
10,968	American International Group, Inc.(b)	639,434
13,598	Chubb Corp. (The)	742,179
5,840	Prudential Financial, Inc.(b)	543,354

		2,926,203

	Internet & Catalog Retail – 2.3%
4,215	Amazon.com, Inc.(b)(c)	390,478
2,771	Priceline.com, Inc.(b)(c)	318,277

		708,755

	Internet Software & Services – 1.8%
814	Google, Inc. Class A(c)	562,865

	Life Sciences Tools & Services – 1.5%
8,047	Thermo Fisher Scientific, Inc.(b)(c)	464,151

	Machinery – 4.2%
7,571	Danaher Corp.(b)	664,280
3,084	Deere & Co.(b)	287,182
3,612	Eaton Corp.	350,183

		1,301,645

	Media – 2.6%
13,244	DIRECTV Group, Inc. (The)(c)	306,201
10,712	Time Warner, Inc.(b)	176,855
9,807	Walt Disney Co. (The)(b)	316,570

		799,626

	Oil, Gas & Consumable Fuels – 8.8%
5,974	ConocoPhillips	527,504
1,393	Devon Energy Corp.(b)	123,852

1

LOOMIS SAYLES RESEARCH FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2007 (Unaudited)

Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels – continued
15,419	ExxonMobil Corp.(b)	$1,444,606
1,982	Hess Corp.	199,904
2,277	Range Resources Corp.(b)	116,947
6,330	XTO Energy, Inc.	325,109

		2,737,922

	Pharmaceuticals – 4.6%
5,689	Barr Pharmaceuticals, Inc.(c)	302,086
15,761	Merck & Co., Inc.	915,872
8,636	Schering-Plough Corp.	230,062

		1,448,020

	Semiconductors & Semiconductor Equipment – 0.8%
7,806	NVIDIA Corp.(b)(c)	265,560

	Software – 4.3%
9,414	Intuit, Inc.(b)(c)	297,576
29,228	Microsoft Corp.(b)	1,040,517

		1,338,093

	Total Common Stocks (Identified Cost $27,478,795)	31,043,316

Shares/ Principal Amount
Short-Term Investments – 26.2%
7,993,341	State Street Securities Lending Quality Trust(d)	7,993,341
$165,000	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2007 at 3.250% to be repurchased at $165,030 on 1/2/2008 collateralized by $170,000 Federal Home Loan Mortgage Corp., 5.750% due 4/15/2008 with a value of $172,763 including accrued interest(e)	165,000
	Total Short-Term Investments (Identified Cost $8,158,341)	8,158,341

	Total Investments - 125.7% (Identified Cost $35,637,136)(a)	39,201,657
	Other assets less liabilities — (25.7)%	(8,004,109)

	Net Assets — 100.0%	$31,197,548

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of FAS 157 will have on the Fund’s financial statements.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

2

LOOMIS SAYLES RESEARCH FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2007 (Unaudited)

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales):

At December 31, 2007, the net unrealized appreciation on investments based on a cost of $35,637,136 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$4,087,274
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(522,753)

Net unrealized appreciation	$3,564,521

(b)	All or a portion of this security was on loan to brokers at December 31, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2007 were $7,776,164 and $7,993,341, respectively.
(c)	Non-income producing security.
(d)	Represents investments of security lending collateral.
(e)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.

Holdings at December 31, 2007 as a Percentage of Net Assets (Unaudited)

Insurance	9.4

Oil, Gas & Consumable Fuels	8.8

Computers & Peripherals	5.6

Aerospace & Defense	5.4

Beverages	4.9

Pharmaceuticals	4.6

Software	4.3

Machinery	4.2

Energy Equipment & Services	4.0

Hotels, Restaurants & Leisure	3.9

Communications Equipment	3.7

Diversified Telecommunication Services	3.6

Health Care Equipment & Supplies	3.6

Food & Staples Retailing	3.3

Diversified Financial Services	2.6

Media	2.6

Internet & Catalog Retail	2.3

Independent Power Producers & Energy Traders	2.2

Capital Markets	2.1

Commercial Banks	2.1

Chemicals	2.0

Other, less than 2% each	14.3

3

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Small Cap Growth Fund

	Shares	Value (†)
COMMON STOCKS – 95.4% of Net Assets

Aerospace & Defense – 2.0%
American Science & Engineering, Inc.(b)	8,109	$460,186
Moog, Inc., Class A(c)	17,016	779,503

		1,239,689

Biotechnology – 3.2%
BioMarin Pharmaceutical, Inc.(b)(c)	13,037	461,510
Indevus Pharmaceuticals, Inc.(b)(c)	62,438	433,944
Metabolix, Inc.(b)(c)	19,460	463,148
Myriad Genetics, Inc.(b)(c)	8,355	387,839
Theravance, Inc.(b)(c)	10,553	205,783

		1,952,224

Capital Markets – 2.4%
FCStone Group, Inc.(b)(c)	15,840	729,115
GFI Group, Inc.(b)(c)	7,344	702,968

		1,432,083

Chemicals – 0.6%
Penford Corp.(b)	13,575	347,384

Commercial Services & Supplies – 11.3%
Advisory Board Co.(b)(c)	15,934	1,022,804
FTI Consulting, Inc.(b)(c)	14,466	891,684
Geo Group, Inc. (The)(b)(c)	20,278	567,784
Huron Consulting Group, Inc.(b)(c)	7,890	636,171
ICF International, Inc.(c)	15,871	400,901
IHS, Inc., Class A(c)	11,895	720,361
Innerworkings, Inc.(b)(c)	41,754	720,674
Interface, Inc., Class A(b)	26,469	431,974
Team, Inc.(b)(c)	19,197	702,226
Waste Connections, Inc.(b)(c)	25,374	784,057

		6,878,636

Communications Equipment – 2.4%
Foundry Networks, Inc.(b)(c)	36,173	633,751
Harmonic, Inc.(b)(c)	39,219	411,015
Sonus Networks, Inc.(b)(c)	70,842	413,009

		1,457,775

Computers & Peripherals – 0.8%
Brocade Communications Systems, Inc.(b)(c)	65,959	484,139

Construction & Engineering – 1.2%
Northwest Pipe Co.(b)(c)	19,438	760,803

Distributors – 1.5%
LKQ Corp.(b)(c)	44,490	935,180

Diversified Consumer Services – 5.7%
Bright Horizons Family Solutions, Inc.(b)(c)	13,741	474,614
Capella Education Co.(b)(c)	8,201	536,837
Corinthian Colleges, Inc.(b)(c)	34,227	527,096
DeVry, Inc.(b)	15,216	790,623

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Small Cap Growth Fund - continued

	Shares	Value (†)
COMMON STOCKS – continued

Diversified Consumer Services – continued
INVESTools, Inc.(c)	38,302	$679,478
New Oriental Education & Technology Group, Inc.,
ADR(b)(c)	5,817	468,792

		3,477,440

Diversified Financial Services – 0.6%
Portfolio Recovery Associates, Inc.(b)	8,482	336,481

Diversified Telecommunication Services – 2.9%
Cbeyond, Inc.(b)(c)	14,852	579,079
Cogent Communications Group, Inc.(b)(c)	16,279	385,975
NTELOS Holdings Corp.(b)	26,594	789,576

		1,754,630

Electric Utilities – 1.1%
ITC Holdings Corp.(b)	11,731	661,863

Electronic Equipment & Instruments – 0.9%
IPG Photonics Corp.(b)(c)	28,228	564,278

Energy Equipment & Services – 4.3%
Exterran Holdings, Inc.(b)(c)	8,380	685,484
Helix Energy Solutions Group, Inc.(c)	9,842	408,443
Mitcham Industries, Inc.(c)	22,232	457,090
T-3 Energy Services, Inc.(c)	12,357	580,902
Tesco Corp.(c)	16,609	476,180

		2,608,099

Health Care Equipment & Supplies – 5.5%
Conceptus, Inc.(b)(c)	24,984	480,692
Inverness Medical Innovations, Inc.(b)(c)	14,317	804,329
Masimo Corp.(b)(c)	15,302	603,664
Meridian Bioscience, Inc.(b)	12,963	389,927
NuVasive, Inc.(b)(c)	11,845	468,115
Orthofix International NV(b)(c)	10,233	593,207

		3,339,934

Health Care Providers & Services – 4.8%
HealthExtras, Inc.(c)	22,459	585,731
Psychiatric Solutions, Inc.(b)(c)	20,952	680,940
RadNet, Inc.(b)(c)	68,682	697,122
Sun Healthcare Group, Inc.(c)	56,380	968,045

		2,931,838

Health Care Technology – 1.0%
Phase Forward, Inc.(b)(c)	28,733	624,943

Hotels, Restaurants & Leisure – 1.1%
Life Time Fitness, Inc.(b)(c)	13,227	657,117

2

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Small Cap Growth Fund - continued

	Shares	Value (†)
COMMON STOCKS – continued

Household Durables – 0.6%
Jarden Corp.(b)(c)	15,548	$367,088

Insurance – 3.3%
Arch Capital Group Ltd.(c)	8,747	615,351
eHealth, Inc.(c)	9,698	311,403
National Financial Partners Corp.(b)	12,930	589,737
ProAssurance Corp.(b)(c)	9,440	518,445

		2,034,936

Internet Software & Services – 4.2%
Ariba, Inc.(b)(c)	54,832	611,377
DealerTrack Holdings, Inc.(b)(c)	14,173	474,370
VistaPrint Ltd.(b)(c)	19,630	841,146
Vocus, Inc.(b)(c)	18,114	625,476

		2,552,369

IT Services – 1.6%
Information Services Group, Inc.(b)(c)	62,175	425,899
Syntel, Inc.(b)	14,570	561,236

		987,135

Life Sciences Tools & Services – 3.0%
Affymetrix, Inc.(c)	15,191	351,520
Exelixis, Inc.(b)(c)	40,830	352,363
Parexel International Corp.(c)	14,091	680,595
Third Wave Technologies(c)	43,166	416,552

		1,801,030

Machinery – 3.5%
Kadant, Inc.(b)(c)	23,608	700,449
Middleby Corp.(b)(c)	7,272	557,181
RBC Bearings, Inc.(c)	19,587	851,251

		2,108,881

Media – 1.9%
Knology, Inc.(b)(c)	38,678	494,305
Morningstar, Inc.(b)(c)	8,572	666,473

		1,160,778

Oil, Gas & Consumable Fuels – 3.9%
Arena Resources, Inc.(b)(c)	12,692	529,383
Carrizo Oil & Gas, Inc.(c)	10,284	563,049
Petrohawk Energy Corp.(b)(c)	31,231	540,609
Petroleum Development Corp.(b)(c)	5,255	310,728
TXCO Resources, Inc.(b)(c)	35,944	433,485

		2,377,254

Pharmaceuticals – 0.7%
K-V Pharmaceutical Co.(b)(c)	15,031	428,985

3

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Small Cap Growth Fund - continued

	Shares	Value (†)
COMMON STOCKS – continued

Semiconductors & Semiconductor Equipment – 6.3%
ATMI, Inc.(b)(c)	15,448	$498,198
Cavium Network, Inc.(b)(c)	19,766	455,013
Cypress Semiconductor Corp.(c)	17,551	632,362
Monolithic Power Systems, Inc.(b)(c)	21,891	470,000
Netlogic Microsystems, Inc.(b)(c)	19,303	621,557
Tessera Technologies, Inc.(b)(c)	19,091	794,186
Volterra Semiconductor Corp.(b)(c)	34,835	384,230

		3,855,546

Software – 8.4%
Blackbaud, Inc.(b)	22,111	619,992
Blackboard, Inc.(b)(c)	15,948	641,907
BladeLogic, Inc.(c)	23,299	688,951
Informatica Corp.(b)(c)	42,960	774,139
Interactive Intelligence, Inc.(b)(c)	17,568	462,917
Taleo Corp., Class A(c)	22,704	676,125
Tyler Technologies, Inc.(b)(c)	49,467	637,630
Ultimate Software Group, Inc.(b)(c)	19,436	611,651

		5,113,312

Specialty Retail – 0.9%
Dick’s Sporting Goods, Inc.(b)(c)	19,047	528,745

Textiles, Apparel & Luxury Goods – 0.7%
Movado Group, Inc.(b)	17,669	446,849

Trading Companies & Distributors – 1.8%
Aircastle Ltd.	18,425	485,130
Kaman Corp.(b)	16,951	623,967

		1,109,097

Wireless Telecommunication Services – 1.3%
SBA Communications Corp., Class A(b)(c)	22,917	775,512

TOTAL COMMON STOCKS (Identified Cost $51,861,807)		58,092,053

	Shares/ Principal Amount
SHORT-TERM INVESTMENTS – 30.4%

State Street Securities Lending Quality Trust(d)	15,533,552	15,533,552

Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/07 at 3.250% to be repurchased at $2,970,536 on 1/02/08 collateralized by $3,060,000 Federal Home Loan Bank Discount Note, Zero Coupon due 3/24/08 with a value of $3,029,400 (e)	$2,970,000	2,970,000

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $18,503,552)		18,503,552

TOTAL INVESTMENTS – 125.8% (Identified Cost $70,365,359)(a)		$76,595,605
Other assets less liabilities—(25.8)%		(15,720,095)

NET ASSETS – 100.0%		$60,875,510

4

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Small Cap Growth Fund - continued

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of FAS 157 will have on the Fund’s financial statements.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At December 31, 2007, the net unrealized appreciation on investments based on a cost of $70,365,359 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$7,649,690
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,419,444)

Net unrealized appreciation	$6,230,246

At September 30, 2007, the Fund had a capital loss carryover of approximately $198,807,284 of which $139,524,244 expires on September 30, 2010 and $59,283 040, expires on September 30, 2011. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

5

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Small Cap Growth Fund - continued

(b)	All or a portion of this security was on loan to brokers at December 31, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2007 were $15,032,937 and $15,533,552, respectively.
(c)	Non-income producing security.
(d)	Represents investments of security lending collateral.
(e)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

HOLDINGS AT DECEMBER 31, 2007 AS A PERCENTAGE OF NET ASSETS (Unaudited)

Commercial Services& Supplies	11.3%

Software	8.4

Semiconductors & Semiconductor Equipments	6.3

Diversified Consumer Services	5.7

Health Care Equipment & Supplies	5.5

Health Care Providers & Services	4.8

Energy Equipment & Services	4.3

Internet Software & Services	4.2

Oil, Gas & Consumable Fuels	3.9

Machinery	3.5

Insurance	3.3

Biotechnology	3.2

Life Sciences Tools & Services	3.0

Diversified Telecommunication	2.9

Communications Equipment	2.4

Capital Markets	2.4

Aerospace & Defense	2.0

Other, less than 2% each	18.3

6

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS

Investments as of December 31, 2007 (Unaudited)

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 92.2% of Net Assets
Convertible Bonds — 3.1%
	Canada — 0.2%
$25,040,000	Nortel Networks Corp., 144A, 2.125%, 4/15/2014	$19,406,000
3,187,000	Nortel Networks Corp., Guaranteed Senior Note, 4.250%, 9/01/2008	3,127,244

		22,533,244

	United States — 2.9%
12,755,000	Avnet, Inc., 2.000%, 3/15/2034(b)	14,955,237
200,000	Builders Transport, Inc., Subordinated Note, 6.500%, 5/01/2011(c)	—
1,000,000	Builders Transport, Inc., Subordinated Note, 8.000%, 8/15/2005(c)	—
750,000	Ciena Corp., 3.750%, 2/01/2008	746,250
139,000	Dixie Group, Inc., Subordinated Note, 7.000%, 5/15/2012	130,660
11,899,000	Enzon Pharmaceuticals, Inc., 4.500%, 7/01/2008	11,809,757
5,111,000	EPIX Pharmaceuticals, Inc., Senior Note, Convertible, 3.000%, 6/15/2024	3,437,148
15,868,000	Host Hotels & Resorts, Inc., 144A, 2.625%, 4/15/2027	13,547,305
26,700,000	Human Genome Sciences, Inc., 2.250%, 8/15/2012	23,128,875
30,860,000	Incyte Corp., 3.500%, 2/15/2011(b)	30,319,950
12,005,000	Invitrogen Corp., 1.500%, 2/15/2024	12,665,275
43,805,000	iStar Financial, Inc., 5.229%, 10/01/2012(b)(d)	38,767,425
14,465,000	Kellwood Co., (step to 0.000% on 6/15/2011), 3.500%, 6/15/2034(e)	12,566,469
6,670,000	Kulicke & Soffa Industries, Inc., Convertible, 0.500%, 11/30/2008	6,294,812
3,790,000	Kulicke & Soffa Industries, Inc., Convertible, 1.000%, 6/30/2010	3,278,350
26,793,000	Level 3 Communications, Inc., 6.000%, 9/15/2009	24,917,490
35,395,000	Level 3 Communications, Inc., 6.000%, 3/15/2010(b)	31,501,550
6,117,164	Liberty Media LLC, Convertible, 3.500%, 1/15/2031	5,428,983
4,591,000	Maxtor Corp., Subordinated Note, 5.750%, 3/01/2012(f)	4,315,540
24,081,000	Nektar Therapeutics, 3.250%, 9/28/2012	19,866,825
625,000	Nextel Communications, Inc., Senior Note, 5.250%, 1/15/2010	618,750
500,000	Preston Corp., Subordinated Note, 7.000%, 5/01/2011	465,350
20,000,000	Regeneron Pharmaceuticals, Inc., Subordinated Note, 5.500%, 10/17/2008	21,025,000
311,000	Richardson Electronics Ltd., 7.750%, 12/15/2011	289,230
7,716,000	Sinclair Broadcast Group, Inc., (step to 2.000% on 1/15/2011), 4.875%, 7/15/2018(e)	7,050,495
22,735,000	Valeant Pharmaceuticals International, Subordinated Note, 3.000%, 8/16/2010	20,802,525
28,222,000	Valeant Pharmaceuticals International, Subordinated Note, 4.000%, 11/15/2013	23,706,480
5,860,000	Wells Fargo & Co., 4.661%, 5/01/2033(b)(d)	5,832,458

		337,468,189

	Total Convertible Bonds (Identified Cost $363,791,689)	360,001,433

	Non-Convertible Bonds — 89.1%
	Australia — 2.5%
119,520,000	New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/2010, (AUD)	104,187,494
61,765,000	New South Wales Treasury Corp., Series 12RG, 6.000%, 5/01/2012, (AUD)	51,695,222
1,500,000	Qantas Airways, Ltd., 144A, 5.125%, 6/20/2013	1,512,606
32,710,000	Qantas Airways, Ltd., 144A, 6.050%, 4/15/2016	33,649,562
50,000,000	Queensland Treasury Corp., 144A, 7.125%, 9/18/2017, (NZD)	37,463,456
79,205,000	Queensland Treasury Corp. Series 11G, 6.000%, 6/14/2011, (AUD)	67,011,227

		295,519,567

	Bermuda — 0.1%
11,855,000	Weatherford International, Ltd., 6.500%, 8/01/2036	11,838,925

	Brazil — 1.8%
9,922,000	Republic of Brazil, 8.250%, 1/20/2034	12,551,330
6,000,000	Republic of Brazil, 8.875%, 4/15/2024(b)	7,650,000
55,200,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)(b)	29,770,786
140,235,000	Republic of Brazil, 12.500%, 1/05/2016, (BRL)(b)	85,874,242
107,840,000	Republic of Brazil, 12.500%, 1/05/2022, (BRL)	67,551,461

		203,397,819

	Canada — 12.6%
250,000	Abitibi-Consolidated, Inc., 6.000%, 6/20/2013	170,313
8,125,000	Abitibi-Consolidated, Inc., 7.400%, 4/01/2018	5,342,187
12,310,000	Abitibi-Consolidated, Inc., 7.500%, 4/01/2028	7,909,175

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2007 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Canada — continued
$2,960,000	Abitibi-Consolidated, Inc., 8.500%, 8/01/2029	$2,020,200
39,846,000	Abitibi-Consolidated, Inc., 8.850%, 8/01/2030(b)	27,294,510
9,785,000	Algoma Acquistion Corp., 144A, 9.875%, 6/15/2015	8,023,700
750,000	Avenor, Inc., 10.850%, 11/30/2014, (CAD)	590,015
4,370,000	Bell Canada, 144A, 6.550%, 5/01/2029, (CAD)	3,765,121
5,925,000	Bell Canada, (MTN), 5.000%, 2/15/2017, (CAD)	4,983,376
8,445,000	Bell Canada, (MTN), 7.300%, 2/23/2032, (CAD)	7,855,446
33,455,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	27,505,674
150,000	Bombardier, Inc., 144A, 6.300%, 5/01/2014,	146,625
2,795,000	Bombardier, Inc., 7.350%, 12/22/2026, (CAD)	2,676,199
15,600,000	Bombardier, Inc.,144A, 7.450%, 5/01/2034(b)	15,366,000
121,095,000	Canada Housing Trust, 4.100%, 12/15/2008, (CAD)	122,773,484
14,525,000	Canadian Government, 4.000%, 6/01/2016, (CAD)	14,747,963
441,205,000	Canadian Government, 4.250%, 9/01/2008, (CAD)	447,946,346
436,930,000	Canadian Government, 4.250%, 12/01/2008, (CAD)	444,101,859
21,565,000	Canadian Government, 4.250%, 9/01/2009, (CAD)	22,004,843
35,580,000	Canadian Government, 5.750%, 6/01/2033, (CAD)(b)	45,351,477
24,200,000	Canadian Government, 6.000%, 6/01/2008, (CAD)(b)	24,725,218
5,162,000	CIT Group Funding Co., 5.200%, 6/01/2015	4,419,482
30,000,000	Connacher Oil and Gas Ltd., 144A, 10.250%, 12/15/2015	29,962,500
335,000	GMAC Canada, Ltd., Series E, (MTN), 6.625%, 12/17/2010, (GBP)	580,160
945,000	GMAC Canada, Ltd., 7.750%, 9/26/2008, (NZD)	676,755
9,790,000	Kinder Morgan Finance Co. ULC, Guaranteed Note, 5.700%, 1/05/2016	8,861,918
56,350,000	Kinder Morgan Finance Co. ULC, Guaranteed Note, 6.400%, 1/05/2036	46,536,704
10,655,000	Nortel Networks Corp., 6.875%, 9/01/2023	8,417,450
22,320,000	Nortel Networks, Ltd., 144A, 10.125%, 7/15/2013	22,989,600
22,930,000	North American Energy Partners, Inc., Senior Note, 8.750%, 12/01/2011	22,643,375
7,365,000	Northern Telecom Capital Corp., 7.875%, 6/15/2026	6,039,300
2,525,000	Rogers Wireless Communications, Inc., Senior Secured Note, 6.375%, 3/01/2014	2,601,149
2,085,000	Rogers Wireless Communications, Inc, Senior Note, 7.625%, 12/15/2011, (CAD)(b)	2,262,266
10,000,000	Shaw Communications, Inc., 5.700%, 3/02/2017, (CAD)	9,630,984
9,170,000	Talisman Energy, Inc., 5.850%, 2/01/2037	8,573,877
24,260,000	Talisman Energy, Inc., 6.250%, 2/01/2038	23,642,801
31,690,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	29,810,659

		1,462,948,711

	Cayman Islands — 0.0%
555,000	Enersis SA, Cayman Island, 7.400%, 12/01/2016	601,442

	Chile — 0.0%
4,875,000	Empresa Nacional de Electricidad SA, Chile, 7.875%, 2/01/2027(b)	5,428,917
250,000	Empresa Nacional de Electricidad SA, Chile, 8.350%, 8/01/2013	283,232

		5,712,149

	Finland — 0.5%
3,680,200,000	Nordic Investment Bank, 13.000%, 9/12/2008, (ISK)	57,898,860

	France — 0.2%
224,520,000	BNP Paribas SA, Series E, (MTN), 144A, Zero Coupon, 6/13/2011, (IDR)	17,796,661

	Germany — 0.1%
565,300,000	Kreditanstalt fuer Wiederaufbau, Series E, (MTN), 10.000%, 10/27/2008, (ISK)	8,759,559

	India — 0.1%
9,090,000	ICICI Bank Ltd., 144A, 6.375%, 4/30/2022(d)	8,228,423

	Indonesia — 0.3%
27,246,000	Indonesia Treasury Bond, 0.010%, 11/20/2012, (IDR)	18,652,306
10,462,600	Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022, (IDR)	10,839,398
10,000,000,000	Indonesia Treasury Bond, Series FR47, 10.000%, 2/15/2028, (IDR)	994,677

		30,486,381

	Ireland — 0.6%
32,520,000	Elan Finance PLC, 8.875%, 12/01/2013	32,032,200
45,765,000	Elan Finance PLC, Senior Note, 7.750%, 11/15/2011	43,019,100

		75,051,300

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2007 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Luxembourg — 0.4%
$23,000,000	Telecom Italia Capital, 6.000%, 9/30/2034	$22,365,338
19,635,000	Telecom Italia Capital, 6.375%, 11/15/2033	19,665,238

		42,030,576

	Malaysia — 0.2%
20,000,000	Ranhill Labuan Ltd., 144A, 12.500%, 10/26/2011	19,596,280

	Mexico — 2.9%
11,265,000	Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015	11,349,487
3,245,000(††)	Mexican Fixed Rate Bonds, Series M-10, 8.000%, 12/17/2015, (MXN)	29,437,293
27,728,881(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	249,105,924
4,738,000(††)	Mexican Fixed Rate Bonds, Series M-10, 9.000%, 12/20/2012, (MXN)	45,160,399

		335,053,103

	Netherlands — 1.3%
1,800,000	Koninklijke (Royal) KPN NV, Series G, (MTN), 4.000%, 6/22/2015, (EUR)	2,341,602
1,120,000	Koninklijke (Royal) KPN NV, Series E, (MTN), 5.750%, 3/18/2016, (GBP)	2,158,709
8,098,000	Koninklijke (Royal) KPN NV, 8.375%, 10/01/2030	9,709,745
8,580,000,000	Rabobank Nederland, Series EMTN, 144A, 13.500%, 1/28/2008, (ISK)	136,379,254

		150,589,310

	Philippines — 0.0%
3,700,000	Philippine Long Distance Telephone Co., Series E, (MTN), 8.350%, 3/06/2017	4,107,000
1,660,000	Quezon Power (Philippines), Ltd., Senior Secured Note, 8.860%, 6/15/2017	1,660,000

		5,767,000

	Republic of Korea — 0.1%
5,470,000	Hanarotelecom, Inc., 144A, 7.000%, 2/01/2012	5,579,400
300,000	Samsung Electronics Co., Ltd., 144A, 7.700%, 10/01/2027	335,294

		5,914,694

	Scotland — 1.6%
169,620,000	Astrazeneca PLC, 6.450%, 9/15/2037	185,848,563

	Singapore — 0.0%
1,050,000	SP PowerAssets, Ltd., Series E, (MTN), 3.730%, 10/22/2010, (SGD)	740,227

	South Africa — 0.4%
320,500,000	Republic of South Africa, 13.000%, 8/31/2010, (ZAR)(b)	50,783,096

	Spain — 1.1%
113,785,000	Telefonica Emisiones SAU, Guaranteed Note, 7.045%, 6/20/2036	127,187,280

	Supranational — 2.2%
15,543,570	European Investment Bank, 144A, Zero Coupon, 9/12/2008, (BRL)	8,080,665
128,250,000	European Investment Bank, Senior Note, Zero Coupon, 3/10/2021, (AUD)	47,285,478
134,330,000	European Investment Bank, 144A, 4.600%, 1/30/2037, (CAD)	136,049,021
80,000,000	Inter-American Development Bank, Series E, (MTN), Zero Coupon, 5/11/2009, (BRL)	37,191,011
24,450,000	Inter-American Development Bank, Series E, (MTN), 6.000%, 12/15/2017, (NZD)	16,905,552
12,125,000	Inter-American Development Bank, Series G, (MTN), 6.250%, 6/22/2016, (NZD)	8,542,452

		254,054,179

	Switzerland — 0.0%
346,700,000	Eurofima, Series EMTN, 10.000%, 11/03/2008, (ISK)	5,352,639

	Thailand — 0.2%
28,355,000	True Move Co., Ltd., 144A, 10.750%, 12/16/2013	28,638,550

	United Kingdom — 0.2%
76,496,404,750	JPMorgan Chase Bank, 144A, Zero Coupon, 10/21/2010, (IDR)	6,453,634
1,000,000	Virgin Media Finance PLC, 9.125%, 8/15/2016	990,000
4,570,000	Virgin Media Finance PLC, 9.750%, 4/15/2014, (GBP)	8,778,647
1,605,000	Vodafone Group PLC, 6.150%, 2/27/2037	1,585,130

		17,807,411

	United States — 59.7%
5,565,000	AES Corp. (The), 8.375%, 3/01/2011, (GBP)	10,977,992
4,020,000	AES Corp. (The), Senior Note, 7.750%, 3/01/2014	4,050,150
1,190,000	Affiliated Computer Services, Inc., 5.200%, 6/01/2015	1,024,888
41,705,000	Agilent Technologies, Inc., 6.500%, 11/01/2017	42,365,148
17,735,000	Albertson’s, Inc., 7.750%, 6/15/2026	17,542,025
69,896,000	Albertson’s, Inc., Senior Note, 7.450%, 8/01/2029(b)	67,270,636
4,895,000	Albertson’s, Inc., Senior Note, 8.000%, 5/01/2031	4,965,840
1,510,000	Albertson’s, Inc., Senior Note, 8.700%, 5/01/2030	1,608,736

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2007 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$13,242,000	Albertson’s, Inc., Series C, (MTN), 6.625%, 6/01/2028	$11,649,822
4,785,000	Allstate Corp., 5.950%, 4/01/2036	4,489,962
2,075,000	ALLTEL Corp., 6.500%, 11/01/2013	1,660,000
8,065,000	ALLTEL Corp., 6.800%, 5/01/2029	5,645,500
14,360,000	ALLTEL Corp., 7.000%, 7/01/2012	12,385,500
66,815,000	ALLTEL Corp., Senior Note, 7.875%, 7/01/2032	51,113,475
825,000	American Airlines, Inc., Series 1999-1, Class B, 7.324%, 4/15/2011	814,688
995,863	American Airlines, Inc., Series 93A6, 8.040%, 9/16/2011	980,826
218,655,000	American General Finance Corp., 6.900%, 12/15/2017	218,873,655
6,950,000	Amkor Technology, Inc., Senior Note, 7.125%, 3/15/2011	6,619,875
9,870,000	Amkor Technology, Inc., Senior Note, 7.750%, 5/15/2013	9,302,475
37,190,000	Anadarko Petroleum Corp., 5.950%, 9/15/2016	37,867,974
45,910,000	Anadarko Petroleum Corp., 6.450%, 9/15/2036	46,751,806
10,503,000	APL Ltd., Senior Note, 8.000%, 1/15/2024(f)	8,822,520
1,585,000	Aramark Services, Inc., 5.000%, 6/01/2012	1,363,100
4,640,000	Arrow Electronics, Inc., 6.875%, 6/01/2018	4,939,503
8,000,000	ASIF Global Financing, 144A, 2.380%, 2/26/2009, (SGD)	5,495,299
10,245,000	AT&T Corp., 6.500%, 3/15/2029	10,056,676
8,500,000	AT&T, Inc., 6.150%, 9/15/2034	8,485,771
127,100,000	AT&T, Inc., 6.500%, 9/01/2037	132,905,674
17,574,841	Atlas Air, Inc., Series 1998-1, Class 1B, 7.680%, 1/02/2014	20,562,564
320,321	Atlas Air, Inc., Series 1999-1, Class A2, 6.880%, 7/02/2009	310,712
12,740,207	Atlas Air, Inc., Series 1999-1, Class B, 7.630%, 1/02/2015	14,651,238
4,744,556	Atlas Air, Inc., Series 1999-1, Class C, 8.770%, 1/02/2011	4,768,279
5,323,737	Atlas Air, Inc., Series 2000-1, Class B, 9.057%, 1/02/2014	6,654,671
6,862,758	Atlas Air, Inc., Series C, 8.010%, 1/02/2010	6,279,424
30,125,000	Avnet, Inc., 5.875%, 3/15/2014	30,449,326
35,630,000	Avnet, Inc., 6.000%, 9/01/2015	35,567,576
11,345,000	Avnet, Inc., 6.625%, 9/15/2016	11,897,036
22,125,000	BAC Capital Trust VI, 5.625%, 3/08/2035	18,896,454
17,310,000,000	Barclays Financial LLC, 144A, 4.060%, 9/16/2010, (KRW)	18,671,980
1,006,000,000	Barclays Financial LLC, 144A, 4.160%, 2/22/2010, (THB)	32,816,297
21,340,000,000	Barclays Financial LLC, 144A, 4.460%, 9/23/2010, (KRW)	23,251,606
56,650,000,000	Barclays Financial LLC, 144A, 4.470%, 12/04/2011, (KRW)	61,633,844
135,000,000	Barclays Financial LLC, Series E, (MTN), 144A, 4.100%, 3/22/2010, (THB)	4,396,492
15,195,000	BellSouth Corp., 6.000%, 11/15/2034(b)	14,775,299
23,584,000	Borden, Inc., 7.875%, 2/15/2023	17,688,000
6,920,000	Borden, Inc., 8.375%, 4/15/2016	5,605,200
8,757,000	Borden, Inc., 9.200%, 3/15/2021	7,005,600
2,765,000	Boston Scientific Corp., 5.450%, 6/15/2014	2,543,800
10,590,000	Boston Scientific Corp., 6.400%, 6/15/2016	9,954,600
16,510,000	Boston Scientific Corp., 7.000%, 11/15/2035	14,528,800
2,685,000	Bowater, Inc., 6.500%, 6/15/2013(b)	1,973,475
71,400,000	Bruce Mansfield Unit, 6.850%, 6/01/2034	73,487,022
2,840,000	Centex Corp., 5.250%, 6/15/2015	2,404,943
21,390,000	Chesapeake Energy Corp., 6.500%, 8/15/2017	20,641,350
22,690,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	21,782,400
15,325,000	CIGNA Corp., 6.150%, 11/15/2036	14,218,765
425,000	Cincinnati Bell, Inc., 8.375%, 1/15/2014	414,375
3,490,000	CIT Group, Inc., 5.000%, 2/13/2014	3,072,401
14,150,000	CIT Group, Inc., Series E, Senior Note, (MTN), 5.500%, 12/01/2014, (GBP)	23,740,468
2,000,000	CIT Group, Inc., 5.600%, 4/27/2011	1,925,754
3,055,000	CIT Group, Inc., 6.000%, 4/01/2036,	2,471,009
246,450,000	CIT Group, Inc., 7.625%, 11/30/2012	249,803,199
7,840,000	CIT Group, Inc., (MTN), 5.125%, 9/30/2014	6,906,021
8,050,000	CIT Group, Inc., Series E, (MTN), 5.500%, 12/20/2016, (GBP)	12,953,590
18,650, 000	Citibank NA, 144A, 15.000%, 7/02/2010, (BRL)	11,501,183
35,260,000	Citizens Communications Co., 7.875%, 1/15/2027	33,585,150
9,355,000	Clear Channel Communications, Inc., 4.900%, 5/15/2015	6,823,911

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2007 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$4,165,000	Clear Channel Communications, Inc., 5.500%, 9/15/2014	$3,174,709
12,320,000	Clear Channel Communications, Inc., 5.500%, 12/15/2016 (b)	8,976,832
2,080,000	Clear Channel Communications, Inc., 5.750%, 1/15/2013	1,722,319
585,000	Clear Channel Communications, Inc., 6.875%, 6/15/2018	469,263
16,170,000	Cleveland Electric Illuminating Co., 5.950%, 12/15/2036	14,796,601
2,935,000	Colonial Realty LP, 6.050%, 9/01/2016	2,722,271
766,000	Colorado Interstate Gas Co., 5.950%, 3/15/2015	757,815
2,670,000	Colorado Interstate Gas Co., 6.800%, 11/15/2015	2,779,366
41,635,000	Comcast Corp., 5.650%, 6/15/2035	38,110,306
34,570,000	Comcast Corp., 6.450%, 3/15/2037	35,198,517
20,175,000	Comcast Corp., 6.500%, 11/15/2035	20,587,357
172,500,000	Comcast Corp., 6.950%, 8/15/2037	186,174,420
6,319,005	Continental Airlines, Inc., Series 1997-4, Class 4B, 6.900%, 1/02/2017	6,066,245
7,148,296	Continental Airlines, Inc., Series 1998-1, Class 1B, 6.748%, 3/15/2017	6,826,623
6,925,049	Continental Airlines, Inc., Series 1999-1, Class B, 6.795%, 8/02/2018	6,578,796
2,374,176	Continental Airlines, Inc., Series 1999-1, Class C, 6.954%, 8/02/2009	2,332,628
4,342,313	Continental Airlines, Inc., Series 1999-2, Class B, 7.566%, 3/15/2020	4,212,044
7,533,087	Continental Airlines, Inc., Series 2000-2, Class B, 8.307%, 10/02/2019	7,486,005
2,549,134	Continental Airlines, Inc., Series 2001-1, Class B, 7.373%, 6/15/2017	2,453,541
249,947	Continental Airlines, Inc., Series 96-A, 6.940%, 10/15/2013	246,198
5,682,266	Continental Airlines, Inc., Series 971A, 7.461%, 4/01/2015	5,526,004
5,825,000	Continental Airlines, Inc., Series A, 5.983%, 4/19/2022	5,443,987
23,710,000	Corn Products International, Inc., 6.625%, 4/15/2037	24,698,660
6,225,000	Corning, Inc., 5.900%, 3/15/2014	6,326,038
6,220,000	Corning, Inc., 6.200%, 3/15/2016	6,408,460
6,150,000	Corning, Inc., 6.850%, 3/01/2029	6,497,118
4,725,000	Corning, Inc., 7.250%, 8/15/2036	5,143,115
4,110,000	Countrywide Financial Corp., 5.211%, 12/19/2008(d)	3,360,940
10,288,000	Countrywide Financial Corp., Series A, 144A, 1.743%, 4/15/2037(d)	8,022,582
25,975,000	Countrywide Financial Corp., Series B, 144A, 2.619%, 5/15/2037(d)	18,953,957
11,799,000	Countrywide Home Loans, Inc., 4.000%, 3/22/2011	8,519,515
18,130,000	Covidien International Finance SA, 144A, 6.000%, 10/15/2017	18,759,727
18,265,000	Covidien International Finance SA, 144A, 6.550%, 10/15/2037	18,968,860
400,000	CSC Holdings, Inc., Senior Note, 7.875%, 2/15/2018	374,000
250,000	CSC Holdings, Inc., Series B, Senior Note, 8.125%, 7/15/2009	254,063
37,345,000	CSX Corp., 6.000%, 10/01/2036(b)	33,893,949
5,000,000	CSX Corp., 6.250%, 3/15/2018	5,025,535
1,853,000	Cummins, Inc., 6.750%, 2/15/2027	1,886,806
2,145,000	Cummins, Inc., 7.125%, 3/01/2028	2,218,217
19,745,000	DCP Midstream LP, 6.450%, 11/03/2036	19,209,318
1,000,000	Delta Air Lines, Inc., Class A, 144A, 6.821%, 8/10/2022	960,000
33,515,000	Delta Air Lines, Inc., Class C, 144A, 8.954%, 8/10/2014	32,844,700
8,758,000	Dillard’s, Inc., 6.625%, 1/15/2018(b)	6,932,176
4,187,000	Dillard’s, Inc., 7.130%, 8/01/2018	3,370,535
1,500,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,155,000
425,000	Dillard’s, Inc., 7.875%, 1/01/2023	331,500
3,325,000	Dillard’s, Inc., Class A, 7.000%, 12/01/2028	2,427,250
1,935,000	Dole Food Co., Inc., 8.625%, 5/01/2009(b)	1,867,275
8,180,000	Dominion Resources, Inc., Senior Note, Series B, 5.950%, 6/15/2035(b)	7,644,635
7,955,000	Domtar Corp., 5.375%, 12/01/2013	7,179,387
43,470,000	DR Horton, Inc., Senior Note, 5.250%, 2/15/2015	34,529,264
4,335,000	DR Horton, Inc., 5.625%, 9/15/2014	3,641,049
16,160,000	DR Horton, Inc., Guaranteed Note, 5.625%, 1/15/2016	13,403,896
1,625,000	DR Horton, Inc., 6.500%, 4/15/2016	1,409,887

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2007 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$11,275,000	Dynegy Holdings, Inc., 7.125%, 5/15/2018(b)	$9,978,375
10,185,000	Dynegy Holdings, Inc., 7.625%, 10/15/2026	8,657,250
500,000	Dynegy Holdings, Inc., 7.750%, 6/01/2019	461,250
7,455,000	Dynegy Holdings, Inc., 8.375%, 5/01/2016	7,287,262
95,200,000	Edison Mission Energy, 7.625%, 5/15/2027(b)	89,488,000
15,685,000	El Paso Corp., 6.950%, 6/01/2028	14,848,597
1,500,000	El Paso Corp., 7.420%, 2/15/2037	1,457,747
750,000	El Paso Corp., Senior Note, (MTN), 7.800%, 8/01/2031	761,143
1,000,000	El Paso Energy Corp., (MTN), 7.750%, 1/15/2032	1,015,077
5,330,000	Embarq Corp., 7.995%, 6/01/2036	5,616,946
5,255,000	Energy Transfer Partners LP, 6.125%, 2/15/2017	5,110,083
11,315,000	Energy Transfer Partners LP, 6.625%, 10/15/2036	10,844,828
13,175,000	Enterprise Products Operating L.P., 6.300%, 9/15/2017	13,480,107
14,385,000	Equifax, Inc., 7.000%, 7/01/2037	13,649,164
23,725,000	Federal Home Loan Mortgage Corp., 4.625%, 10/25/2012(b)	24,430,154
35,900,000	Federal National Mortgage Association, 2.290%, 2/19/2009, (SGD)	24,823,561
17,816,000	Ford Motor Co., 6.375%, 2/01/2029	11,847,640
1,705,000	Ford Motor Co., 6.500%, 8/01/2018(b)	1,255,306
500,000	Ford Motor Co., 6.625%, 2/15/2028	332,500
73,114,000	Ford Motor Co., 6.625%, 10/01/2028	48,620,810
1,940,000	Ford Motor Co., 7.125%, 11/15/2025	1,328,900
86,090,000	Ford Motor Co., 7.450%, 7/16/2031(b)	63,921,825
800,000	Ford Motor Co., 7.500%, 8/01/2026	568,000
43,592,000	Ford Motor Credit Co., 5.700%, 1/15/2010	39,275,433
14,595,000	Ford Motor Credit Co., 8.000%, 12/15/2016	12,397,154
10,685,000	Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	8,926,131
15,465,000	Ford Motor Credit Co. LLC, 7.250%, 10/25/2011	13,395,149
1,030,000	Ford Motor Credit Co. LLC, 7.875%, 6/15/2010	950,347
9,905,000	Ford Motor Credit Co. LLC, 8.625%, 11/01/2010	9,191,355
26,820,000	Freescale Semiconductor, Inc., 10.125%, 12/15/2016(b)	22,126,500
60,900,000	General Electric Capital Corp., Series G, (MTN), 2.960%, 5/18/2012, (SGD)	41,432,435
243,057,000	General Electric Capital Corp., 6.500%, 9/28/2015, (NZD)	170,081,037
30,350,000	General Electric Capital Corp., Series A, (MTN), 6.625%, 2/04/2010, (NZD)	22,458,553
500,000	General Electric Capital Corp., Series E, (MTN), 1.725%, 6/27/2008, (SGD)	345,617
3,100,000	General Electric Capital Corp., Series E, (MTN), 6.125%, 5/17/2012, (GBP)(b)	6,271,749
66,645,000	General Electric Capital Corp., Series E, (MTN), 6.750%, 9/26/2016, (NZD)	47,759,051
115,000,000	General Electric Capital Corp., Series G, (MTN), 3.485%, 3/08/2012, (SGD)	79,980,465
7,365,000	General Motors Corp., 7.400%, 9/01/2025(b)	5,339,625
52,465,000	General Motors Corp., 8.250%, 7/15/2023(b)	41,709,675
2,530,000	General Motors Corp., 8.375%, 7/15/2033(b)	2,036,650
6,345,000	Georgia Gulf Corp., 10.750%, 10/15/2016(b)	4,251,150
11,720,000	Georgia-Pacific Corp., 7.250%, 6/01/2028	10,313,600
11,605,000	Georgia-Pacific Corp., 7.375%, 12/01/2025	10,212,400
120,000	Georgia-Pacific Corp., 7.700%, 6/15/2015	118,200
42,425,000	Georgia-Pacific Corp., 7.750%, 11/15/2029	38,818,875
14,820,000	Georgia-Pacific Corp., 8.000%, 1/15/2024	13,782,600
16,563,000	Georgia-Pacific Corp., 8.875%, 5/15/2031	15,983,295
50,880,000	GMAC LLC, 6.000%, 12/15/2011	42,672,038
22,570,000	GMAC LLC, 6.625%, 5/15/2012	18,762,825
33,061,000	GMAC LLC, (MTN), 6.750%, 12/01/2014	26,665,316
6,585,000	GMAC LLC, 6.875%, 9/15/2011	5,633,428
3,745,000	GMAC LLC, 6.875%, 8/28/2012	3,138,175
8,245,000	GMAC LLC, 7.000%, 2/01/2012	6,995,264
29,650,000	GMAC LLC, 8.000%, 11/01/2031(b)	24,872,644
4,762,000	Goodyear Tire & Rubber Co., 7.000%, 3/15/2028	4,142,940
2,590,000	Great Lakes Dredge & Dock Corp., Senior Subordinated Note, 7.750%, 12/15/2013	2,421,650

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2007 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$5,790,000	GTE Corp., 6.940%, 4/15/2028	$6,201,947
12,340,000	HCA, Inc., 6.375%, 1/15/2015	10,427,300
48,525,000	HCA, Inc., 6.500%, 2/15/2016(b)	41,003,625
14,405,000	HCA, Inc., 7.050%, 12/01/2027	11,001,358
885,000	HCA, Inc., 7.190%, 11/15/2015	758,750
9,307,000	HCA, Inc., 7.500%, 12/15/2023	7,621,335
18,745,000	HCA, Inc., 7.500%, 11/06/2033	14,667,962
12,040,000	HCA, Inc., 7.580%, 9/15/2025	9,801,306
27,892,000	HCA, Inc., 7.690%, 6/15/2025	23,091,815
4,490,000	HCA, Inc., 7.750%, 7/15/2036	3,607,544
6,155,000	HCA, Inc., 8.360%, 4/15/2024	5,411,618
14,800,000	HCA, Inc., Senior Note, 5.750%, 3/15/2014	12,284,000
14,550,000	Hercules, Inc., Subordinated Note, 6.500%, 6/30/2029	11,931,000
35,790,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	33,674,739
6,495,000	Hilcorp Energy I LP, 144A, 7.750%, 11/01/2015	6,381,338
94,865,000	Home Depot, Inc., 5.875%, 12/16/2036	80,056,668
11,370,000	Hospira, Inc., 6.050%, 3/30/2017	11,424,610
66,372,000	HSBC Bank PLC, 144A, Zero Coupon, 4/18/2012, (MYR)	17,695,855
119,806,078	HSBC Bank USA, 144A, Zero Coupon, 11/28/2011(d)	83,684,545
16,050,000	HSBC Bank USA, 144A, 3.310%, 8/25/2010	18,297,000
18,122,000	iStar Financial, Inc., 5.150%, 3/01/2012	15,661,340
5,255,000	iStar Financial, Inc., 5.375%, 4/15/2010	4,864,916
15,620,000	iStar Financial, Inc., 5.650%, 9/15/2011	13,958,391
4,040,000	iStar Financial, Inc., 5.800%, 3/15/2011	3,619,202
1,780,000	iStar Financial, Inc., Series B, 5.125%, 4/01/2011	1,586,733
11,160,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013	9,724,735
5,310,000	ITC Holdings Corp., 144A, 6.375%, 9/30/2036	5,115,341
64,745,000	J.C. Penney Corp., Inc., Senior Note, 6.375%, 10/15/2036	57,857,038
350,000	J.C. Penney Corp., Inc., 7.125%, 11/15/2023(b)	360,782
3,445,000	Jefferson Smurfit Corp., 7.500%, 6/01/2013	3,298,588
1,425,000	Joy Global, Inc., 6.625%, 11/15/2036	1,503,788
109,726,100,000	JPMorgan Chase & Co., 144A Zero Coupon, 3/28/2011 , (IDR)	8,836,902
599,726,100,000	JPMorgan Chase & Co., 144A Zero Coupon, 3/28/2011 , (IDR)	48,514,441
229,157,783,660	JPMorgan Chase & Co., 144A, Zero Coupon, 4/12/2012, (IDR)	16,717,478
150,760,200	JPMorgan Chase & Co., Series E, (MTN), 144A, 1.000%, 6/08/2012, (MYR)	38,800,123
92,000,000	JPMorgan Chase Bank, 144A, Zero Coupon, 5/10/2010, (BRL)	39,313,409
4,565,000	K N Capital Trust III, 7.630%, 4/15/2028	4,117,630
4,300,000	K N Energy, Inc., 6.670%, 11/01/2027	3,750,017
1,235,000	K. Hovnanian Enterprises, Inc., 8.875%, 4/01/2012	703,950
4,830,000	K. Hovnanian Enterprises, Inc., Guaranteed Note, 6.250%, 1/15/2015	3,308,550
17,035,000	K. Hovnanian Enterprises, Inc., Senior Note, 6.250%, 1/15/2016(b)	11,583,800
5,080,000	K. Hovnanian Enterprises, Inc., Guaranteed Note, 6.375%, 12/15/2014(b)	3,556,000
2,490,000	K. Hovnanian Enterprises, Inc., Guaranteed Note, 6.500%, 1/15/2014	1,743,000
6,290,000	K. Hovnanian Enterprises, Inc., 7.500%, 5/15/2016(b)	4,403,000
1,935,000	K. Hovnanian Enterprises, Inc., 7.750%, 5/15/2013(b)	1,083,600
1,685,000	KB Home, 5.750%, 2/01/2014	1,453,313
8,340,000	KB Home, Guaranteed Note, 5.875%, 1/15/2015	7,193,250
5,805,000	KB Home, Guaranteed Note, 6.250%, 6/15/2015(b)	5,050,350
11,315,000	KB Home, Guaranteed Note, 7.250%, 6/15/2018	10,240,075
7,515,000	Kellwood Co., 7.625%, 10/15/2017	5,861,700
1,915,000	Kimball Hill Homes, Inc., 10.500%, 12/15/2012(b)	612,800
500,000	Kinder Morgan Energy Partners, LP, 5.800%, 3/15/2035	452,613
11,288,000	Kinder Morgan, Inc., Senior Note, 5.150%, 3/01/2015	9,932,684
1,650,000	Koppers Holdings, Inc., (step to 9.875% on 11/15/2009), Zero Coupon, 11/15/2014(e)	1,386,000
37,705,000	Kraft Foods, Inc., 6.500%, 8/11/2017	39,007,557
30,680,000	Kraft Foods, Inc., 7.000%, 8/11/2037	32,223,357
4,795,000	Lennar Corp., Series B, Guaranteed Note, 5.600%, 5/31/2015	3,653,895

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2007 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$23,885,000	Lennar Corp., Series A, 6.500%, 4/15/2016	$18,686,931
2,720,000	Lennar Corp. Series B, 5.125%, 10/01/2010	2,334,024
13,715,000	Lennar Corp., Series B, 5.500%, 9/01/2014(b)	10,391,348
35,110,000	Level 3 Communications, Inc., 2.875%, 7/15/2010	30,633,475
25,235,000	Level 3 Communications, Inc., 3.500%, 6/15/2012	22,112,169
31,950,000	Level 3 Financing, Inc., 8.750%, 2/15/2017	27,397,125
13,010,000	Level 3 Financing, Inc., 9.250%, 11/01/2014	11,774,050
41,535,000	Lowes Cos., Inc., 6.650%, 9/15/2037	42,124,548
40,854,000	Lucent Technologies, Inc., 6.450%, 3/15/2029	33,755,617
2,840,000	Lucent Technologies, Inc., 6.500%, 1/15/2028	2,346,550
11,645,000	Macy’s Retail Holdings, Inc., 6.375%, 3/15/2037	10,149,270
5,415,000	Macys Retail Holdings, Inc., 6.790%, 7/15/2027	5,050,051
2,660,000	Marsh & McLennan Cos., Inc., 5.375%, 7/15/2014	2,590,561
11,710,000	Marsh & McLennan Cos., Inc., 5.750%, 9/15/2015	11,335,058
9,075,000	Marsh & McLennan Cos., Inc., 5.875%, 8/01/2033	7,905,605
1,250,000	McDonalds Corp., Series E, (MTN), 3.628%, 10/10/2010, (SGD)	884,148
51,500,000	Merrill Lynch & Co., Inc., 10.710%, 3/08/2017, (BRL)	27,234,242
5,350,000	Methanex Corp., Senior Note, 6.000%, 8/15/2015	5,220,899
13,405,000	Michigan Tobacco Settlement Finance Authority, Taxable Turbo Series A, 7.309%, 6/01/2034	12,612,228
1,000,000	MidAmerican Energy Holdings Co., 6.125%, 4/01/2036(b)	997,618
40,255,000	MidAmerican Energy Holdings Co., 6.500%, 9/15/2037	42,037,733
1,153,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045	784,040
6,465,000	Mosaic Global Holdings, Inc., 7.300%, 1/15/2028	6,368,025
5,820,000	Mosaic Global Holdings, Inc., 7.375%, 8/01/2018	5,849,100
7,655,000	Motorola, Inc., 6.500%, 9/01/2025	7,433,832
1,634,000	Motorola, Inc., 6.500%, 11/15/2028(b)	1,546,251
3,346,000	New England Telephone & Telegraph Co., 7.875%, 11/15/2029	3,830,578
54,190,000	News America, Inc., 6.150%, 3/01/2037	52,346,944
11,140,000	News America, Inc., 6.200%, 12/15/2034(b)	10,981,701
14,360,000	News America, Inc., 6.400%, 12/15/2035	14,527,237
4,305,000	Nextel Communications, Inc., Series E, 6.875%, 10/31/2013	4,240,950
25,790,000	Nextel Communications, Inc., Series F, 5.950%, 3/15/2014	24,241,801
31,735,000	NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027	27,926,800
84,710,000	NGPL Pipeco LLC, 144A, 7.119%, 12/15/2017	86,857,229
8,780,000	NII Holdings, Inc., 3.125%, 6/15/2012	7,528,850
48,500,000	Nisource Finance Corp., 6.400%, 3/15/2018	48,390,923
26,990,000	Northwest Airlines, Inc., Series 07-1, Class B, 8.028%, 11/01/2017	26,045,350
2,500,000	NRG Energy, Inc., 7.250%, 2/01/2014	2,437,500
5,000,000	NRG Energy, Inc., 7.375%, 2/01/2016	4,875,000
4,530,000	ONEOK Partners LP, 6.650%, 10/01/2036	4,580,645
3,260,000	Owens & Minor, Inc., 6.350%, 4/15/2016	3,326,843
12,290,000	Owens Corning, Inc., 6.500%, 12/01/2016	11,254,432
14,200,000	Owens Corning, Inc., 7.000%, 12/01/2036	12,812,163
42,043,000	Owens-Illinois, Inc., Senior Note, 7.800%, 5/15/2018	42,778,752
7,175,000	Pioneer Natural Resources Co., 5.875%, 7/15/2016(b)	6,604,889
760,000	Pioneer Natural Resources Co., 6.875%, 5/01/2018	734,939
3,898,000	Pioneer Natural Resources Co., 7.200%, 1/15/2028	3,513,295
20,770,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	21,049,523
44,730,000	Plains All American Pipeline LP, 6.650%, 1/15/2037(b)	45,016,048
1,948,000	Ply Gem Industries, Inc., 9.000%, 2/15/2012(b)	1,509,700
4,240,000	Pulte Homes, Inc., 5.200%, 2/15/2015	3,507,154
46,260,000	Pulte Homes, Inc., 6.000%, 2/15/2035	34,880,919
13,190,000	Pulte Homes, Inc., 6.375%, 5/15/2033	9,992,414
26,920,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	24,228,000
15,305,000	Qwest Capital Funding, Inc., Guaranteed Note, 6.500%, 11/15/2018	12,932,725
42,455,000	Qwest Capital Funding, Inc., Guaranteed Note, 6.875%, 7/15/2028(b)	35,874,475
6,455,000	Qwest Capital Funding, Inc., Guaranteed Note, 7.625%, 8/03/2021	5,809,500

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2007 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$20,420,000	Qwest Corp., 6.875%, 9/15/2033(b)	$18,837,450
3,649,000	Qwest Corp., 7.250%, 9/15/2025	3,430,060
2,523,000	Qwest Corp., 7.500%, 6/15/2023	2,415,773
3,500,000	R.H. Donnelley Corp., 144A, 8.875%, 10/15/2017	3,237,500
700,000	R.H. Donnelley Corp., Series A-1, 6.875%, 1/15/2013	626,500
25,230,000	Reliant Energy, Inc., Senior Note, 7.875%, 6/15/2017(b)	24,977,700
895,000	Residential Capital LLC, 7.625%, 11/21/2008	711,525
4,170,000	Residential Capital LLC, 7.875%, 6/30/2010	2,668,800
39,170,000	Residential Capital LLC, 7.875%, 5/17/2013, (GBP)	42,884,499
2,740,000	Residential Capital LLC, 8.000%, 6/01/2012	1,685,100
121,645,000	Residential Capital LLC, 8.000%, 4/17/2013	74,811,675
12,335,000	Residential Capital LLC, 8.375%, 6/30/2015	7,462,675
19,055,000	Residential Capital LLC, Series E, (MTN), 9.375%, 7/01/2014, (GBP)	21,620,607
52,930,000	Reynolds American, Inc., 6.750%, 6/15/2017	53,910,422
13,400,000	Reynolds American, Inc., 7.250%, 6/15/2037(b)	13,543,112
14,120,000	Sara Lee Corp., 6.125%, 11/01/2032(b)	13,370,694
9,755,000	Six Flags, Inc., 9.625%, 6/01/2014(b)	7,194,312
2,785,000	Six Flags, Inc., 9.750%, 4/15/2013(b)	2,088,750
28,898,000	SLM Corp., Series A, (MTN), 5.000%, 10/01/2013	25,329,328
37,670,000	SLM Corp., Series A, (MTN), 5.000%, 4/15/2015	32,125,842
19,327,000	SLM Corp., (MTN), 5.050%, 11/14/2014	16,705,176
20,890,000	SLM Corp., Series A, (MTN), 5.375%, 5/15/2014	18,572,735
6,100,000	SLM Corp., Series A, (MTN), 6.500%, 6/15/2010, (NZD)	4,232,283
1,000,000	SLM Corp., Series E, (MTN), Series 7, 4.750%, 3/17/2014, (EUR)	1,164,669
11,510,000	SLM Corp., Series A, (MTN), 5.000%, 6/15/2018	9,204,282
6,045,000	SLM Corp., Series A, (MTN), 5.375%, 1/15/2013	5,407,537
25,080,000	SLM Corp., Series A, (MTN), 5.625%, 8/01/2033	19,385,235
2,550,000	Southern Natural Gas Co., 7.350%, 2/15/2031	2,662,613
6,326,000	Sprint Capital Corp., 6.875%, 11/15/2028	5,999,344
11,309, 000	Sprint Nextel Corp., 6.000%, 12/01/2016	10,831,681
4,035,000	Stanley-Martin Communities LLC, 9.750%, 8/15/2015	2,421,000
18,374,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	13,688,630
4,480,000	Tenet Healthcare Corp., 9.250%, 2/01/2015	4,144,000
7,872,000	Tennessee Gas Pipeline Co., 7.000%, 10/15/2028(b)	7,946,650
9,240,000	Time Warner, Inc., 6.500%, 11/15/2036	8,990,585
11,145,000	Time Warner, Inc., 6.625%, 5/15/2029	10,972,520
4,795,000	Time Warner, Inc., 6.950%, 1/15/2028	4,892,967
3,150,000	Time Warner, Inc., 7.625%, 4/15/2031	3,485,853
2,025,000	Time Warner, Inc., 7.700%, 5/01/2032	2,249,886
8,785,000	Toledo Edison Co., 6.150%, 5/15/2037	8,186,206
4,245,000	Toll Brothers Financial Corp., 5.150%, 5/15/2015	3,852,168
32,475,000	Toys R Us, Inc., 7.375%, 10/15/2018	23,463,187
8,355,000	Toys R Us, Inc., 7.875%, 4/15/2013	6,454,238
31,135,000	Travelers Cos., Inc. (The), (MTN), 6.250%, 6/15/2037	30,157,735
4,000,000	Travelers Cos., Inc. (The), 6.750%, 6/20/2036	4,174,260
1,000,000	Travelers Property Casualty Corp., 6.375%, 3/15/2033	989,121
35,615,000	Tribune Co., 5.250%, 8/15/2015(b)	20,847,632
16,030,000	TXU Corp., 5.550%, 11/15/2014	12,794,873
43,310,000	TXU Corp., Series Q, 6.500%, 11/15/2024	31,590,747
4,870,000	TXU Corp., Series R, 6.550%, 11/15/2034	3,524,458
269,945,000	U.S. Treasury Bond, 4.500%, 2/15/2036(b)	271,315,781
308,865,000	U.S. Treasury Bond, 5.375%, 2/15/2031(b)	347,979,972
700,000	United Air Lines, Inc., Series 2007-1, Class A, 6.636%, 1/02/2024	661,500
1,000,000	United Rentals North America, Inc., 7.000%, 2/15/2014	837,500
7,000,000	United States Steel Corp., 6.050%, 6/01/2017	6,578,831
4,130,000	United States Steel Corp., 6.650%, 6/01/2037	3,684,142
16,435,000	United States Steel Corp., 7.000%, 2/01/2018	16,325,083
24,880,000	USG Corp., 6.300%, 11/15/2016	22,476,418
12,880,000	USG Corp., 7.750%, 1/15/2018	12,809,224

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2007 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$51,815,000	Verizon Global Funding Corp., Senior Note, 5.850%, 9/15/2035	$50,684,086
5,530,000	Verizon Maryland, Inc., Series B, 5.125%, 6/15/2033	4,766,141
12,050,000	Verizon New York, Inc., Series A, 7.375%, 4/01/2032	13,229,056
32,790,000	Viacom, Inc., Senior Note, 6.875%, 4/30/2036	32,879,386
132,865,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	115,322,834
50,000,000	WellPoint, Inc., 6.375%, 6/15/2037(b)	49,117,950
101,985,000	Western Union Co., 6.200%, 11/17/2036(b)	97,882,857
7,300,000	White Pine Hydro LLC, 6.310%, 7/10/2017(f)	7,643,173
10,935,000	White Pine Hydro LLC, 6.960%, 7/10/2037(f)	11,309,972
4,000,000	White Pine Hydro LLC, 7.260%, 7/20/2015(f)	4,146,572
600,000	Williams Cos., Inc., 7.875%, 9/01/2021	665,250
965,000	Williams Cos., Inc., Senior Note, 7.750%, 6/15/2031	1,056,675
8,600,000	Williams Cos., Inc., Series A, 7.500%, 1/15/2031	9,245,000
11,205,000	Willis North America, Inc., 6.200%, 3/28/2017	11,180,338
10,270,000	Woolworth Corp., 8.500%, 1/15/2022	9,448,400
18,050,000	Xerox Capital Trust I, Guaranteed Note, 8.000%, 2/01/2027	18,027,185
1,730,000	Xerox Corp., (MTN), 7.200%, 4/01/2016(b)	1,853,461
8,885,000	XTO Energy, Inc., 6.750%, 8/01/2037	9,530,318

		6,918,596,582

	Total Non-Convertible Bonds (Identified Cost $10,059,413,271)	10,326,199,287

	Total Bonds and Notes (Identified Cost $10,423,204,960)	10,686,200,720

Shares
Common Stocks — 2.2%
	Israel — 0.0%
2,288	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	106,346

	United States — 2.2%
200,925	Apartment Investment & Management Co., Class A(b)	6,978,125
889,730	Associated Estates Realty Corp., (REIT)(b)	8,399,051
2,238,800	Bristol-Myers Squibb Co.(b)	59,372,976
53,260	Chesapeake Energy Corp.(b)	2,087,792
2,309,175	ConAgra Foods, Inc.	54,935,273
41,343	Corning, Inc.	991,819
182,500	Developers Diversified Realty Corp., (REIT)	6,987,925
282,500	Duke Energy Corp.,144A(b)	5,698,025
460,000	Equity Residential, (REIT)(b)	16,776,200
1,450,636	Federal Home Loan Mortgage Corp.(b)	49,423,169
477,725	KB Home(b)	10,318,860
549,450	Lennar Corp., Class A(b)	9,829,661
117,700	Simon Property Group, Inc., (REIT)(b)	10,223,422
141,249	Spectra Energy Corp.(b)	3,647,049
359,449	Vertex Pharmaceuticals, Inc.(b)(g)	8,350,000

		254,019,347

	Total Common Stocks (Identified Cost $251,734,127)	254,125,693

Shares
Preferred Stocks — 2.8%
	United States — 2.8%
302,400	AES Trust III, Convertible, 6.750%, 10/15/2029(b)	14,076,720
278,685	Chesapeake Energy Corp., Convertible, 4.500%,12/31/2049(b)	32,919,666
52,020	Chesapeake Energy Corp., 5.00%, 12/31/2049(b)	5,722,200
107,725	CMS Energy Trust I, Convertible, 7.750%, 7/15/2027	5,251,594
144,977	El Paso Energy Capital Trust I, Convertible, 4.750%, 3/31/2028	5,219,172
393	Entergy New Orleans, Inc., 4.750%, 12/31/2045	30,175
2,200,803	Federal Home Loan Mortgage Corp., Series Z, 8.375%, 12/31/2012	57,550,999
4,385,000	Federal National Mortgage Association, 8.250%, 12/31/2010	112,913,750
42,700	FelCor Lodging Trust, Inc., (REIT) Convertible, 1.950%, 12/31/2049	880,474
1,447,000	Ford Motor Co. Capital Trust II, Convertible, 6.500%, 1/15/2032	47,027,500
15,600	Lucent Technologies Capital Trust I, Convertible, 7.750%, 3/15/2017	13,612,950
81,975	Newell Financial Trust I, Convertible, 5.250%, 12/01/2027	3,740,109
469,300	Owens-Illinois, Inc., Convertible, 4.750%, 12/31/2049	23,455,614
332,275	Six Flags, Inc., 7.250%, 8/15/2009(b)	4,768,146
9,381	United Rentals Trust I, Convertible, 6.500%, 8/01/2028	394,002

	Total Preferred Stocks (Identified Cost $319,890,415)	327,563,071

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2007 (Unaudited)

Shares	Description	Value (†)
Closed-End Investment Companies — 0.3%
203,625	BlackRock Senior High Income Fund, Inc.	$1,099,575
330,054	Dreyfus High Yield Strategies	1,234,402
86,159	Dws High Income Trust	413,563
204,977	Highland Credit Strategies Fund	3,242,736
106,081	Highland Credit Strategies Fund(b)(g)	47,736
110,211	Morgan Stanley Emerging Markets Debt Fund, Inc.	1,069,047
55,017	Van Kampen High Income Trustt II(b)	199,712
2,055,800	Western Asset High Income Opportunity Fund, Inc.	12,334,800
1,368,400	Western Asset Managed High Income Fund, Inc.	7,854,616

	Total Closed-End Investment Companies (Identified Cost $28,450,473)	27,496,187

Shares/ Principal Amount (‡)
Short-Term Investments — 10.4%
$1,180,891,133	State Street Securities Lending Quality Trust(h)	1,180,891,133
25,965,404	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2007 at 3.250% to be repurchased at $25,970,092 on 1/02/2008, collateralized by $26,755,000 Federal Home Loan Bank Discount Note, Zero Coupon due 3/24/2008 with a value of $26,487,450(i)	25,965,404

	Total Short-Term Investments (Identified Cost $1,206,856,537)	1,206,856,537

	Total Investments — 107.9% (Identified Cost $12,230,136,512)	12,502,242,208
	Other assets less liabilities—(7.9)%	(912,263,928)

	Net Assets — 100%	$11,589,978,280

(‡)	Principal amount is in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Future contracts are priced at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of FAS 157 will have on the Fund’s financial statements.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2007 (Unaudited)

(††)	Amounts shown represent units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to REIT basis adjustments. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2007, the net unrealized appreciation on investments based on a cost of $12,237,832,036 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$599,033,702
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(334,608,006)

Net unrealized appreciation	$264,425,696

(b)	All or a portion of this security was on loan to brokers at December 31, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2007 were $1,168,890,311 and $1,180,891,133 respectively.
(c)	Non-income producing security due to default or bankruptcy filing
(d)	Variable rate security whose interest rate varies with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date). The coupon rate shown represents the rate at period end.
(e)	Step Bond Coupon is a fixed rate for an initial period then resets at a specified date and rate.
(f)	Illiquid security. At December 31, 2007, the value of these securities amounted to 36,237,777 or 0.3% of net assets.
(g)	Non-income producing security
(h)	Represents investment of security lending collateral.
(i)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,188,391,476 or 10.3% of net assets.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

EMTN	Euro Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Iceland Krona
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
THB	Thailand Baht
ZAR	South African Rand

LOOMIS SAYLES STRATEGIC INCOME FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2007 (Unaudited)

Holdings at December 31, 2007 as a Percentage of Net Assets (Unaudited)

Sovereigns	13.9%

Non Captive Consumer	5.6

Treasuries	5.6

Non Captive Diversified	5.1

Wirelines	4.9

Electric	3.8

Diversified Financial Services	3.3

Pharmaceuticals	3.0

Banking	2.9

Telecommunications	2.8

Pipelines	2.7

Sovereign	2.2

Retailers	2.0

Technology	2.0

Other, less than 2% each	37.7

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Tax-Managed Equity Fund

	Shares	Value (†)
COMMON STOCKS – 93.9% of Net Assets

Aerospace & Defense – 5.6%
Boeing Co.	1,925	$168,360
United Technologies Corp.	2,813	215,307

		383,667

Beverages – 2.0%
PepsiCo, Inc.	1,780	135,102

Capital Markets – 5.6%
Franklin Resources, Inc.(b)	1,334	152,650
Goldman Sachs Group, Inc.(b)	700	150,535
State Street Corp.(b)	1,000	81,200

		384,385

Chemicals – 4.5%
Ecolab, Inc.	3,226	165,204
Praxair, Inc.(b)	1,630	144,597

		309,801

Communications Equipment – 9.0%
Cisco Systems, Inc.(c)	6,623	179,285
Corning, Inc.(b)	8,555	205,234
Harris Corp.	2,165	135,702
Motorola, Inc.	6,400	102,656

		622,877

Computers & Peripherals – 4.7%
EMC Corp.(c)	5,187	96,115
Hewlett-Packard Co.	4,515	227,917

		324,032

Diversified Financial Services – 1.0%
Citigroup, Inc.	2,381	70,097

Diversified Telecommunication Services – 2.6%
AT&T, Inc.	4,351	180,828

Energy Equipment & Services – 1.9%
Transocean, Inc.(c)	916	131,125

Food & Staples Retailing – 1.5%
Spartan Stores, Inc.(b)	4,500	102,825

Health Care Equipment & Supplies – 4.9%
Covidien Ltd.	3,100	137,299
Hologic, Inc.(c)	1,500	102,960
Zimmer Holdings, Inc.(c)	1,481	97,968

		338,227

Health Care Providers & Services – 2.7%
WellPoint, Inc.(c)	2,119	185,900

Hotels, Restaurants & Leisure – 1.6%
Marriott International, Inc., Class A(b)	3,300	112,794

1

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Tax-Managed Equity Fund - continued

	Shares	Value (†)
COMMON STOCKS – continued
Household Products – 2.1%
Colgate-Palmolive Co.(b)	1,900	$148,124

Insurance – 5.7%
Aflac, Inc.	2,281	142,859
Allstate Corp.(b)	2,352	122,845
Everest Re Group Ltd.	1,293	129,817

		395,521

IT Services – 3.8%
Broadridge Financial Solutions, Inc.(b)	6,800	152,524
Western Union Co.(b)	4,562	110,765

		263,289

Machinery – 9.5%
Danaher Corp.(b)	2,493	218,736
Dover Corp.(b)	2,524	116,331
Eaton Corp.(b)	1,100	106,645
Joy Global, Inc.(b)	1,900	125,058
Terex Corp.(b)(c)	1,350	88,519

		655,289

Media – 2.1%
DIRECTV Group, Inc. (The)(b)(c)	6,165	142,535

Multiline Retail – 0.9%
Macy’s, Inc.	2,263	58,544

Oil, Gas & Consumable Fuels – 9.5%
ConocoPhillips	2,310	203,973
Devon Energy Corp.	2,488	221,208
ExxonMobil Corp.	2,443	228,885

		654,066

Personal Products – 1.6%
Alberto-Culver Co.(b)	4,540	111,412

Pharmaceuticals – 4.2%
Abbott Laboratories(b)	2,975	167,046
Novartis AG, ADR	2,300	124,913

		291,959

Semiconductors & Semiconductor Equipment – 2.0%
Texas Instruments, Inc.(b)	4,155	138,777

Software – 3.3%
Microsoft Corp.	6,401	227,876

Specialty Retail – 1.6%
Gap, Inc. (The)(b)	5,150	109,592

TOTAL COMMON STOCKS (Identified Cost $5,050,463)		6,478,644

2

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Tax-Managed Equity Fund - continued

	Shares/ Principal Amount	Value (†)
SHORT-TERM INVESTMENTS – 31.6%

State Street Securities Lending Quality Trust(d)	1,721,141	$1,721,141

Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/07 at 3.250% to be repurchased at $458,083 on 1/02/08 collateralized by $460,000 Federal Home Loan Mortgage Corp., 5.750% due 4/15/08 with value of $467,475, including accrued interest(e)	$458,000	458,000
Total Short-Term Investments (Identified Cost $2,179,141)		2,179,141

TOTAL INVESTMENTS – 125.5% (Identified Cost $7,229,604)(a)		8,657,785
Other assets less liabilities—(25.5)%		(1,758,929)

NET ASSETS – 100.0%		$6,898,856

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of FAS 157 will have on the Fund’s financial statements.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At December 31, 2007, the net unrealized appreciation on investments based on cost of $7,229,604 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,583,527
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(155,346)

Net unrealized appreciation	$1,428,181

3

PORTFOLIO OF INVESTMENTS - as of December 31, 2007 (Unaudited)

Loomis Sayles Tax-Managed Equity Fund - continued

At September 30, 2007, the Fund had a capital loss carryover of approximately $3,482,772 of which $1,693,070 expires on September 30, 2010; $1,662,157, expires on September 30, 2011; $110,150 expires on September 30, 2012 and $17,395, expires on September 30, 2013. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	All or a portion of this security was on loan to brokers at December 31, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2007 were $1,674,765 and $1,721,141, respectively.
(c)	Non-income producing security.
(d)	Represents investments of security lending collateral.
(e)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

HOLDINGS AT DECEMBER 31, 2007 AS A PERCENTAGE OF NET ASSETS (Unaudited)

Machinery	9.5%

Oil, Gas & Consumable Fuels	9.5

Communications Equipment	9.0

Insurance	5.7

Capital Markets	5.6

Aerospace & Defense	5.6

Health Care Equipment & Supplies	4.9

Computers & Peripherals	4.7

Chemicals	4.5

Pharmaceuticals	4.2

IT Services	3.8

Software	3.3

Health Care Providers & Services	2.7

Diversified Telecommunication	2.6

Household Products	2.1

Media	2.1

Semiconductors & Semiconductor Equipment	2.0

Beverages	2.0

Other, less than 2% each	10.1

4

LOOMIS SAYLES VALUE FUND - PORTFOLIO OF INVESTMENTS

Investments as of December 31, 2007 (Unaudited)

Shares	Description	Value (†)
Common Stocks – 97.0% of Net Assets

	Aerospace & Defense – 2.9%
73,840	Northrop Grumman Corp.	$5,806,777
44,409	United Technologies Corp.	3,399,065

		9,205,842

	Beverages – 2.7%
190,524	Coca-Cola Enterprises, Inc.	4,959,340
66,160	Molson Coors Brewing Co., Class B	3,415,179

		8,374,519

	Capital Markets – 5.8%
66,327	Ameriprise Financial, Inc.	3,655,281
130,336	Bank of New York Mellon Corp.	6,355,183
69,469	Merrill Lynch & Co., Inc.	3,729,096
83,890	Morgan Stanley	4,455,398

		18,194,958

	Chemicals – 2.8%
88,102	E.I. du Pont de Nemours & Co.	3,884,417
54,611	Praxair, Inc.	4,844,542

		8,728,959

	Commercial Banks – 3.0%
61,167	PNC Financial Services Group, Inc.	4,015,614
168,775	U.S. Bancorp	5,356,918

		9,372,532

	Commercial Services & Supplies – 1.3%
74,995	Avery Dennison Corp.	3,985,234

	Communications Equipment – 1.2%
232,130	Motorola, Inc.	3,723,365

	Computers & Peripherals – 3.1%
111,867	Hewlett-Packard Co.	5,647,046
38,504	International Business Machines Corp.	4,162,283

		9,809,329

	Consumer Finance – 0.5%
102,863	Discover Financial Services(b)	1,551,174

	Containers & Packaging – 2.0%
124,338	Owens-Illinois, Inc.(c)	6,154,731

	Diversified Financial Services – 6.2%
163,917	Bank of America Corp.	6,763,216
171,775	Citigroup, Inc.	5,057,056
175,802	JPMorgan Chase & Co.	7,673,757

		19,494,029

	Diversified Telecommunication Services – 4.6%
344,501	AT&T, Inc.	14,317,462

	Electric Utilities – 1.6%
63,174	Exelon Corp.	5,157,525

	Electrical Equipment – 3.1%
183,787	ABB Ltd. ADR	5,293,066
58,979	General Cable Corp.(b)(c)	4,321,981

		9,615,047

	Energy Equipment & Services – 3.0%
167,760	Halliburton Co.	6,359,781
58,531	Tidewater, Inc.(b)	3,211,011

		9,570,792

	Food & Staples Retailing – 1.3%
87,568	Wal-Mart Stores, Inc.	4,162,107

	Food Products – 2.7%
190,699	ConAgra Foods, Inc.	4,536,729
117,992	Kraft Foods, Inc., Class A	3,850,079

		8,386,808

	Gas Utilities – 1.4%
82,310	Equitable Resources, Inc.(b)	4,385,477

	Health Care Equipment & Supplies – 1.7%
118,852	Covidien Ltd.	5,263,955

	Health Care Providers & Services – 1.4%
75,511	UnitedHealth Group, Inc.	4,394,740

	Hotels, Restaurants & Leisure – 2.0%
105,973	McDonald’s Corp.	6,242,869

	Household Durables – 1.3%
77,192	Sony Corp., ADR	4,191,526

	Independent Power Producers & Energy Traders – 1.4%
101,457	NRG Energy, Inc.(b)(c)	4,397,146

	Insurance – 8.0%
114,985	Allstate Corp.	6,005,666
108,757	American International Group, Inc.	6,340,533
1,519	Berkshire Hathaway, Inc., Class B(c)	7,193,984
59,818	Prudential Financial, Inc.	5,565,467

		25,105,650

	IT Services – 1.1%
149,595	Broadridge Financial Solutions, Inc.	3,355,416

	Media – 6.4%
204,256	Comcast Corp., Class A(c)	3,729,714
184,231	DIRECTV Group, Inc. (The)(c)	4,259,421
306,087	News Corp., Class A	6,271,723
342,959	Time Warner, Inc.	5,662,253

		19,923,111

	Metals & Mining – 1.0%
31,109	Freeport-McMoRan Copper & Gold, Inc.	3,186,806

	Multi-Utilities & Unregulated Power – 1.2%
84,748	PG&E Corp.(b)	3,651,791

	Oil, Gas & Consumable Fuels – 9.9%
135,907	ExxonMobil Corp.	12,733,127
30,704	Hess Corp.	3,096,805
234,748	Spectra Energy Corp.	6,061,193
58,266	Total SA, Sponsored ADR	4,812,772
86,085	XTO Energy, Inc.	4,421,326

		31,125,223

	Pharmaceuticals – 6.0%
162,153	Bristol-Myers Squibb Co.	4,300,298
85,011	Johnson & Johnson	5,670,234
77,003	Novartis AG, ADR	4,182,033
208,217	Pfizer, Inc.	4,732,772

		18,885,337

	Semiconductors & Semiconductor Equipment – 0.7%
304,389	Micron Technology, Inc.(b)(c)	2,206,820

	Software – 1.6%
141,806	Microsoft Corp.	5,048,294

	Specialty Retail – 1.8%
177,437	Gap, Inc. (The)	3,775,860
139,732	Office Depot, Inc.(c)	1,943,672

		5,719,532

	Textiles, Apparel & Luxury Goods – 0.8%
122,339	Liz Claiborne, Inc.(b)	2,489,599

	Tobacco – 1.5%
61,072	Altria Group, Inc.	4,615,822

	Total Common Stocks (Identified Cost $284,170,773)	303,993,527

1

LOOMIS SAYLES VALUE FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2007 (Unaudited)

Principal Amount	Description	Value (†)
Short-Term Investments – 9.3%

Commercial Paper – 2.2%
$6,998,000	State Street Boston Corp., 1.5%, 1/02/2008(d)	$6,997,708

Shares
22,021,202	State Street Securities Lending Quality Trust(e)	22,021,202

	Total Short-Term Investments (Identified Cost $29,018,910)	29,018,910

	Total Investments - 106.3% (Identified Cost $313,189,683)(a)	333,012,437
	Other assets less liabilities — (6.3)%	(19,801,115)

	Net Assets — 100.0%	$313,211,322

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of FAS 157 will have on the Fund’s financial statements.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At December 31, 2007, the net unrealized appreciation on investments based on a cost of $313,189,683 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$35,918,474
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(16,095,720)

Net unrealized appreciation	$19,822,754

(b)	All or a portion of this security was on loan to brokers at December 31, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at December 31, 2007 were $21,343,716 and $22,021,202, respectively.
(c)	Non-income producing security.
(d)	Interest Rate represents annualized yield at time of purchase; not a coupon rate.
(e)	Represents investment of securities lending collateral.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

2

LOOMIS SAYLES VALUE FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of December 31, 2007 (Unaudited)

Holdings at December 31, 2007 as a Percentage of Net Assets (Unaudited)

Oil, Gas & Consumable Fuels	9.9%

Insurance	8.0

Media	6.4

Diversified Financial Services	6.2

Pharmaceuticals	6.0

Capital Markets	5.8

Diversified Telecommunication	4.6

Computers & Peripherals	3.1

Electrical Equipment	3.1

Energy Equipment & Services	3.1

Commercial Banks	3.0

Aerospace & Defense	2.9

Chemicals	2.8

Food Products	2.7

Beverages	2.7

Hotels Restaurants & Leisure	2.0

Containers & Packaging	2.0

Other, less than 2% each	22.7

3

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds II

By:	/s/ Robert J. Blanding
Name:	Robert J. Blanding
Title:	Chief Executive Officer
Date:	February 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert J. Blanding
Name:	Robert J. Blanding
Title:	Chief Executive Officer
Date:	February 22, 2008

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	February 22, 2008